      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 20, 1998



                                               SECURITIES ACT FILE NO. 333-48929



                                       INVESTMENT COMPANY ACT FILE NO. 811-08721

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                         PRE-EFFECTIVE AMENDMENT NO. 1                       [X]
                          POST-EFFECTIVE AMENDMENT NO.                       [ ]

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                AMENDMENT NO. 1                              [X]
                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------


                  MERRILL LYNCH GLOBAL TECHNOLOGY FUND, INC.*


               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                            ------------------------

                             800 SCUDDERS MILL ROAD

                          PLAINSBORO, NEW JERSEY 08536


                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)


      (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE) (609) 282-2000

                                 ARTHUR ZEIKEL

                   MERRILL LYNCH GLOBAL TECHNOLOGY FUND, INC.

                 800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY
        MAILING ADDRESS: P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                            ------------------------

                                   COPIES TO:


            COUNSEL FOR THE FUND:                          PHILIP M. MANDEL, ESQ.
               BROWN & WOOD LLP                        MERRILL LYNCH ASSET MANAGEMENT
            ONE WORLD TRADE CENTER                             P.O. BOX 9011
        NEW YORK, NEW YORK 10048-0557                 PRINCETON, NEW JERSEY 08543-9011
       ATTENTION: FRANK P. BRUNO, ESQ.


                            ------------------------

                 Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of this Registration Statement
                            ------------------------

Title of Securities Being Registered: Shares of Common Stock, par value $.10 per share.

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.
================================================================================


* Formerly, Merrill Lynch Technology Leaders Fund, Inc.

                   MERRILL LYNCH GLOBAL TECHNOLOGY FUND, INC.


                      REGISTRATION STATEMENT ON FORM N-1A
                            ------------------------

                             CROSS REFERENCE SHEET


  N-1A
ITEM NO.                                                            LOCATION
--------                                                            --------
PART A
Item 1.   Cover Page..............................  Cover Page
Item 2.   Synopsis................................  Fee Table
Item 3.   Condensed Financial Information.........  Not Applicable
Item 4.   General Description of Registrant.......  Cover Page; Risk Factors and Special
                                                      Considerations; Investment Objective
                                                      and Policies; Additional Information
Item 5.   Management of the Fund..................  Fee Table; Management of the Fund;
                                                    Inside Back Cover Page
Item 5A.  Management's Discussion of Fund
            Performance...........................  Not Applicable
Item 6.   Capital Stock and Other Securities......  Cover Page; Additional Information
Item 7.   Purchase of Securities Being Offered....  Cover Page; Merrill Lynch Select
                                                    Pricing(SM) System; Fee Table; Purchase
                                                      of Shares; Shareholder Services;
                                                      Additional Information; Inside Back
                                                      Cover Page
Item 8.   Redemption or Repurchase................  Merrill Lynch Select Pricing(SM) System;
                                                    Fee Table; Purchase of Shares;
                                                      Redemption of Shares
Item 9.   Pending Legal Proceedings...............  Not Applicable
PART B
Item 10.  Cover Page..............................  Cover Page
Item 11.  Table of Contents.......................  Back Cover Page
Item 12.  General Information and History.........  General Information
Item 13.  Investment Objective and Policies.......  Investment Objective and Policies
Item 14.  Management of the Fund..................  Management of the Fund
Item 15.  Control Persons and Principal Holders of
            Securities............................  Management of the Fund; Additional
                                                      Information
Item 16.  Investment Advisory and Other
            Services..............................  Management of the Fund; Purchase of
                                                      Shares; General Information
Item 17.  Brokerage Allocation and Other
            Practices.............................  Portfolio Transactions and Brokerage
Item 18.  Capital Stock and Other Securities......  General Information
Item 19.  Purchase, Redemption and Pricing of
            Securities Being Offered..............  Purchase of Shares; Redemption of
                                                    Shares; Determination of Net Asset
                                                      Value; Shareholder Services
Item 20.  Tax Status..............................  Dividends, Distributions and Taxes
Item 21.  Underwriters............................  Purchase of Shares
Item 22.  Calculation of Performance Data.........  Performance Data
Item 23.  Financial Statements....................  Statement of Assets and Liabilities


PART C
     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS


MAY 20, 1998



                   MERRILL LYNCH GLOBAL TECHNOLOGY FUND, INC.

   P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011 - PHONE NO. (609) 282-2800
                            ------------------------


    Merrill Lynch Global Technology Fund, Inc. (the "Fund") is a diversified, open-end management investment company that seeks long-term capital appreciation through worldwide investment in equity securities of issuers that, in the opinion of Merrill Lynch Asset Management, L.P. ("MLAM" or the "Manager"), derive a substantial portion of their income from products and services in technology related industries. The Fund will pursue this objective by investing primarily in a global portfolio of securities of issuers that are, and are expected to remain, leaders in their product or service niches as measured by market share and superiority in technology. In addition, part of the Fund's portfolio will be invested in issuers which management believes are likely to develop leadership positions. Although the Fund will not concentrate its investments in any one industry, it is contemplated that substantial investments will be made in issuers engaged in such technology related industries as telecommunications equipment, computers, semiconductors, networking, internet and on-line service companies, office automation, server hardware producers and software companies (e.g., design, consumer and industrial). The Fund should be considered as a means of diversifying an investment portfolio and not itself a balanced investment program. The Fund may employ a variety of techniques, including derivative investments, to hedge against market and currency risk or to gain exposure to equity markets. There can be no assurance that the Fund's investment objective will be achieved. For more information on the Fund's investment objective and policies, please see "Investment Objective and Policies" on page 12.


    Investments on an international basis in foreign securities markets involve risks and special considerations not typically associated with investments in securities of United States issuers. See "Risk Factors and Special Considerations."

    Pursuant to the Merrill Lynch Select Pricing(SM) System, the Fund offers four classes of shares, each with a different combination of sales charges, ongoing fees and other features. The Merrill Lynch Select Pricing(SM) System permits an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. See "Merrill Lynch Select Pricing(SM) System" on page 3.


    Merrill Lynch Funds Distributor, Inc. (the "Distributor"), P.O. Box 9081, Princeton, New Jersey 08543-9081 ((609) 282-2800), and other securities dealers which have entered into selected dealer agreements with the Distributor, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), will solicit subscriptions for shares of the Fund during a period expected to end on June 23, 1998, unless extended. On the third business day after the conclusion of the subscription period, the subscriptions will be payable, the shares will be issued and the Fund will commence operations. The public offering price of the shares during the subscription offering will be $10.00 per share in the case of Class B and Class C shares and $10.00 per share plus a sales charge of $.554, subject to reductions on purchases in single transactions of $25,000 or more, in the case of Class A and Class D shares. After the completion of the initial subscription offering, the Fund will engage in a continuous offering of its shares as described herein under "Merrill Lynch Select Pricing(SM) System." The minimum initial purchase during the subscription and continuous offerings is $1,000 and the minimum subsequent purchase in the continuous offering is $50, except that for certain retirement plans, the minimum initial purchase is $100 and the minimum subsequent purchase is $1, and for participants in certain fee-based programs, the minimum initial purchase is $250 and the minimum subsequent purchase is $50. Merrill Lynch may charge its customers a processing fee (presently $5.35) for confirming purchases and repurchases. Purchases and redemptions made directly through Merrill Lynch Financial Data Services, Inc. (the "Transfer Agent") are not subject to the processing fee. See "Purchase of Shares" and "Redemption of Shares."

                            ------------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.
                            ------------------------


    This Prospectus is a concise statement of information about the Fund that is relevant to making an investment in the Fund. This Prospectus should be retained for future reference. A statement containing additional information about the Fund, dated May 20, 1998 (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission (the "Commission") and is available, without charge, by calling or by writing the Fund at the above telephone number or address. The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, materials incorporated by reference and other information regarding the Fund. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

                            ------------------------

                   MERRILL LYNCH ASSET MANAGEMENT -- MANAGER

              MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

                                   FEE TABLE

     A general comparison of the sales arrangements and other nonrecurring and recurring expenses applicable to shares of the Fund follows:


                                                   CLASS A(a)         CLASS B(b)         CLASS C     CLASS D
                                                   ----------         ----------         --------    -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Charge Imposed on Purchases (as a
    percentage of offering price)................  5.25%(c)              None              None      5.25%(c)
  Sales Charge Imposed on Dividend
    Reinvestments................................    None                None              None       None
  Deferred Sales Charge (as a percentage of
    original purchase price or redemption
    proceeds, whichever is lower)................   None(d)    4.0% during the first     1.0% for    None(d)
                                                               year, decreasing 1.0%       one
                                                               annually to 0.0% after    year(f)
                                                               the fourth year(e)
  Exchange Fee...................................    None                None              None       None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE
  OF AVERAGE NET ASSETS):
  Investment Advisory Fees(g)....................    1.00%              1.00%             1.00%       1.00%
  12b-1 Fees (includes account maintenance fees
    and distribution fees)(h):...................    None               1.00%             1.00%       0.25%
                                                               (Class B shares convert
                                                               to Class D shares
                                                               automatically after
                                                               approximately eight
                                                               years and cease being
                                                               subject to distribution
                                                               fees)
  Other Expenses(i):
  Shareholder Servicing Costs(j).................     .12%               .12%               .12%        .12%
  Other..........................................     .27%               .27%               .27%        .27%
                                                     ----               ----               ----        ----
    Total Other Expenses.........................     .39%               .39%               .39%        .39%
                                                     ----               ----               ----        ----
  Total Fund Operating Expenses..................    1.39%              2.39%              2.39%       1.64%
                                                     ====               ====               ====        ====


---------------

(a) Class A shares are sold to a limited group of investors including existing Class A shareholders, certain retirement plans and certain participants in fee-based programs. See "Purchase of Shares -- Initial Sales Charge Alternatives -- Class A and Class D Shares" on page 26 and "Shareholder Services -- Fee-Based Programs" on page 37.



(b) Class B shares convert to Class D shares automatically approximately eight years after initial purchase. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class B and Class C Shares" on page 27.



(c) Reduced for purchases of $25,000 and over, and waived for purchases of Class A shares by certain retirement plans and participants in certain fee-based programs. Class A and Class D purchases of $1,000,000 or more may not be subject to an initial sales charge. See "Purchase of Shares -- Initial Sales Charge Alternatives -- Class A and Class D Shares" on page 26.



(d) Class A and Class D shares are not subject to a contingent deferred sales charge ("CDSC"), except that certain purchases of $1,000,000 or more that are not subject to an initial sales charge may instead be subject to a CDSC of 1.0% of amounts redeemed within the first year after purchase. Such CDSC may be waived in connection with certain fee-based programs. See "Shareholder Services -- Fee-Based Programs" on page 37.



(e) The CDSC may be modified in connection with certain fee-based programs. See "Shareholder Services -- Fee-Based Programs" on page 37.



(f) The CDSC may be waived in connection with certain fee-based programs. See "Shareholder Services -- Fee-Based Programs" on page 37.



(g) See "Management of the Fund -- Management and Advisory Arrangements" on page 20.



(h)  See "Purchase of Shares -- Distribution Plans" on page 30.


(i) Information under "Other Expenses" is estimated for the Fund's first fiscal year ending March 31, 1999.


(j)  See "Management of the Fund -- Transfer Agency Services" on page 22.

EXAMPLE:


                                                                CUMULATIVE EXPENSES
                                                              PAID FOR THE PERIOD OF:
                                                              -----------------------
                                                              1 YEAR         3 YEARS
                                                              -------        --------
An investor would pay the following expenses on a $1,000
  investment including the maximum $52.50 initial sales
  charge (Class A and Class D shares only) and assuming (1)
  the Total Fund Operating Expenses for each class set forth on page 2, (2) a 5% annual return throughout the periods
  and (3) redemption at the end of the period (including any applicable CDSC for Class B and Class C shares):
     Class A................................................    $66            $ 94
     Class B................................................    $64            $ 95
     Class C................................................    $34            $ 75
     Class D................................................    $68            $102
An investor would pay the following expenses on the same
  $1,000 investment assuming no redemption at the end of the period:
     Class A................................................    $66            $ 94
     Class B................................................    $24            $ 75
     Class C................................................    $24            $ 75
     Class D................................................    $68            $102


     The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Fund will bear directly or indirectly. The expenses set forth under "Other Expenses" are based on estimated amounts through the end of the Fund's first fiscal year on an annualized basis. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Commission regulations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATE OF RETURN, AND ACTUAL EXPENSES OR ANNUAL RATE OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLE. Class B and Class C shareholders who hold their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"). Merrill Lynch may charge its customers a processing fee (presently $5.35) for confirming purchases and repurchases. Purchases and redemptions made directly through the Fund's Transfer Agent are not subject to the processing fee. See "Purchase of Shares" and "Redemption of Shares."

                    MERRILL LYNCH SELECT PRICING(SM) SYSTEM


     The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. The shares of each class may be purchased at a price equal to the next determined net asset value per share subject to the sales charges and ongoing fee arrangements described below. Shares of Class A and Class D are sold to investors choosing the initial sales charge alternatives, and shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives. The Merrill Lynch Select Pricing(SM) System is used by more than 50 registered investment companies advised by MLAM or Fund Asset Management, L.P. ("FAM"), an affiliate of MLAM. Funds advised by MLAM or FAM that utilize the Merrill Lynch Select Pricing(SM) System are referred to herein as "MLAM-advised mutual funds."


     Each Class A, Class B, Class C or Class D share of the Fund represents an identical interest in the investment portfolio of the Fund and has the same rights, except that Class B, Class C and Class D shares bear the expenses of the ongoing account maintenance fees and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The CDSCs, distribution fees and account maintenance fees that are imposed on Class B and Class C shares, as well as the account maintenance fees that are imposed on Class D shares, are imposed directly against those classes and not against all assets of the Fund and, accordingly, such charges will not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. Dividends paid by the Fund for each class of shares will be calculated in the same manner at the same time and will differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relating to a particular class are borne exclusively by that class. Each class has different exchange privileges. See "Shareholder Services -- Exchange Privilege."

     Investors should understand that the purpose and function of the initial sales charges with respect to the Class A and Class D shares are the same as those of the CDSCs and distribution fees with respect to the Class B and Class C shares in that the sales charges and distribution fees, if any, applicable to each class provide for the financing of the distribution of the shares of the Fund. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

     The following table sets forth a summary of the distribution arrangements for each class of shares under the Merrill Lynch Select PricingSM System, followed by a more detailed description of each class and a discussion of the factors that investors should consider in determining the method of purchasing shares under the Merrill Lynch Select PricingSM System that the investor believes is the most beneficial under his or her particular circumstances. More detailed information as to each class of shares is set forth under "Purchase of Shares."

------------------------------------------------------------------------------------------------------------------------------
    ----------------------------------------------------------------------------------------------------------------------
                                                                ACCOUNT
                                                              MAINTENANCE      DISTRIBUTION
     CLASS                   SALES CHARGE(1)                      FEE              FEE             CONVERSION FEATURE
    ----------------------------------------------------------------------------------------------------------------------
       A       Maximum 5.25% initial sales charge(2)(3)            No               No         No
      -----------------------------------------------------------------------------------------------------------------
       B       CDSC for a period of four years, at a rate
                 of 4.0% during the first year, decreasing                                     B shares convert to
                 1.0% annually to 0.0%(4)                        0.25%            0.75%          D shares automatically
                                                                                                 after approximately
                                                                                                 eight years(5)
      -----------------------------------------------------------------------------------------------------------------
       C       1.0% CDSC for one year(6)                         0.25%            0.75%        No
      -----------------------------------------------------------------------------------------------------------------
       D       Maximum 5.25% initial sales charge(3)             0.25%              No         No
      -----------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

---------------

(1) Initial sales charges are imposed at the time of purchase as a percentage of the offering price. CDSCs are imposed if the redemption occurs within the applicable CDSC time period. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed.

(2) Offered only to eligible investors. See "Purchase of Shares -- Initial Sales Charge Alternatives -- Class A and Class D Shares -- Eligible Class A Investors."

(3) Reduced for purchases of $25,000 or more and waived for purchases of Class A shares by certain retirement plans and participants in connection with certain fee-based programs. Class A and Class D share purchases of $1,000,000 or more may not be subject to an initial sales charge but instead may be subject to a 1.0% CDSC if redeemed within one year. Such CDSC may be waived in connection with certain fee-based programs. A 0.75% sales charge for 401(k) purchases over $1,000,000 will apply. See "Class A" and "Class D" below.

(4) The CDSC may be modified in connection with certain fee-based programs.

(5) The conversion period for dividend reinvestment shares and the conversion and holding periods for certain retirement plans are modified. Also, Class B shares of certain other MLAM-advised mutual funds into which exchanges may be made have a ten-year conversion period. If Class B shares of the Fund are exchanged for Class B shares of another MLAM-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked onto the holding period for the shares acquired.

(6) The CDSC may be waived in connection with certain fee-based programs.

Class A: Class A shares incur an initial sales charge when they are purchased and bear no ongoing distribution or account maintenance fees. Class A shares are offered to a limited group of investors and also will be issued upon reinvestment of dividends on outstanding Class A shares. Investors who currently own Class A shares of the Fund in a shareholder account are entitled to purchase additional Class A shares of the Fund in that account. Other eligible investors include certain retirement plans and participants in certain fee-based programs. In addition, Class A shares will be offered at net asset value to Merrill Lynch & Co., Inc. ("ML & Co.") and its subsidiaries (the term "subsidiaries" when used herein with respect to ML & Co. includes the Manager, FAM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.), and their directors and employees and to members of the Boards of MLAM-advised mutual funds. The maximum initial sales charge is 5.25%, which is reduced for purchases of $25,000 and over and waived for purchases of Class A shares by certain retirement plans and participants in connection with certain fee-based programs. Purchases of $1,000,000 or more may not be subject to an initial sales charge, but if the initial sales charge is waived such purchases may be subject to a 1.0% CDSC if the shares are redeemed within one year after purchase. Such CDSC may be waived in connection with certain fee-based programs. Sales charges are also reduced under a right of accumulation which takes into account the investor's holdings of all classes of all MLAM-advised mutual funds. See "Purchase of Shares -- Initial Sales Charge Alternatives -- Class A and Class D Shares."

Class B: Class B shares do not incur a sales charge when they are purchased, but they are subject to an ongoing account maintenance fee of 0.25% and an ongoing distribution fee of 0.75% of the Fund's average net assets attributable to Class B shares, as well as a CDSC if they are redeemed within four years of purchase. Such CDSC may be modified in connection with certain fee-based programs. Approximately eight years after issuance, Class B shares will convert automatically into Class D shares of the Fund, which are subject to an account maintenance fee but no distribution fee; Class B shares of certain other MLAM-advised mutual funds into which exchanges may be made convert into Class D shares automatically after approximately ten years. If Class B shares of the Fund are exchanged for Class B shares of another MLAM-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, as will the Class D account maintenance fee of the acquired fund upon the conversion, and the holding period for the shares exchanged will be tacked onto the holding period for the shares acquired. Automatic conversion of Class B shares into Class D shares will occur at least once a month on the basis of the relative net asset values of the shares of the two classes on the conversion date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class D shares will not be deemed a purchase or sale of the shares for Federal income tax purposes. Shares purchased through reinvestment of dividends on Class B shares also will convert automatically to Class D shares. The conversion period for dividend reinvestment shares and for certain retirement plans is modified as described under "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class B and Class C Shares -- Conversion of Class B Shares to Class D Shares."


Class C: Class C shares do not incur a sales charge when they are purchased, but they are subject to an ongoing account maintenance fee of 0.25% and an ongoing distribution fee of 0.75% of the Fund's average net assets attributable to Class C shares. Class C shares are also subject to a 1.0% CDSC if they are redeemed within one year of purchase. Such CDSC may be waived in connection with certain fee-based programs. Although Class C shares are subject to a CDSC for only one year (as compared to four years for Class B), Class C shares have no conversion feature and, accordingly, an investor who purchases Class C shares will be subject to distribution fees that will be imposed on Class C shares for an indefinite period subject to annual approval by the Fund's Board of Directors and regulatory limitations.


Class D: Class D shares incur an initial sales charge when they are purchased and are subject to an ongoing account maintenance fee of 0.25% of the Fund's average net assets attributable to Class D shares. Class D shares are not subject to an ongoing distribution fee or any CDSC when they are redeemed. The maximum initial sales charge is 5.25%, which is reduced for purchases of $25,000 and over. Purchases of $1,000,000 or more may not be subject to an initial sales charge, but if the initial sales charge is waived such purchases may be subject to a 1.0% CDSC if the shares are redeemed within one year after purchase. Such CDSC may be waived in connection with certain fee-based programs. The schedule of initial sales charges and reductions for Class D shares is the same as the schedule for Class A shares, except that there is no waiver for purchases by retirement plans and participants in connection with certain fee-based programs. Class D shares also will be issued upon conversion of Class B shares as described above under "Class B." See "Purchase of Shares -- Initial Sales Charge Alternatives -- Class A and Class D Shares."

     The following is a discussion of the factors that investors should consider in determining the method of purchasing shares under the Merrill Lynch Select PricingSM System that the investor believes is most beneficial under his or her particular circumstances.

     Initial Sales Charge Alternatives. Investors who prefer an initial sales charge alternative may elect to purchase Class D shares or, if an eligible investor, Class A shares. Investors choosing the initial sales charge alternative who are eligible to purchase Class A shares should purchase Class A shares rather than Class D shares because there is an account maintenance fee imposed on Class D shares. Investors qualifying for significantly reduced initial sales charges may find the initial sales charge alternative particularly attractive because similar sales charge reductions are not available with respect to the CDSCs imposed in connection with purchases of Class B or Class C shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time also may elect to purchase Class A or Class D shares, because over time the accumulated ongoing account maintenance and distribution fees on Class B or Class C shares may exceed the initial sales charge and, in the case of Class D shares, the account maintenance fee. Although some investors who previously purchased Class A shares may no longer be eligible to purchase Class A shares of other MLAM-advised mutual funds, those previously purchased Class A shares, together with Class B, Class C and Class D share holdings, will count toward a right of accumulation that may qualify the investor for reduced initial sales charges on new initial sales charge purchases. In addition, the ongoing Class B and Class C account maintenance and distribution fees will cause Class B and Class C shares to have higher expense ratios, pay lower dividends and have lower total returns than the initial sales charge shares. The ongoing Class D account maintenance fees will cause Class D shares to have a higher expense ratio, pay lower dividends and have a lower total return than Class A shares.

     Deferred Sales Charge Alternatives. Because no initial sales charges are deducted at the time of purchase, Class B and Class C shares provide the benefit of putting all of the investor's dollars to work from the time the investment is made. The deferred sales charge alternatives may be particularly appealing to investors who do not qualify for a reduction in initial sales charges. Both Class B and Class C shares are subject to ongoing account maintenance fees and distribution fees; however, the ongoing account maintenance and distribution fees potentially may be offset to the extent any return is realized on the additional funds initially invested in Class B or Class C shares. In addition, Class B shares will be converted into Class D shares of the Fund after a conversion period of approximately eight years, and thereafter investors will be subject to lower ongoing fees.

     Certain investors may elect to purchase Class B shares if they determine it to be most advantageous to have all their funds invested initially and intend to hold their shares for an extended period of time. Investors in Class B shares should take into account whether they intend to redeem their shares within the CDSC period and, if not, whether they intend to remain invested until the end of the conversion period and thereby take advantage of the reduction in ongoing fees resulting from the conversion into Class D shares. Other investors, however, may elect to purchase Class C shares if they determine that it is advantageous to have all their assets invested initially and they are uncertain as to the length of time they intend to hold their assets in MLAM-advised mutual funds. Although Class C shareholders are subject to a shorter CDSC period at a lower rate, they forego the Class B conversion feature, making their investment subject to account maintenance and distribution fees for an indefinite period of time. In addition, while both Class B and Class C distribution fees are subject to the limitations on asset-based sales charges imposed by the NASD, the Class B distribution fees are further limited under a voluntary waiver of asset-based sales charges. See "Purchase of Shares -- Limitations on the Payment of Deferred Sales Charges."

                    RISK FACTORS AND SPECIAL CONSIDERATIONS

GENERAL

     Because the Fund invests in securities of issuers in technology related industries, investors should be aware of certain risk factors and considerations related to such investments. Also, because a substantial portion of the Fund's assets may be invested in securities of non-U.S. issuers, an investor in the Fund should be aware of certain risk factors and special considerations relating to international investing, which may involve risks that are not typically associated with investments in securities of U.S. issuers. The Fund should be considered as a means of diversifying an investment portfolio and not in itself a balanced investment program. The Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, do not seek current income and can accommodate taxable distributions of income and capital gains.

INVESTMENTS IN TECHNOLOGY

     Technology oriented investment companies such as the Fund, as with other sector funds, may be subject to rapidly changing asset inflows and outflows, which could affect portfolio management and investment decisions. Moreover, the Fund's investments in securities of technology related issuers present certain risks that may not exist to the same degree in other types of investments. Technology securities, in general, tend to be relatively volatile as compared to other types of investments. Any such volatility will be reflected in changes in the Fund's net asset value. While volatility may create investment opportunities, it does entail risk.

     While the Fund will invest in the securities of entities in a variety of different industries considered by the Manager of the Fund to be technology related, many of those entities share common characteristics which may affect an investment in the Fund. For example, industries throughout the technology field include many smaller and less seasoned issuers. Although the Fund will seek to invest primarily in well established companies that are typically large and mid-cap issuers, the Fund also may invest in smaller issuers. These types of issuers may present greater opportunities for capital appreciation, but may also involve greater risks. Such small-cap issuers may have limited product lines, markets, or financial resources, or may depend on a limited management group. In addition, the securities of smaller issuers trade less frequently and in smaller volume, and may be subject to more abrupt or erratic price movements or may be more sensitive to market fluctuations than the securities of larger, more established companies. The issuers in which the Fund invests are also strongly affected by worldwide scientific or technological developments, and their products may rapidly fall into obsolescence. Certain of such issuers also offer products or services that are subject to governmental regulation and may, therefore, be affected adversely by governmental policies.

INVESTING ON AN INTERNATIONAL BASIS

     Specific Risks. Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Securities prices in different countries are subject to different economic, financial, political and social factors. Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability or diplomatic developments that could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments also may be subject to foreign withholding taxes. These risks often are heightened for investments in smaller, emerging capital markets.

     As a result of these potential risks, the Manager may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Manager, have had no or limited prior experience.

     Public Information. Many of the securities held by the Fund may not be registered with the Commission, nor will the issuers thereof be subject to the reporting requirements of such agency. Accordingly, there may be less publicly available information about a foreign issuer than about a U.S. issuer and such foreign issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. issuers. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable to certain smaller, emerging foreign capital markets. Foreign issuers, and issuers in smaller, emerging capital markets in particular, generally are not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to domestic issuers.

     Trading Volume, Clearance and Settlement. Foreign financial markets, while often growing in trading volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller, emerging capital markets, which may result in the Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

     Government Supervision and Regulation. There generally is less governmental supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. For example, there may be no comparable provisions under certain foreign laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on foreign securities exchanges generally are higher than in the United States.

     Depositary Receipts. The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts") or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed above.

     Restrictions on Foreign Investment. Some countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons in a company to only a specific class of securities that may have less advantageous terms than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

     A number of countries have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the Investment Company Act of 1940, as amended (the "Investment Company Act"), the Fund may invest up to 10% of its total assets in securities of closed-end investment companies, not more than 5% of which may be invested in any one such company. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Fund to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If the Fund acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including investment advisory fees) and, indirectly, the expenses of such closed-end investment companies. The Fund also may seek, at its own cost, to create its own investment entities under the laws of certain countries.

BORROWING

     The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed), taken at market value, but only from banks as a temporary measure for extraordinary or emergency purposes, including to meet redemptions (so as not to force the Fund to liquidate securities at a disadvantageous time) or to settle securities transactions. The Fund will not purchase securities at any time when borrowings exceed 5% of its total assets, except (a) to honor prior commitments or (b) to exercise subscription rights when outstanding borrowings have been obtained exclusively for settlements of other securities transactions. The purchase of securities while borrowings are outstanding will have the effect of leveraging the Fund. Such leveraging increases the Fund's exposure to capital risk, and borrowed funds are subject to interest costs that will reduce net income.

DERIVATIVE INVESTMENTS

     In order to seek to hedge various portfolio positions or to gain exposure to equity markets, the Fund may invest in certain instruments that may be characterized as derivatives. These instruments include various types of options transactions, futures and options thereon and currency transactions.

     Such investments also may consist of swap agreements and indexed securities. The Fund may also invest in listed options on indices including the Merrill Lynch 100 Technology Index, which is an index of technology related equity securities, the options of which are traded on the American Stock Exchange pursuant to a license granted by an affiliate of the Manager. The Fund has express limitations on the percentage of its assets that may be committed to certain of such investments. Other such investments have no express quantitative limitations, although they may be made solely for hedging purposes, not for speculation, and may in some cases require limitations as to the type of permissible counterparty to the transactions. Swap agreements entail the risk that a counterparty will default on its payment obligations to the Fund thereunder.

     Investments in indexed securities subject the Fund to the risks associated with changes in the particular indices, which may include losses of amounts invested. Options transactions involve the potential loss of the opportunity to profit from any price increase in the underlying security above the option exercise price or the potential loss of the premium paid for an option. Similarly, utilization of futures and options thereon and currency transactions involves the risk of imperfect correlation in movements in the price of futures, options or currency hedge and movements in the price of the securities or currency which are the subject of the hedge. For a further discussion of the risks associated with these investments, see "Investment Objective and Policies -- Description of Certain Investments -- Swap Agreements," " -- Indexed and Inverse Securities," " -- Other Investment Policies and
Practices -- Portfolio Strategies Involving Options, Futures and Foreign Exchange Transactions" and the Appendix to this Prospectus, "Investment Practices Involving the Use of Options, Futures and Foreign Exchange."

ILLIQUID SECURITIES


     The Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Investment of the Fund's assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute in situations in which the Fund's operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments. Further, issuers whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. In making investments in such securities, the Fund may obtain access to material nonpublic information which may restrict the Fund's ability to conduct portfolio transactions in such securities. In addition, the Fund may invest in privately placed securities that may or may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. See "Investment Objective and Policies -- Description of Certain Investments -- Illiquid Securities" on page 14.


WITHHOLDING AND OTHER TAXES

     Income and capital gains on securities held by the Fund may be subject to withholding and other taxes imposed by certain jurisdictions, which would reduce the return to the Fund on those securities. The Fund intends, unless ineligible, to elect to "pass-through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. The taxes passed through to shareholders will be included in each shareholder's income and could potentially be offset by either a deduction or a credit. Certain shareholders, including non-U.S. shareholders, will not be entitled to the benefit of a deduction or credit with respect to foreign taxes paid by the Fund. Non-U.S. shareholders may nevertheless be subject to withholding tax on the foreign taxes included in their income. Other taxes, such as transfer taxes, may be imposed on the Fund, but would not give rise to a credit or deduction for shareholders.

FEES AND EXPENSES


     The management fee (at the annual rate of 1.0% of the Fund's average daily net assets) and other operating expenses of the Fund may be higher than the management fees and operating expenses of other mutual funds managed by the Manager and other investment advisers or of investment companies investing exclusively in the securities of U.S. issuers. The management fees and operating expenses, however, are believed by the Manager to be comparable to expenses of other open-end management investment companies that invest on a global basis with investment objectives similar to the investment objective of the Fund.


                       INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Fund is to seek long-term capital appreciation through worldwide investment in equity securities of issuers that, in the opinion of the Manager, derive a substantial portion of their income from technology related industries. The Fund will pursue this objective by investing in a global portfolio of securities of issuers that are, and are expected to remain, leaders in their product or service niches as measured by market share and superiority in technology. In addition, part of the Fund's portfolio will be invested in issuers which management believes are likely to develop leadership positions. Current income from dividends and interest will not be an important consideration in selecting portfolio securities. The investment objective of the Fund described in the first sentence of this paragraph is a fundamental policy of the Fund and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. There can be no assurance that the Fund's investment objective will be achieved.


     The investment objective of the Fund is based upon the belief that continuing advances in technology are providing issuers throughout the world with opportunities to develop innovative products and services and that investment in such issuers offers significant long-term growth possibilities. The Fund will invest in issuers offering products and services in telecommunications equipment, computers, semiconductors, networking, internet and on-line service companies, office automation, server hardware producers and software companies (e.g., design, consumer and industrial). The Fund will not invest more than 25% of its total assets in any one industry.


     The Fund will invest in a portfolio of securities of issuers located throughout the world. While there are no prescribed limits on geographic asset distribution, based upon the public market values in the world equity markets and anticipated technological innovations, it is presently contemplated that a majority of the Fund's assets will be invested in the securities of issuers domiciled in the United States, Japan and Western Europe. Western European countries include, among others, the United Kingdom, Germany, The Netherlands, Switzerland, Sweden, France, Italy, Belgium, Norway, Denmark, Finland, Portugal, Austria and Spain. The Fund may restrict the securities markets in which its assets will be invested and may increase the proportion of assets invested in U.S. securities markets. As a result, when the Manager believes it is in the best interests of the shareholders of the Fund, the Fund may have few investments outside the United States.

     Since the Fund will invest primarily in issuers that are, and are expected to remain, leaders in their product or service niches, it is expected that investment emphasis will be given to issuers having large stock market capitalizations ($5 billion or more). It is contemplated, however, that a portion of the Fund's assets will be invested in issuers the Fund has identified as emerging leaders in their industries that would be considered mid-cap issuers (capitalization between $1 and $5 billion) or small-cap issuers (capitalization below $1 billion). Investments in issuers with lower market capitalization may involve special risks. See "Risk Factors and Special
Considerations -- Investments in Technology."

     There is no assurance that the Manager will be able to generate positive returns for the Fund, especially in light of the inherently volatile nature of the stock sector in which its assets are invested. While volatility may create investment opportunities, it does entail risk and may result in a high rate of portfolio turnover. See "Other Investment Policies and Practices -- Portfolio Turnover" below.


     Investment emphasis will be on equity securities, primarily common stocks and, to a lesser extent, securities convertible into common stocks, preferred stocks, rights to subscribe for common stock and other investments the return on which is determined by the performance of a common stock or a basket or index of common stocks. The Fund anticipates that under normal conditions at least 65% of its total assets will be invested in equity securities of technology related issuers from at least three different countries, including the United States.


     The Fund should be considered as a means of diversifying an investment portfolio and not in itself a balanced investment program. The Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, do not seek current income and can accommodate taxable distributions of income and capital gains.

DESCRIPTION OF CERTAIN INVESTMENTS

     Temporary Investments. The Fund reserves the right, as a temporary defensive measure, to hold in excess of 35% of its total assets in cash or cash equivalents in U.S. dollars or foreign currencies and investment grade, short-term securities including money market securities denominated in U.S. dollars or foreign currencies ("Temporary Investments") the issuers of which may not be involved in technology. Under certain adverse investment conditions, the Fund may restrict the markets in which its assets will be invested and may increase the proportion of assets invested in Temporary Investments. Investments made for defensive purposes will be maintained only during periods in which the Manager determines that economic or financial conditions are adverse for holding or being fully invested in equity securities. A portion of the Fund normally would be held in Temporary Investments in anticipation of investment in equity securities or to provide for possible redemptions.

     Depositary Receipts. The Fund may invest in the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe that evidence a similar ownership arrangement. GDRs are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the U.S. and in Europe and are designed for use throughout the world. The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

     Warrants. The Fund may invest in warrants, which are securities permitting, but not obligating, their holder to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holders to purchase, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

     Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics such as (i) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (ii) a lesser degree of fluctuation in value than the underlying stock since they have fixed-income characteristics, and (iii) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

     Illiquid Securities. The Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. The Fund may invest in securities of issuers that are sold in private placement transactions between the issuers and their purchasers and that are neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities will be subject to contractual or legal restrictions on transfer. See "Investment Restrictions" herein.

     The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "Securities Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. The Board of Directors has determined to treat as liquid Rule 144A securities that are freely tradable in their primary markets offshore. The Board of Directors may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of restricted securities. The Board of Directors, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Board of Directors will carefully monitor the Fund's investments in securities purchased pursuant to Rule 144A, focusing on such factors, among others, as valuation, liquidity and availability of information. Investment in these types of securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing the securities.

     Swap Agreements. The Fund is authorized to enter into equity swap agreements, which are contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities or equity index. For example, swap agreements may be used to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impractical. The swap agreement will be structured to provide for early termination in the event, for example, that the Fund desires to lock in appreciation.

     Swap agreements entail the risk that a party will default on its payment obligations to the Fund thereunder. The Fund will seek to lessen the risk to some extent by entering into a transaction only with financial institutions that have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. The Fund, however, will deposit in a segregated account with its custodian liquid securities, cash or cash equivalents or other assets permitted to be so segregated by the Commission in an amount equal to or greater than the market value of the liabilities under the swap agreement or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the swap agreement. The Fund will enter into a swap transaction only if, immediately following the time the Fund enters into the transaction, the aggregate notional principal amount of swap transactions to which the Fund is a party would not exceed 5% of the Fund's total assets.

     Indexed and Inverse Securities. The Fund may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an "index"). As an illustration, the Fund may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities, or based on the relative changes of two indices. In addition, the Fund may invest in securities the potential return of which is based inversely on the change in an index. For example, the Fund may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If the Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices.

     Certain indexed and inverse securities may have the effect of providing investment leverage because the rate of interest or amount of principal payable increases or decreases at a rate that is a multiple of the changes in the relevant index. As a consequence, the market value of such securities may be substantially more volatile than the market values of other debt securities. The Fund believes that indexed and inverse securities may provide portfolio management flexibility that permits the Fund to seek enhanced returns, hedge other portfolio positions or vary the degree of portfolio leverage with greater efficiency than would otherwise be possible under certain market conditions.

     Investment in Other Investment Companies. The Fund may invest in other investment companies whose investment objectives and policies are consistent with those of the Fund. In accordance with the Investment Company Act, the Fund may invest up to 10% of its total assets in securities of other investment companies. In addition, under the Investment Company Act the Fund may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the value of the Fund's total assets may be invested in the securities of any investment company. If the Fund acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees). Investments by the Fund in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies.

OTHER INVESTMENT POLICIES AND PRACTICES

     Portfolio Strategies Involving Options, Futures and Foreign Exchange Transactions. The Fund is authorized to engage in certain investment practices involving the use of options, futures and foreign exchange, which may expose the Fund to certain risks. These investment practices and the associated risks are described in detail in the Appendix attached to this Prospectus.

     Portfolio Transactions. Subject to policies established by the Board of Directors of the Fund, the Manager is primarily responsible for the execution of the Fund's portfolio transactions. Since portfolio transactions may be effected on foreign securities exchanges, the Fund may incur settlement delays on certain of such exchanges. See "Risk Factors and Special Considerations." In executing portfolio transactions, the Manager seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Manager generally seeks reasonably competitive fees, commissions or spreads, the Fund does not necessarily pay the lowest fee, commission or spread available. The Fund may invest in certain securities traded in the over-the-counter ("OTC") market and, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Securities firms may receive brokerage commissions on certain portfolio transactions, including futures, options and options on futures transactions and the purchase and sale of underlying securities upon exercise of options. The Fund contemplates that, consistent with its policy of obtaining the best net results, it will place orders for transactions with a number of brokers and dealers, including Merrill Lynch, an affiliate of the Manager. Subject to obtaining the best price and execution, securities firms that provide supplemental investment research to the Manager, including Merrill Lynch, may receive orders for transactions by the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager, and the expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information. See "Management of the Fund -- Management and Advisory Arrangements."

     Under the Investment Company Act, persons affiliated with the Fund and persons who are affiliated with such affiliated persons, including Merrill Lynch, are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Affiliated persons of the Fund, and affiliated persons of such affiliated persons, may serve as the Fund's broker in transactions conducted on an exchange and in OTC transactions conducted on an agency basis and may receive brokerage commissions from the Fund. In addition, the Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Board of Directors of the Fund that either comply with rules adopted by the Commission or with interpretations of the Commission staff. In addition, consistent with the Conduct Rules of the NASD, the Fund may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund. It is expected that the majority of the shares of the Fund will be sold by Merrill Lynch. Costs associated with transactions in foreign securities are generally higher than in the United States, although the Fund will endeavor to achieve the best net results in effecting its portfolio transactions.

     The Fund anticipates that its brokerage transactions involving securities of issuers domiciled in countries other than the United States generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions generally are higher than in the United States, although the Fund will endeavor to achieve the best net results in effecting its portfolio transactions. There generally is less governmental supervision and regulation of foreign stock exchanges and brokers than in the United States. See "Risk Factors and Special Considerations."

     The Fund's ability and decisions to purchase and sell portfolio securities may be affected by foreign laws and regulations relating to the convertibility and repatriation of assets.

     Lending of Portfolio Securities. The Fund, from time to time, may lend securities from its portfolio, with a value not exceeding 33 1/3% of its total assets, to banks, brokers and other financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government, which collateral is maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. This limitation is a fundamental policy, and it may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act. During the period of such a loan, the Fund typically receives the income on both the loaned securities and the collateral and thereby increases its yield. In certain circumstances, the Fund may receive a flat fee. Such loans are terminable at any time, and the borrower, after notice, will be required to return borrowed securities within five business days. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

     Portfolio Turnover. Generally, the Fund does not purchase securities for short-term trading profits. However, the Fund may dispose of securities without regard to the time they have been held when such actions, for defensive or other reasons, appear advisable to the Manager in light of a change in circumstances in general market, economic or financial conditions. As a result of its investment policies, the Fund may engage in a substantial number of portfolio transactions. Accordingly, while the Fund anticipates that its annual portfolio turnover rate should not exceed 100% under normal conditions, it is impossible to predict portfolio turnover rates. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. A high portfolio turnover rate involves certain tax consequences and correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Fund.

     When-Issued Securities and Delayed Delivery Transactions. The Fund may purchase or sell securities that it is entitled to receive on a when-issued basis, and it may purchase or sell securities for delayed delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. Although the Fund has not established any limit on the percentage of its assets that may be committed in connection with such transactions, the Fund will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other liquid securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

     There can be no assurance that a security purchased on a when-issued basis or purchased or sold for delayed delivery will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. The Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

     Standby Commitment Agreements. The Fund, from time to time, may enter into standby commitment agreements. Such agreements commit the Fund, for a stated period of time, to purchase a stated amount of equity securities that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued, which is typically approximately 0.50% of the aggregate purchase price of the security that the Fund has committed to purchase. The Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Fund. The Fund will not enter into a standby commitment with a remaining term in excess of 45 days and presently will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 15% of its net assets taken at the time of acquisition of such a commitment. The Fund at all times will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other liquid securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the purchase price of the securities underlying a commitment.

     There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

     The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of the Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

     Repurchase Agreements and Purchase and Sale Contracts. The Fund may invest in securities pursuant to repurchase agreements or purchase and sale contracts. Repurchase agreements and purchase and sale contracts may be entered into only with financial institutions that (i) have, in the opinion of the Manager, substantial capital relative to the Fund's exposure, or (ii) have provided the Fund with a third-party guaranty or other credit enhancement. Under a repurchase agreement or purchase and sale contract the seller agrees, upon entering into the contract with the Fund, to repurchase a security (typically a security issued or guaranteed by the U.S. Government) at a mutually agreed-upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed yield for the Fund insulated from fluctuations in the market value of the underlying security during such period although to the extent the repurchase agreement is not denominated in U.S. dollars, the Fund's return may be affected by currency fluctuations. In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligation; whereas, in the case of purchase and sale contracts, the prices take into account accrued interest. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, as a purchaser, the Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement; the Fund does not have the right to seek additional collateral in the case of purchase and sale contracts. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. A purchase and sale contract differs from a repurchase agreement in that the contract arrangements stipulate that the securities are owned by the Fund. In the event of a default under such a repurchase agreement or under a purchase and sale contract, instead of the contractual fixed rate, the rate of return to the Fund shall be dependent upon intervening fluctuations of the market value of such securities and the accrued interest on the securities. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. While the substance of purchase and sale contracts is similar to repurchase agreements, because of the different treatment with respect to accrued interest and additional collateral, management believes that purchase and sale contracts are not repurchase agreements as such term is understood in the banking and brokerage community. The Fund may not invest more than 15% of its net assets in repurchase agreements or purchase and sale contracts maturing in more than seven days together with all other illiquid investments.

INVESTMENT RESTRICTIONS


     The Fund's investment activities are subject to further restrictions that are described in the Statement of Additional Information. Investment restrictions and policies that are fundamental policies may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (a) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (b) more than 50% of the outstanding shares). Among its fundamental policies, the Fund may not invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities). Investment restrictions and policies that are non-fundamental policies may be changed by the Board of Directors without shareholder approval. As a non-fundamental policy, the Fund may not borrow money or pledge its assets, except that the Fund
(a) may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemptions in amounts not exceeding 33 1/3% (taken at market value) of its total assets and pledge its assets to secure such borrowings, (b) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) may purchase securities on margin to the extent permitted by applicable law. (However, at the present time, applicable law prohibits the Fund from purchasing securities on margin.) (The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or options transactions is not considered to be the purchase of a security on margin). The purchase of securities while borrowings are outstanding will have the effect of leveraging the Fund. Such leveraging or borrowing increases the Fund's exposure to capital risk, and borrowed funds are subject to interest costs which will reduce net income.


     As a non-fundamental policy, the Fund will not invest in securities that cannot readily be resold because of legal or contractual restrictions or that are not otherwise readily marketable, including repurchase agreements and purchase and sale contracts maturing in more than seven days, if, regarding all such securities, more than 15% of its net assets taken at market value would be invested in such securities. Notwithstanding the foregoing, the Fund may purchase without regard to this limitation securities that are not registered under the Securities Act, but that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act, provided that the Fund's Board of Directors continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Board of Directors may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of restricted securities. The Board has determined that securities which are freely tradable in their primary market outside of the United States should be deemed liquid. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.


                             MANAGEMENT OF THE FUND


DIRECTORS

     The Directors of the Fund consist of six individuals, five of whom are not "interested persons" of the Fund as defined in the Investment Company Act. The Directors are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors or trustees of investment companies by the Investment Company Act.

     The Directors are:

     ARTHUR ZEIKEL* -- Chairman of the Manager and its affiliate, FAM; Chairman and Director of Princeton Services, Inc. ("Princeton Services"); and Executive Vice President of ML & Co.


     DONALD CECIL -- Special Limited Partner of Cumberland Partners (an investment partnership).



     EDWARD H. MEYER -- Chairman of the Board, President and Chief Executive Officer of Grey Advertising Inc.



     CHARLES C. REILLY -- Self-employed financial consultant; former President and Chief Investment Officer of Verus Capital, Inc.; former Senior Vice President of Arnhold and S. Bleichroeder, Inc.



     RICHARD R. WEST -- Dean Emeritus, New York University Leonard N. Stern School of Business Administration.



     EDWARD D. ZINBARG -- Former Executive Vice President of The Prudential Insurance Company of America.

---------------

* Interested person, as defined by the Investment Company Act, of the Fund.

MANAGEMENT AND ADVISORY ARRANGEMENTS


     The Manager acts as the manager for the Fund and provides the Fund with investment management services. The Manager is owned and controlled by ML & Co., a financial services holding company and the parent of Merrill Lynch. The Asset Management Group of ML & Co. (which includes the Manager), acts as the investment adviser for more than 100 registered investment companies and offers portfolio management services to individuals and institutions. As of April, 1998, the Asset Management Group had a total of approximately $487 billion in investment company and other portfolio assets under management. This amount includes assets managed for certain affiliates of the Manager. The principal business address of the Manager is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.



     The Fund has entered into a management agreement with the Manager (the "Management Agreement"). As described in the Management Agreement, the Manager will receive for its services to the Fund monthly compensation at the annual rate of 1.0% of the average daily net assets of the Fund. The Management Agreement provides that, subject to the direction of the Board of Directors of the Fund, the

Manager is responsible for the actual management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager, subject to review by the Board of Directors.

     The Manager provides the portfolio manager for the Fund who considers analyses from various sources (including brokerage firms with which the Fund does business), makes the necessary decisions, and places orders for transactions accordingly. The Manager is also obligated to perform certain administrative and management services for the Fund and is obligated to provide all of the office space, facilities, equipment and personnel necessary to perform its duties under the Management Agreement.


     Paul Gerard Meeks is Senior Vice President and Portfolio Manager of the Fund. Mr. Meeks has been associated with the Manager since May, 1998 and is responsible for the day-to-day management of the Fund's investment portfolio. Prior to joining the Manager, Mr. Meeks held various positions with Jurika & Voyles, L.P. including technology analyst from 1994 to 1998, director of research from 1995 to 1998, principal from 1996 to 1998 and portfolio manager of the Jurika & Voyles Mini-Cap Fund from 1997 to 1998. From 1992 to 1994, Mr. Meeks held various positions with Strong/Corneliuson Capital Management, Inc., including equity analyst and researcher.


     The Manager has also entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an indirect, wholly owned subsidiary of ML & Co. and an affiliate of the Manager, pursuant to which the Manager pays MLAM U.K. a fee for providing investment advisory services to the Manager with respect to the Fund in an amount to be determined from time to time by the Manager and MLAM U.K. but in no event in excess of the amount the Manager actually receives for providing services to the Fund pursuant to the Management Agreement. MLAM U.K. has offices at Milton Gate, 1 Moor Lane, London EC2Y 9HA, England.

     The Management Agreement obligates the Fund to pay certain expenses incurred in its operations including, among other things, the investment advisory fees, legal and audit fees, registration fees, unaffiliated Directors' fees and expenses, custodian and transfer agency fees, accounting and pricing costs and certain of the costs of printing proxies, shareholder reports, prospectuses and statements of additional information distributed to shareholders. Accounting services are provided to the Fund by the Manager and the Fund reimburses the Manager for its costs in connection with such services.

CODE OF ETHICS

     The Board of Directors of the Fund has adopted a Code of Ethics under Rule 17j-l of the Investment Company Act which incorporates the Code of Ethics of the Manager (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Manager and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

     The Codes require that all employees of the Manager preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Manager include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Manager. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security (15 or 30 days depending upon the transaction).

TRANSFER AGENCY SERVICES

     The Transfer Agent, a subsidiary of ML & Co., acts as the Fund's transfer agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Fund pays the Transfer Agent a fee of up to $11.00 per Class A or Class D account and up to $14.00 per Class B or Class C account and is entitled to reimbursement from the Fund for certain transaction charges and out-of-pocket expenses incurred by it under the Transfer Agency Agreement. Additionally, a $.20 monthly closed account charge will be assessed on all accounts that close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

                               PURCHASE OF SHARES

SUBSCRIPTION OFFERING

     The Distributor, an affiliate of each of the Manager and Merrill Lynch, will act as the distributor of the shares of the Fund.

     The Distributor, Merrill Lynch and other securities dealers which have entered into selected dealer agreements with the Distributor will solicit subscriptions for shares of the Fund during a period expected to end on June 23, 1998. The subscription period may be extended upon agreement between the Fund and the Distributor. On the third business day after the conclusion of the subscription period, the subscriptions will be payable, the Class A, Class B, Class C and Class D shares will be issued and the Fund will commence operations. The subscription offering may be terminated by the Fund or the Distributor at any time, in which event no Class A, Class B, Class C or Class D shares will be issued (and, therefore, the Fund will not commence operations and no amounts will be payable by subscribers, and no sales charges will be assessed) or a limited number of shares will be issued.

     The public offering price of the Class A and Class D shares during the subscription offering is set forth in the table below:

                                                                SUBSCRIPTION PERIOD
                                             ---------------------------------------------------------
                                                                                  SECURITIES DEALERS'
                                                             SALES CHARGE              CONCESSION
                                                        -----------------------   --------------------
                                                                  PERCENTAGE*              PERCENTAGE*
                                              PUBLIC               OF PUBLIC                OF PUBLIC
                                             OFFERING   DOLLAR      OFFERING      DOLLAR    OFFERING
                                              PRICE     AMOUNT       PRICE        AMOUNT      PRICE
                                             --------   ------   --------------   ------   -----------
Less than $25,000..........................  $10.554    $.554         5.25%       $.554       5.25%
$25,000 but less than $50,000..............   10.499     .499         4.75         .499       4.75
$50,000 but less than $100,000.............   10.417     .417         4.00         .417       4.00
$100,000 but less than $250,000............   10.309     .309         3.00         .309       3.00
$250,000 but less than $1,000,000..........   10.204     .204         2.00         .204       2.00
$1,000,000 and over**......................   10.000     .000         0.00         .000       0.00

---------------

*  Rounded to the nearest one-hundredth percent.

** The initial sales charge may be waived on Class A and Class D purchases of $1,000,000 or more. If the sales charge is waived, such purchases will be subject to a CDSC of 1.0% if the shares are redeemed within one year after purchase. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. A sales charge of 0.75% will be charged on purchases of $1,000,000 or more of Class A or Class D shares by certain 401(k) plans.

     The Distributor may reallow discounts to selected dealers and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such dealers. Since securities dealers selling Class A and Class D shares of the Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act.

     The proceeds per share to the Fund from the sale of all Class A and Class D shares sold during the subscription period will be $10.00.

     The public offering price of the Class B and Class C shares during the subscription offering will be $10.00 per share. However, the Class B and Class C shares may be subject to the CDSCs described below under "Deferred Sales Charge Alternatives -- Class B and Class C Shares" if redeemed within four years of purchase, in the case of Class B shares, or one year of purchase, in the case of Class C shares, and are subject to ongoing account maintenance and distribution fees as described below.

     The minimum initial purchase for Class A, Class B, Class C or Class D shares during the subscription period is $1,000, except for retirement plans, where the minimum initial purchase is $100.

CONTINUOUS OFFERING


     Commencing immediately after completion of the subscription offering, shares of the Fund will be offered continuously for sale by the Distributor and other eligible securities dealers (including Merrill Lynch). During the continuous offering, shares of the Fund may be purchased from securities dealers or by mailing a purchase order directly to the Transfer Agent. The minimum initial purchase during the continuous offering is $1,000 and, the minimum subsequent purchase is $50, except that for retirement plans, the minimum initial purchase is $100 and the minimum subsequent purchase is $1, and for participants in certain fee-based programs, the minimum initial purchase is $250 and the minimum subsequent purchase is $50. Different minimums may apply to purchases made through the Merrill Lynch Blueprint(SM) Program. See "Purchase of Shares -- Merrill Lynch Blueprint(SM) Program" in the Statement of Additional Information.

     The Fund will offer its shares in four classes during the continuous offering at a public offering price equal to the next determined net asset value per share plus sales charges imposed either at the time of purchase or on a deferred basis depending upon the class of shares selected by the investor under the Merrill Lynch Select Pricing(SM) System, as described below. The applicable offering price for purchase orders is based upon the net asset value of the Fund next determined after receipt of the purchase orders by the Distributor. As to purchase orders received by securities dealers prior to the close of business on the New York Stock Exchange (the "NYSE") (generally, 4:00 P.M., New York time), which includes orders received after the determination of net asset value on the previous day, the applicable offering price will be based on the net asset value, as of 15 minutes after the close of business on the NYSE on the day the order is placed with the Distributor, provided the orders are received by the Distributor prior to 30 minutes after the close of business on the NYSE on that day. If the purchase orders are not received prior to 30 minutes after the close of business on the NYSE on that day, such orders shall be deemed received on the next business day. The Fund or the Distributor may suspend the continuous offering of the Fund's shares of any class at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Any order may be rejected by the Distributor or the Fund. Neither the Distributor nor the dealers are permitted to withhold placing orders to benefit themselves by a price change. Merrill Lynch may charge its customers a processing fee (presently $5.35) to confirm a sale of shares to such customers. Purchases made directly through the Transfer Agent are not subject to the processing fee.

     The Fund issues four classes of shares under the Merrill Lynch Select Pricing(SM) System, which permits each investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. Shares of Class A and Class D are sold to investors choosing the initial sales charge alternatives and shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives. Investors should determine whether under their particular circumstances it is more advantageous to incur an initial sales charge or to have the entire initial purchase price invested in the Fund with the investment thereafter being subject to a CDSC and ongoing distribution fees. A discussion of the factors that investors should consider in determining the method of purchasing shares under the Merrill Lynch Select Pricing(SM) System is set forth under "Merrill Lynch Select Pricing(SM) System."

     Each Class A, Class B, Class C and Class D share of the Fund represents an identical interest in the investment portfolio of the Fund and has the same rights, except that Class B, Class C and Class D shares bear the expenses of the ongoing account maintenance fees, and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The CDSCs, distribution fees and account maintenance fees that are imposed on Class B and Class C shares, as well as the account maintenance fees that are imposed on Class D shares, will be imposed directly against those classes and not against all assets of the Fund and, accordingly, such charges will not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. The proceeds from the account maintenance fees are used to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) for providing continuing account maintenance activities. Dividends paid by the Fund for each class of shares will be calculated in the same manner at the same time and will differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relating to a particular class are borne exclusively by that class. Class B,

Class C and Class D shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which account maintenance and/or distribution fees are paid (except that Class B shareholders may vote upon any material changes to expenses charged under the Class D Distribution Plan). See "Distribution Plans" below. Each class has different exchange privileges. See "Shareholder Services -- Exchange Privilege."

     Investors should understand that the purpose and function of the initial sales charges with respect to Class A and Class D shares are the same as those of the CDSCs and distribution fees with respect to Class B and Class C shares in that the sales charges and distribution fees, applicable to each class provide for the financing of the distribution of the shares of the Fund. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares. Investors are advised that only Class A and Class D shares may be available for purchase through securities dealers, other than Merrill Lynch, which are eligible to sell shares.

     The following table sets forth a summary of the distribution arrangements for each class of shares under the Merrill Lynch Select Pricing(SM) System.

-----------------------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------------
                                                        ACCOUNT
                                                      MAINTENANCE     DISTRIBUTION
     CLASS               SALES CHARGE(1)                  FEE             FEE                CONVERSION FEATURE
    ---------------------------------------------------------------------------------------------------------------------
       A       Maximum 5.25% initial sales
                 charge(2)(3)                              No              No         No
      -----------------------------------------------------------------------------------------------------------------
       B       CDSC for a period of four years, at
                 a rate of 4.0% during the first
                 year, decreasing 1.0% annually to                                    B shares convert to
                 0.0%(4)                                 0.25%           0.75%        D shares automatically
                                                                                      after approximately
                                                                                      eight years(5)
      -----------------------------------------------------------------------------------------------------------------
       C       1.0% CDSC for one year(6)                 0.25%           0.75%        No
      -----------------------------------------------------------------------------------------------------------------
       D       Maximum 5.25% initial sales
                 charge(3)                               0.25%             No         No
      -----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

---------------

(1) Initial sales charges are imposed at the time of purchase as a percentage of the offering price. CDSCs may be imposed if the redemption occurs within the applicable CDSC time period. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed.

(2) Offered only to eligible investors. See "Initial Sales Charge
    Alternatives -- Class A and Class D Shares -- Eligible Class A Investors."

(3) Reduced for purchases of $25,000 or more and waived for purchases of Class A shares by certain retirement plans and participants in connection with certain fee-based programs. Class A and Class D share purchases of $1,000,000 or more may not be subject to an initial sales charge but, if the initial sales charge is waived, may be subject to a 1.0% CDSC if redeemed within one year. Such CDSC may be waived in connection with certain fee-based programs. A 0.75% sales charge for 401(k) purchases over $1,000,000 will apply.

(4) The CDSC may be modified in connection with certain fee-based programs.

(5) The conversion period for dividend reinvestment shares and the conversion and holding periods for certain retirement plans are modified. Also, Class B shares of certain other MLAM-advised mutual funds into which exchanges may be made have a ten-year conversion period. If Class B shares of the Fund are exchanged for Class B shares of another MLAM-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked onto the holding period for the shares acquired.

(6) The CDSC may be waived in connection with certain fee-based programs.

INITIAL SALES CHARGE ALTERNATIVES -- CLASS A AND CLASS D SHARES

     Investors choosing the initial sales charge alternatives who are eligible to purchase Class A shares should purchase Class A shares rather than Class D shares because there is an account maintenance fee imposed on Class D shares.

     The public offering price of Class A and Class D shares for purchasers choosing the initial sales charge alternative is the next determined net asset value plus varying sales charges (i.e., sales loads), as set forth below:

                                                    SALES CHARGE     SALES CHARGE AS       DISCOUNT TO
                                                   AS PERCENTAGE     PERCENTAGE* OF      SELECTED DEALERS
                                                    OF OFFERING      THE NET AMOUNT      AS PERCENTAGE OF
               AMOUNT OF PURCHASE                      PRICE            INVESTED        THE OFFERING PRICE
               ------------------                  --------------    ---------------    ------------------
Less than $25,000................................       5.25%             5.54%                5.00%
$25,000 but less than $50,000....................       4.75              4.99                 4.50
$50,000 but less than $100,000...................       4.00              4.16                 3.75
$100,000 but less than $250,000..................       3.00              3.09                 2.75
$250,000 but less than $1,000,000................       2.00              2.04                 1.80
$1,000,000 and over**............................       0.00              0.00                 0.00

---------------

*  Rounded to the nearest one-hundredth percent.


** The initial sales charge may bc waived on Class A and Class D purchases of $1,000,000 or more and on Class A share purchases by certain retirement plan investors and participants in connection with certain fee-based programs. If the sales charge is waived in connection with a purchase of $1,000,000 or more, such purchases may be subject to a 1.0% CDSC if the shares are redeemed within one year after purchase. Such CDSC may be waived in connection with certain fee-based programs. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. A sales charge of 0.75% will be charged on purchases of $1 million or more of Class A or Class D shares by certain employer-sponsored retirement or savings plans.


     The Distributor may reallow discounts to selected dealers and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such dealers. Since securities dealers selling Class A and Class D shares of the Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act. The proceeds from the account maintenance fees are used to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) for providing continuing account maintenance activities.

     Eligible Class A Investors. Class A shares are offered to a limited group of investors and also will be issued upon reinvestment of dividends on outstanding Class A shares. Investors that currently own Class A shares of the Fund in a shareholder account, including participants in the Merrill Lynch Blueprint(SM) Program, are entitled to purchase additional Class A shares of the Fund in that account. Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class A shares at net asset value provided such plans meet the required minimum number of eligible employees or required amount of assets advised by MLAM or any of its affiliates. Class A shares are available at net asset value to corporate warranty insurance reserve fund programs and U.S. branches of foreign-owned banking institutions provided that the program or branch has $3 million or more initially invested in MLAM-advised mutual funds. Also eligible to purchase Class A shares at net asset value are participants in certain investment programs including TMA(SM) Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services, collective investment trusts for which Merrill Lynch Trust Company serves as trustee and purchases made in connection with certain fee-based programs. In addition, Class A shares are offered at net asset value to ML & Co. and its subsidiaries and their directors and employees and to members of the Boards of MLAM-advised investment companies, including the Fund. Certain persons who acquired shares of certain MLAM-advised closed-end funds in their initial offerings who wish to reinvest the net proceeds from a sale of their closed-end fund shares of common stock in shares of the Fund also may purchase Class A shares of the Fund if certain conditions set forth in the Statement of Additional Information are met (for closed-end funds that commenced operations prior to October 21, 1994). In addition, Class A shares of the Fund and certain other MLAM-advised mutual funds are offered at net asset value to shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. and, if certain conditions set forth in the Statement of Additional Information are met, to shareholders of Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch High Income Municipal Bond Fund, Inc. who wish to reinvest the net proceeds from a sale of certain of their shares of common stock pursuant to a tender offer conducted by such funds in shares of the Fund and certain other MLAM-advised mutual funds.

     Reduced Initial Sales Charges. No sales charges are imposed upon Class A and Class D shares issued as a result of the automatic reinvestment of dividends or capital gains distributions. Class A and Class D sales charges also may be reduced under a Right of Accumulation and a Letter of Intention. Class A shares are offered at net asset value to certain eligible Class A investors as set forth above under "Eligible Class A Investors." See "Shareholder Services -- Fee-Based Programs."

     Provided applicable threshold requirements are met, either Class A or Class D shares are offered at net asset value to Employee Access(SM) Accounts available through authorized employers. Class A shares are offered at net asset value to shareholders of Merrill Lynch Senior Floating Rate Fund, Inc., and subject to certain conditions, Class A and Class D shares are offered at net asset value to shareholders of Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch High Income Municipal Bond Fund, Inc., who wish to reinvest in shares of the Fund the net proceeds from a sale of certain of their shares of common stock pursuant to tender offers conducted by those funds.

     Class D shares are offered at net asset value, without a sales charge, to an investor who has a business relationship with a Merrill Lynch Financial Consultant, if certain conditions set forth in the Statement of Additional Information are met. Class D shares may be offered at net asset value in connection with the acquisition of assets of other investment companies.

     Class D shares are offered with reduced sales charges and, in certain circumstances, at net asset value, to participants in the Merrill Lynch Blueprint(SM) Program.

     Additional information concerning these reduced initial sales charges is set forth in the Statement of Additional Information.

DEFERRED SALES CHARGE ALTERNATIVES -- CLASS B AND CLASS C SHARES

     Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in MLAM-advised mutual funds.

     The public offering price of Class B and Class C shares for investors choosing the deferred sales charge alternatives is the next determined net asset value per share without the imposition of a sales charge at the time of purchase. As discussed below, Class B shares are subject to a four-year CDSC, which declines each year, while Class C shares are subject only to a one-year 1.0% CDSC. On the other hand, approximately eight years after Class B shares are issued, such Class B shares, together with shares issued upon dividend reinvestment with respect to those shares, are automatically converted into Class D shares of the Fund and thereafter will be subject to lower continuing fees. See "Conversion of Class B Shares to Class D Shares" below. Both Class B and Class C shares are subject to an account maintenance fee of 0.25% of net assets and distribution fees of 0.75% of net assets as discussed below under "Distribution Plans." The proceeds from the account maintenance fees are used to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) for providing continuing account maintenance activities.

     Class B and Class C shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment. Merrill Lynch compensates its financial consultants for selling Class B and Class C shares at the time of purchase from its own funds. See "Distribution Plans" below.

     Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers (including Merrill Lynch) related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to financial consultants for selling Class B and Class C shares from the dealers' own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. Approximately eight years after issuance, Class B shares will convert automatically into Class D shares of the Fund, which are subject to an account maintenance fee but no distribution fee; Class B shares of certain other MLAM-advised mutual funds into which exchanges may be made convert into Class D shares automatically after approximately ten years. If Class B shares of the Fund are exchanged for Class B shares of another MLAM-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked onto the holding period for the shares acquired.

     Imposition of the CDSC and the distribution fee on Class B and Class C shares is limited by the NASD asset-based sales charge rule. See "Limitations on the Payment of Deferred Sales Charges" below. Class B shareholders of the Fund exercising the exchange privilege described under "Shareholder Services -- Exchange Privilege" will continue to be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares acquired as a result of the exchange.

     Contingent Deferred Sales Charges -- Class B Shares. Class B shares that are redeemed within four years of purchase may be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

     The following table sets forth the rates of the Class B CDSC:

                                                                CLASS B CDSC
                                                               AS A PERCENTAGE
                    YEAR SINCE PURCHASE                       OF DOLLAR AMOUNT
                        PAYMENT MADE                          SUBJECT TO CHARGE
------------------------------------------------------------  -----------------
0-1.........................................................         4.0%
1-2.........................................................         3.0
2-3.........................................................         2.0
3-4.........................................................         1.0
4 and thereafter............................................        None

     In determining whether a CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest applicable rate being charged. Therefore, it will be assumed that the redemption is first of shares held for over four years or shares acquired pursuant to reinvestment of dividends or distributions and then of shares held longest during the four-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.

     To provide an example, assume an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the third year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares through dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the CDSC is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 2.0% (the applicable rate in the third year after purchase).

     The Class B CDSC is waived on redemptions of shares in connection with certain post-retirement withdrawals from an Individual Retirement Account ("IRA") or other retirement plan or following death or disability (as defined in the Code) of a shareholder. The Class B CDSC also is waived on redemptions of shares by certain eligible 401(a) and eligible 401(k) plans and in connection with certain group plans placing orders through the Merrill Lynch Blueprint(SM) Program. The CDSC is also waived for any Class B shares that are purchased by eligible 401(a) or eligible 401(k) plans that are rolled over into a Merrill Lynch or Merrill Lynch Trust Company custodied IRA and held in such account at the time of redemption. The Class B CDSC also is waived for any Class B shares that are purchased by a Merrill Lynch rollover IRA that was funded by a rollover from a terminated 401(k) plan managed by the MLAM Private Portfolio Group and held in such account at the time of redemption. The Class B CDSC also is waived for any Class B shares purchased within qualifying Employee Access(SM) Accounts. Additional information concerning the waiver of the Class B CDSC is set forth in the Statement of Additional Information. The terms of the CDSC may be modified in connection with certain fee-based programs. See "Shareholder
Services -- Fee-Based Programs."

     Contingent Deferred Sales Charges -- Class C Shares. Class C shares that are redeemed within one year after purchase may be subject to a 1.0% CDSC charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The Class C CDSC may be waived in connection with certain fee-based programs. See "Shareholder
Services -- Fee-Based Programs."

     In determining whether a Class C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends or distributions and then of shares held longest during the one-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.

     Conversion of Class B Shares to Class D Shares. After approximately eight years (the "Conversion Period"), Class B shares will be converted automatically into Class D shares of the Fund. Class D shares are subject to an ongoing account maintenance fee of 0.25% of net assets but are not subject to the distribution fee that is borne by Class B shares. Automatic conversion of Class B shares into Class D shares will occur at least once each month (on the "Conversion Date") on the basis of the relative net asset values of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class D shares will not be deemed a purchase or sale of the shares for Federal income tax purposes.

     In addition, shares purchased through reinvestment of dividends on Class B shares also will convert automatically to Class D shares. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying such dividend reinvestment shares were outstanding. If at a Conversion Date the conversion of Class B shares to Class D shares of the Fund in a single account will result in less than $50 worth of Class B shares being left in the account, all of the Class B shares of the Fund held in the account on the Conversion Date will be converted to Class D shares of the Fund.

     Share certificates for Class B shares of the Fund to be converted must be delivered to the Transfer Agent at least one week prior to the Conversion Date applicable to those shares. In the event such certificates are not received by the Transfer Agent at least one week prior to the Conversion Date, the related Class B shares will convert to Class D shares on the next scheduled Conversion Date after such certificates are delivered.

     In general, Class B shares of equity MLAM-advised mutual funds will convert approximately eight years after initial purchase, and Class B shares of taxable and tax-exempt fixed income MLAM-advised mutual funds will convert approximately ten years after initial purchase. If, during the Conversion Period, a shareholder exchanges Class B shares with an eight-year Conversion Period for Class B shares with a 10-year Conversion Period, or vice versa, the Conversion Period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked onto the holding period for the shares acquired.

     The Conversion Period is modified for shareholders who purchased Class B shares through certain retirement plans that qualified for a waiver of the CDSC normally imposed on purchases of Class B shares ("Class B Retirement Plans"). When the first share of any MLAM-advised mutual fund purchased by a Class B Retirement Plan has been held for 10 years (i.e., 10 years from the date the relationship between MLAM-advised mutual funds and the Class B Retirement Plan was established), all Class B shares of all MLAM-advised mutual funds held in that Class B Retirement Plan will be converted into Class D shares of the appropriate funds. Subsequent to such conversion, that Class B Retirement Plan will be sold Class D shares of the appropriate funds at net asset value.

     The Conversion Period also may be modified for retirement plan investors who participate in certain fee-based programs. See "Shareholder
Services -- Fee-Based Programs."

DISTRIBUTION PLANS

     The Fund has adopted separate distribution plans for Class B, Class C and Class D shares pursuant to Rule 12b-1 under the Investment Company Act (each a "Distribution Plan") with respect to the account maintenance and/or distribution fees paid by the Fund to the Distributor with respect to such classes. The Class B and Class C Distribution Plans provide for the payment of account maintenance fees and distribution fees, and the Class D Distribution Plan provides for the payment of account maintenance fees.

     The Distribution Plans for Class B, Class C and Class D shares each provide that the Fund pays the Distributor an account maintenance fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Fund attributable to shares of the relevant class in order to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) in connection with account maintenance activities.

     The Distribution Plans for Class B and Class C shares each provide that the Fund also pays the Distributor a distribution fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the shares of the relevant class in order to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) for providing shareholder and distribution services, and bearing certain distribution-related expenses of the Fund, including payments to financial consultants for selling Class B and Class C shares of the Fund. The Distribution Plans relating to Class B and Class C shares are designed to permit an investor to purchase Class B and Class C shares through dealers without the assessment of an initial sales charge and at the same time permit the dealer to compensate its financial consultants in connection with the sale of the Class B and Class C shares. In this regard, the purpose and function of the ongoing distribution fees and the CDSC are the same as those of the initial sales charge with respect to the Class A and Class D shares of the Fund in that the deferred sales charges provide for the financing of the distribution of the Fund's Class B and Class C shares.

     The payments under the Distribution Plans are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred and, accordingly, distribution-related revenues from the Distribution Plans may be more or less than distribution-related expenses. Information with respect to the distribution-related revenues and expenses is presented to the Directors for their consideration in connection with their deliberations as to the continuance of the Class B and Class C Distribution Plans. This information is presented annually as of December 31 of each year on a "fully allocated accrual" basis and quarterly on a "direct expense and revenue/cash" basis. On the fully allocated accrual basis, revenues consist of the account maintenance fees, distribution fees, the CDSCs and certain other related revenues, and expenses consist of financial consultant compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses, corporate overhead and interest expense. On the direct expense and revenue/cash basis, revenues consist of the account maintenance fees, distribution fees and CDSCs and the expenses consist of financial consultant compensation.

     The Fund has no obligation with respect to distribution and/or account maintenance-related expenses incurred by the Distributor and Merrill Lynch in connection with the Class B, Class C and Class D shares, and there is no assurance that the Directors of the Fund will approve the continuance of the Distribution Plans from year to year. However, the Distributor intends to seek annual continuation of the Distribution Plans. In their review of the Distribution Plans, the Directors will be asked to take into consideration expenses incurred in connection with the account maintenance and/or distribution of each class of shares separately. The initial sales charges, the account maintenance fee, the distribution fee and/or the CDSCs received with respect to one class will not be used to subsidize the sale of shares of another class. Payments of the distribution fee on Class B shares will terminate upon conversion of those Class B shares into Class D shares as set forth under "Deferred Sales Charge Alternatives -- Class B and Class C Shares -- Conversion of Class B Shares to Class D Shares."

LIMITATIONS ON THE PAYMENT OF DEFERRED SALES CHARGES

     The maximum sales charge rule in the Conduct Rules of the NASD imposes a limitation on certain asset-based sales charges such as the distribution fee and the CDSC borne by the Class B and Class C shares but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to the Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by the Fund to (1) 6.25% of eligible gross sales of Class B shares and Class C shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges) plus
(2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC). In connection with the Class B shares, the Distributor has voluntarily agreed to waive interest charges on the unpaid balance in excess of 0.50% of eligible gross sales. Consequently, the maximum amount payable to the Distributor (referred to as the "voluntary maximum") in connection with the Class B shares is 6.75% of eligible gross sales. The Distributor retains the right to stop waiving the interest charges at any time. To the extent payments would exceed the voluntary maximum, the Fund will not make further payments of the distribution fee with respect to Class B shares, and any CDSCs will be paid to the Fund rather than to the Distributor; however, the Fund will continue to make payments of the account maintenance fee. In certain circumstances the amount payable pursuant to the voluntary maximum may exceed the amount payable under the NASD formula. In such circumstances payments in excess of the amount payable under the NASD formula will not be made.

                              REDEMPTION OF SHARES

     The Fund is required to redeem for cash all shares of the Fund on receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. Except for any CDSC that may be applicable, there will be no charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive on redemption all dividends declared through the date of redemption. The value of shares at the time of redemption may be more or less than the shareholder's cost, depending on the market value of the securities held by the Fund at such time.

REDEMPTION

     A shareholder wishing to redeem shares may do so, without charge, by tendering the shares directly to the Transfer Agent, Merrill Lynch Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. Redemption requests delivered other than by mail should be delivered to Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Proper notice of redemption in the case of shares for which certificates have been issued may be accomplished by a written letter as noted above accompanied by certificates for the shares to be redeemed. Redemption requests should not be sent to the Fund. The redemption request requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as such name(s) appear(s) on the Transfer Agent's register or on the certificates, as the case may be. The signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" (including, for example, Merrill Lynch branches and certain other financial institutions) as such term is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. Notarized signatures are not sufficient. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption.

     At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. The Fund may delay or cause to be delayed the mailing of a redemption check until such time as it has assured itself that good payment (e.g., cash, or certified check drawn on a United States bank) has been collected for the purchase of such shares. Normally, this delay will not exceed 10 days.

REPURCHASE

     The Fund also will repurchase shares through a shareholder's listed securities dealer. The Fund will normally accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after receipt of the order by the dealer, provided that the request for repurchase is received by the dealer prior to the regular close of business on the NYSE (generally, 4:00 p.m., New York time) on the day received and is received by the Fund from such dealer not later than 30 minutes after the close of business on the NYSE on the same day. Dealers have the responsibility of submitting such repurchase requests to the Fund not later than 30 minutes after the close of business on the NYSE in order to obtain that day's closing price.

     These repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Fund (other than any applicable CDSC in the case of Class B or Class C shares). Securities firms that do not have selected dealer agreements with the Distributor, however, may impose a charge on the shareholder for transmitting the notice of repurchase to the Fund. Merrill Lynch may charge its customers a processing fee (presently $5.35) to confirm a repurchase of shares. Repurchases made directly through the Fund's Transfer Agent are not subject to the processing fee. The Fund reserves the right to reject any order for repurchase, which right of rejection might affect adversely shareholders seeking redemption through the repurchase procedure. However, a shareholder whose order for repurchase is rejected by the Fund may redeem shares as set forth above.

     Redemption payments will be made within seven days of the proper tender of the certificates, if any, and stock power or letter requesting redemption, in each instance with signatures guaranteed as noted above.

REINSTATEMENT PRIVILEGE -- CLASS A AND CLASS D SHARES

     Shareholders who have redeemed their Class A or Class D shares have a privilege to reinstate their accounts by purchasing Class A or Class D shares, as the case may be, of the Fund at net asset value without a sales charge up to the dollar amount redeemed. The reinstatement privilege may be exercised by sending a notice of exercise along with a check for the amount to be reinstated to the Transfer Agent within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. Alternatively, the reinstatement privilege may be exercised through the investor's Merrill Lynch Financial Consultant within 30 days after the date the request was accepted by the Transfer Agent or the Distributor. The reinstatement will be made at the net asset value per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds.

                              SHAREHOLDER SERVICES

     The Fund offers a number of shareholder services and investment plans described below which are designed to facilitate investment in shares of the Fund. Certain of such services are not available to investors who place orders for the Fund through the Merrill Lynch Blueprint(SM) Program. Full details as to each of such services, copies of the various plans described below and instructions as to how to participate in the various plans and services, or to change options with respect thereto, can be obtained from the Fund by calling the telephone number on the cover page hereof or from the Distributor or Merrill Lynch. Certain of these services are available only to U.S. investors.

INVESTMENT ACCOUNT

     Each shareholder whose account is maintained at the Transfer Agent has an "Investment Account" and will receive statements, at least quarterly, from the Transfer Agent. These quarterly statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of ordinary income dividends and long-term capital gain distributions. These statements will also show any other activity in the account since the preceding statement. Shareholders will receive separate transaction confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of ordinary income dividends and long-term capital gains distributions. Shareholders may make additions to their Investment Accounts at any time by mailing a check directly to the Transfer Agent. Shareholders may also maintain their accounts through Merrill Lynch. Upon the transfer of shares out of a Merrill Lynch brokerage account, an Investment Account in the transferring shareholder's name may be opened automatically at the Transfer Agent. Shareholders considering transferring their Class A or Class D shares from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the Class A or Class D shares are to be transferred will not take delivery of shares of the Fund, a shareholder either must redeem the Class A or Class D shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm or such shareholder must continue to maintain an Investment Account at the Transfer Agent for those Class A or Class D shares. Shareholders interested in transferring their Class B or Class C shares from Merrill Lynch and who do not wish to have an Investment Account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder at the Transfer Agent. If the new brokerage firm is willing to accommodate the shareholder in this manner, the shareholder must request that he or she be issued certificates for such shares and then must turn the certificates over to the new firm for reregistration as described in the preceding sentence. Shareholders considering transferring a tax-deferred retirement account such as an individual retirement account from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of the Fund, a shareholder either must redeem the shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at Merrill Lynch for those shares.

EXCHANGE PRIVILEGE

     U.S. shareholders of each class of shares of the Fund each have an exchange privilege with certain other MLAM-advised mutual funds. There is currently no limitation on the number of times a shareholder may exercise the exchange privilege. The exchange privilege may be modified or terminated in accordance with the rules of the Commission.

     Under the Merrill Lynch Select Pricing(SM) System, Class A shareholders may exchange Class A shares of the Fund for Class A shares of a second MLAM-advised mutual fund if the shareholder holds any Class A shares of the second fund in the account in which the exchange is made at the time of the exchange or is otherwise eligible to purchase Class A shares of the second fund. If the Class A shareholder wants to exchange Class A shares for shares of a second MLAM-advised mutual fund, and the shareholder does not hold Class A shares of the second fund in his or her account at the time of the exchange and is not otherwise eligible to acquire Class A shares of the second fund, the shareholder will receive Class D shares of the second fund as a result of the exchange. Class D shares also may be exchanged for Class A shares of a second MLAM-advised mutual fund at any time as long as, at the time of the exchange, the shareholder holds Class A shares of the second fund in the account in which the exchange is made or is otherwise eligible to purchase Class A shares of the second fund.

     Exchanges of Class A and Class D shares are made on the basis of the relative net asset values per Class A or Class D share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the Class A or Class D shares being exchanged and the sales charge payable at the time of the exchange on the shares being acquired.

     Class B, Class C and Class D shares are exchangeable with shares of the same class of other MLAM-advised mutual funds.

     Shares of the Fund that are subject to a CDSC are exchangeable on the basis of relative net asset value per share without the payment of any CDSC that might otherwise be due upon redemption of the shares of the Fund. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the Fund is "tacked" to the holding period for the newly acquired shares of the other fund.

     Class A, Class B, Class C and Class D shares also are exchangeable for shares of certain MLAM-advised money market funds specifically designated as available for exchange by holders of Class A, Class B, Class C or Class D shares. The period of time that Class A, Class B, Class C or Class D shares are held in a money market fund, however, will not count toward satisfaction of the holding period requirement for reduction of any CDSC imposed on such shares, if any, and, with respect to Class B shares, toward satisfaction of the Conversion Period.

     Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the new Class B shares. In addition, Class B shares of the Fund acquired through use of the exchange privilege will be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares of the MLAM-advised mutual fund from which the exchange has been made.

     Exercise of the exchange privilege is treated as a sale of the exchanged shares and a purchase of the acquired shares for Federal income tax purposes. For further information, see "Shareholder Services -- Exchange Privilege" in the Statement of Additional Information.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


     All dividends and capital gains distributions are reinvested automatically in full and fractional shares of the Fund, without a sales charge, at the net asset value per share next determined after the close of business on the NYSE on the ex-dividend date of such dividend or distribution. A shareholder may at any time, by written notification to Merrill Lynch if the shareholder's account is maintained with Merrill Lynch or by written notification or by telephone (1-800-MER-FUND) to the Transfer Agent if the shareholder's account is maintained with the Transfer Agent, elect to have subsequent dividends or capital gains distributions, or both, paid in cash, rather than reinvested, in which event payment will be mailed on or about the payment date (provided that, in the event that a payment on an account maintained at the Transfer Agent would amount to $10.00 or less, a shareholder will not receive such payment in cash and such payment will automatically be reinvested in additional shares). The Fund is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed distribution or redemption checks. Cash payments also can be directly deposited to the shareholder's bank account. No CDSC will be imposed upon redemption of shares issued as a result of the automatic reinvestment of dividends or capital gains distributions.


SYSTEMATIC WITHDRAWAL PLANS

     A shareholder may elect to receive systematic withdrawal payments from his or her Investment Account in the form of payments by check or through automatic payment by direct deposit to his or her bank account on either a monthly or quarterly basis. A shareholder whose shares are held within a CMA(R), CBA(R) or Retirement Account may elect to have shares redeemed on a monthly, bimonthly, quarterly, semiannual or annual basis through the CMA(R) or CBA(R) Systematic Redemption Program, subject to certain conditions. With respect to redemptions of Class B and Class C shares pursuant to a systemic withdrawal plan, the maximum number of Class B or Class C shares that can be redeemed from an account annually shall not exceed 10% of the value of shares of such class in that account at the time the election to join the systematic withdrawal plan was made. Any CDSC that otherwise might be due on such redemption of Class B or Class C shares will be waived. Shares redeemed pursuant to a systematic withdrawal plan will be redeemed in the same order as Class B or Class C shares are otherwise redeemed. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class B and Class C Shares -- Contingent Deferred Sales
Charges -- Class B Shares" and " -- Contingent Deferred Sales Charges -- Class C Shares." Where the systematic withdrawal plan is applied to Class B shares, upon conversion of the last Class B shares in an account to Class D shares, the systematic withdrawal plan will automatically be applied thereafter to Class D shares. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class B and Class C Shares -- Conversion of Class B Shares to Class D Shares."

AUTOMATIC INVESTMENT PLANS


     Regular additions of Class A, Class B, Class C or Class D shares may be made to an investor's Investment Account by pre-arranged charges of $50 or more to his or her regular bank account. Investors who maintain CMA(R) or CBA(R) accounts may arrange to have periodic investments made in the Fund in their CMA(R) or CBA(R) accounts or in certain related accounts in amounts of $100 or more through the CMA(R) or CBA(R) Automated Investment Program.

FEE-BASED PROGRAMS

     Certain Merrill Lynch fee-based programs, including pricing alternatives for securities transactions (each referred to in this paragraph as a "Program"), may permit the purchase of Class A shares at net asset value. Under specified circumstances, participants in certain Programs may deposit other classes of shares that will be exchanged for Class A shares. Initial or deferred sales charges otherwise due in connection with such exchanges may be waived or modified, as may the Conversion Period applicable to the deposited shares. Termination of participation in a Program may result in the redemption of shares held therein or the automatic exchange thereof to another class at net asset value, which may be shares of a money market fund. In addition, upon termination of participation in a Program, shares that have been held for less than specified periods within such Program may be subject to a fee based upon the current value of such shares. These Programs also generally prohibit such shares from being transferred to another account at Merrill Lynch, to another broker-dealer or to the Transfer Agent. Except in limited circumstances (which may also involve an exchange as described above), such shares must be redeemed and another class of shares purchased (which may involve the imposition of initial or deferred sales charges and distribution and account maintenance fees) in order for the investment not to be subject to Program fees. Additional information regarding a specific Program (including charges and limitations on transferability applicable to shares that may be held in such Program) is available in such Program's client agreement and from the Transfer Agent at
(800) MER-FUND or (800) 637-3863.

                                     TAXES

     The Fund intends to elect and to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Code. As long as it so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to Class A, Class B, Class C and Class D shareholders (together, the "shareholders"). The Fund intends to distribute substantially all of such income.

     Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses (including gains or losses from certain transactions in warrants, futures and options) ("capital gain dividends") are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Recent legislation creates additional categories of capital gains taxable at different rates. Generally not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends, as well as the amount of capital gain dividends in the different categories of capital gain referred to above.

     Dividends are taxable to shareholders even though they are reinvested in additional shares of the Fund. A portion of the Fund's ordinary income dividends may be eligible for the dividends received deduction allowed to corporations under the Code if certain requirements are met. If the Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

     Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

     Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders may be able to claim U.S. foreign tax credits with respect to such taxes, subject to certain conditions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held in the Fund. In addition, recent legislation permits a foreign tax credit to be claimed with respect to withholding tax on a dividend only if the shareholder meets certain holding period requirements. If more than 50% in value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate shares of such withholding taxes in their U.S. income tax returns as gross income, treat such proportionate shares as taxes paid by them, and deduct such proportionate shares in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. In the case of foreign taxes passed through by a RIC, the holding period requirements referred to above must be met by both the shareholders and the RIC. No deductions for foreign taxes, moreover, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to its shareholders the amount per share of such withholding taxes and other information needed to claim the foreign tax credit.

     Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

     The Fund may invest up to 10% of its total assets in securities of other investment companies. If the Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, the Fund will be treated as owning shares in a passive foreign investment company ("PFIC") for U.S. Federal income tax purposes. The Fund may be subject to U.S. Federal income tax, and additional tax in the nature of interest (the "interest charge"), on a portion of the distributions from such a company and on gain from the disposition of the shares of such a company (collectively referred to as "excess distributions"), even if such excess distributions are paid by the Fund as a dividend to its shareholders. The Fund may be eligible to make an election with respect to certain PFICs in which it owns shares that will allow it to avoid the taxes on excess distributions. However, such election may cause the Fund to recognize income in a particular year in excess of the distributions received from such PFICs. Alternatively, under recent legislation, the Fund could elect to "mark to market" at the end of each taxable year all shares that it holds in PFICs. If it made this election, the Fund would recognize as ordinary income any increase in the value of such shares over their adjusted basis and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. By making the mark-to-market election, the Fund could avoid imposition of the interest charge with respect to its distributions from PFICs, but in any particular year might be required to recognize income in excess of the distributions it received from PFICs and its proceeds from dispositions of PFIC stock.

     Under Code Section 988, foreign currency gains or losses from certain debt instruments, from certain forward contracts, from futures contracts that are not "regulated futures contracts" and from unlisted options will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will generally increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary income dividend distributions, and all or a portion of distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing the basis of each shareholder's Fund shares and resulting in a capital gain for any shareholder who received a distribution greater than such shareholder's tax basis in Fund shares (assuming the shares were held as a capital asset).

     No gain or loss will be recognized by Class B shareholders on the conversion of their Class B shares into Class D shares. A shareholder's basis in the Class D shares acquired will be the same as such shareholder's basis in the Class B shares converted, and the holding period of the acquired Class D shares will include the holding period for the converted Class B shares.

     If a shareholder exercises an exchange privilege within 90 days of acquiring the shares, then the loss the shareholder can recognize on the exchange will be reduced (or the gain increased) to the extent any sales charge paid to the Fund on the exchanged shares reduces any sales charge the shareholder would have owed upon the purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

     A loss realized on a sale or exchange of shares of the Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

     Ordinary income and capital gain dividends may also be subject to state and local taxes.

     Certain states exempt from state income taxation dividends paid by RICs that are derived from interest on U.S. Government obligations. State law varies as to whether dividend income attributable to U.S. Government obligations is exempt from state income tax.

     Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

                                PERFORMANCE DATA

     From time to time the Fund may include its average annual total return and yield for various specified time periods in advertisements or information furnished to present or prospective shareholders. Average annual total return is computed separately for Class A, Class B, Class C and Class D shares in accordance with formulas specified by the Commission.

     Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including any CDSC that would be applicable to a complete redemption of the investment at the end of the specified period such as in the case of Class B and Class C shares and the maximum sales charge in the case of Class A and Class D shares. Dividends paid by the Fund with respect to all shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that account maintenance and distribution charges and any incremental transfer agency costs relating to each class of shares will be borne exclusively by that class. The Fund will include performance data for all classes of shares of the Fund in any advertisement or information including performance data of the Fund.

     The Fund also may quote total return and aggregate total return performance data for various specified time periods. Such data will be calculated substantially as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return and (2) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average annual rates of return reflect compounding; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. In advertisements distributed to investors whose purchases are subject to waiver of the CDSC in the case of Class B and Class C shares (such as investors in certain retirement plans) or to reduced sales loads in the case of Class A and Class D shares, the performance data may take into account the reduced, and not the maximum, sales charge or may not take into account the CDSC and therefore may reflect greater total return since, due to the reduced sales charges or waiver of the CDSC, a lower amount of expenses is deducted. See "Purchase of Shares." The Fund's total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical $1,000 investment in the Fund at the beginning of each specified period.

     Total return figures are based on the Fund's historical performance and are not intended to indicate future performance. The Fund's total return will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

     On occasion, the Fund may compare its performance to that of the Standard & Poor's 500 Index, The Financial Times/Standard & Poor's Actuarial World Indices, the Morgan Stanley Capital International Indices, the Dow Jones Industrial Average, specialized technology indices including the Merrill Lynch 100 Technology Index, or performance data published by Lipper Analytical Services, Inc. and Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine, Fortune Magazine or other industry publications. From time to time, the Fund may include the Fund's risk-adjusted performance ratings assigned by Morningstar Publications, Inc. in advertisements or supplemental sales literature. As with other performance data, performance comparisons should not be considered representative of the Fund's relative performance for any future period.

                             ADDITIONAL INFORMATION

DIVIDENDS AND DISTRIBUTIONS


     It is the Fund's intention to distribute substantially all of its net investment income, if any. Dividends from such net investment income will be paid at least annually. All net realized capital gains, if any, will be distributed as dividends to the Fund's shareholders annually after the close of the Fund's fiscal year. The per share dividends on each class of shares will be reduced as a result of any account maintenance, distribution and transfer agency fees applicable to that class. See "Additional Information -- Determination of Net Asset Value." Dividends and distributions will be automatically reinvested in shares of the Fund at net asset value without a sales charge. However, a shareholder whose account is maintained at the Transfer Agent or whose account is maintained through Merrill Lynch may elect in writing to receive any such dividends or distributions or both in cash. Dividends and distributions are taxable to shareholders as discussed below whether they are reinvested in shares of the Fund or received in cash. From time to time, the Fund may declare a special distribution at or about the end of the calendar year in order to comply with Federal tax requirements that certain percentages of its ordinary income and capital gains be distributed during the year. Capital gains distributions will be automatically reinvested in shares unless the shareholder elects to receive such distributions in cash.


     Gains or losses attributable to certain foreign currency transactions may increase or decrease the amount of the Fund's income available for distribution to shareholders. If such losses exceed other ordinary income during a taxable year, (a) the Fund would not be able to make any ordinary income dividend distributions and (b) all or a portion of distributions made before the losses were realized but in the same taxable year would be recharacterized as returns of capital to shareholders, rather than as ordinary income dividends, thereby reducing each shareholder's tax basis in his or her Fund shares for Federal income tax purposes and resulting in a capital gain for any shareholder who received a distribution greater than the shareholder's tax basis in Fund shares (assuming that the shares were held as a capital asset). For a detailed discussion of the Federal tax considerations relevant to foreign currency transactions, see "Additional Information -- Taxes."

DETERMINATION OF NET ASSET VALUE

     The net asset value of shares of all classes of the Fund is determined by the Manager once daily, 15 minutes after the close of business on the NYSE (generally, 4:00 p.m. New York time), on each day during which the NYSE is open for trading. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The net asset value per share is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Manager and any account maintenance and/or distribution fees payable to the Distributor, are accrued daily.

     The per share net asset value of Class A shares generally will be higher than the per share net asset value of shares of other classes, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to the Class B and Class C shares and the daily expense accruals of the account maintenance fees applicable with respect to Class D shares; in addition, the per share net asset value of Class D shares generally will be higher than the per share net asset value of Class B and Class C shares, reflecting the daily expense accruals of the distribution and higher transfer agency fees applicable with respect to Class B and Class C shares. It is expected, however, that the per share net asset value of the four classes will tend to converge (although not necessarily meet) immediately after the payment of dividends or distributions, which will differ by approximately the amount of the expense accrual differentials between the classes.

     Portfolio securities that are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Long positions in securities traded in the OTC market are valued at the last available bid price in the OTC market prior to the time of valuation. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. Securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. When the Fund writes an option, the amount of the premium received is recorded on the books of the Fund as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased by the Fund are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as obtained from one or more dealers. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund. Such valuations and procedures will be reviewed periodically by the Board of Directors.

ORGANIZATION OF THE FUND

     The Fund was incorporated under Maryland law on March 24, 1998. It has authorized capital of 500,000,000 shares of Common Stock, par value $0.10 per share, divided into four classes, designated Class A, Class C and Class D Common Stock, each consisting of 100,000,000 shares and Class B Common Stock consisting of 200,000,000 shares. Shares of Class A, Class B, Class C and Class D Common Stock represent an interest in the same assets of the Fund and are identical in all respects except that Class B, Class C and

Class D shares bear certain expenses related to the account maintenance associated with such shares, and Class B and Class C shares bear certain expenses related to distribution of such shares. Each class has exclusive voting rights with respect to matters relating to account maintenance and distribution expenditures, as applicable. See "Purchase of Shares." The Directors of the Fund may classify and reclassify the shares of the Fund into additional classes of Common Stock at a future date.

     Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held and will vote on the election of Directors and any other matter submitted to a shareholder vote. The Fund does not intend to hold meetings of shareholders in any year in which the Investment Company Act does not require shareholders to act upon any of the following matters: (i) election of Directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent accountants. Also, the by-laws of the Fund require that a special meeting of shareholders be held upon the written request of at least a majority of the outstanding shares of the Fund entitled to vote at such meeting, if they comply with applicable Maryland law. Voting rights for Directors are not cumulative. Shares issued are fully paid and non-assessable and have no preemptive rights. Shares have the conversion rights described in this Prospectus. Each share of Common Stock is entitled to participate equally in dividends and distributions declared by the Fund and in the net assets of the Fund upon liquidation or dissolution after satisfaction of outstanding liabilities except, as noted above, the Class B, Class C and Class D shares bear certain additional expenses.

YEAR 2000 ISSUES

     Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Fund could be adversely affected if the computer systems used by the Manager or other Fund service providers do not properly address this problem prior to January 1, 2000. The Manager has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. Currently, the Manager does not anticipate that the transition to the 21st century will have any material impact on its ability to continue to service the Fund at current levels. In addition, the Manager has sought assurances from the Fund's other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and the Manager will continue to monitor the situation. At this time, however, no assurance can be given that the Fund's other service providers have anticipated every step necessary to avoid any adverse effect on the Fund attributable to the Year 2000 Problem.

SHAREHOLDER REPORTS

     Only one copy of each shareholder report and certain shareholder communications will be mailed to each identified shareholder regardless of the number of accounts such shareholder has. If a shareholder wishes to receive separate copies of each report and communication for each of the shareholder's related accounts the shareholder should notify in writing:

                  Merrill Lynch Financial Data Services, Inc.
                         P.O. Box 45289
                         Jacksonville, Florida 32232-5289

     The written notification should include the shareholder's name, address, tax identification number and Merrill Lynch and/or mutual fund account numbers. If you have any questions regarding this please call your Merrill Lynch Financial Consultant or Merrill Lynch Financial Data Services, Inc. at 800-637-3863.

SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to the Fund at the address or telephone number set forth on the cover page of this Prospectus.

                                    APPENDIX

           INVESTMENT PRACTICES INVOLVING THE USE OF OPTIONS, FUTURES
                              AND FOREIGN EXCHANGE

     The Fund is authorized to engage in certain investment practices involving the use of options, futures and foreign exchange, as described below. Such instruments, which may be regarded as derivatives, are referred to collectively herein as "Strategic Instruments."

OPTIONS ON SECURITIES AND SECURITIES INDICES

     Purchasing Options. The Fund is authorized to purchase put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When the Fund purchases a put option, in consideration for an up-front payment (the "option premium"), the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. In the event the market value of the portfolio holdings underlying the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

     The Fund is also authorized to purchase call options on securities it intends to purchase or securities indices the performance of which substantially correlates with the performance of the types of securities it intends to purchase. When the Fund purchases a call option, in consideration for the option premium, the Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Fund believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event the Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

     The Fund may also purchase put or call options in connection with closing out put or call options it has previously sold.

     Writing Options. The Fund is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When the Fund writes a call option, in return for an option premium, the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write call options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium and will realize a greater return than would have been realized on the underlying securities alone. By writing a call option, however, the Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

     The Fund may also write put options on securities or securities indices. When the Fund writes a put option, in return for an option premium, the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write put options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its right under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. The Fund will write a put option on a security or a securities index only if the Fund is using the put as an anticipatory hedge or is writing the put in connection with trading strategies involving combinations of options, for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread").

     The Fund is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

     Other than with respect to closing transactions, the Fund will only write call or put options that are "covered." A call or put option will be considered covered if the Fund has segregated assets with respect to such option in the manner described in "Risk Factors in Options, Futures and Currency Instruments" below. A call option will also be considered covered if the Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of an option on a securities index, securities which substantially replicate the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

     Types of Options. The Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Investments" below.

FUTURES

     The Fund may engage in transactions in futures, including stock index futures contracts and financial futures contracts, and options thereon. Financial futures contracts are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. Stock index futures contracts are similar to other futures contracts except that they do not require actual delivery of securities but instead result in cash settlement based on the difference in value of the index between the time the contract was entered into and the time of its settlement.

     No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

     The sale of a futures contract for hedging purposes limits the Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

     The purchase of a futures contract as an anticipatory hedge may protect the Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction in a futures contract, however, the Fund may realize a loss relating to the futures position.

     The Fund will limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

FOREIGN EXCHANGE TRANSACTIONS

     The Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for the purpose of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the United States dollar.

     Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. The Fund will enter into foreign exchange transactions for the purpose of hedging either a specific transaction or a portfolio position. The Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. The Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. The Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

     The Fund may also hedge against the decline in the value of a currency against the United States dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See "Futures" above.

     The Fund may also hedge against the decline in the value of a currency against the United States dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See "Types of Options" above and "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments" below.

     When entering into a transaction in a Currency Instrument, the Fund will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. The Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). The Fund will only enter into a cross-hedge if the Manager believes that (i) there is a demonstrably high correlation between the currency in which the cross-hedge is denominated and the currency being hedged and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

     Risk Factors in Hedging Foreign Currency Risks. While the Fund's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund's shares, the net asset value of the Fund's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective. To the extent that the Fund hedges against anticipated currency movements which do not occur, the Fund may realize losses, and lower its total return, as the result of its hedging transactions. Furthermore, the Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur. It may not be possible for the Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available (such as certain developing markets) and it is not possible to engage in effective foreign currency hedging.

RISK FACTORS IN OPTIONS, FUTURES AND CURRENCY INSTRUMENTS

     Use of Strategic Instruments for hedging purposes involves the risk of imperfect correlation in movements in the value of the Strategic Instruments and the value of the instruments being hedged. If the value of the Strategic Instruments moves more or less than the value of the hedged instruments the Fund will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.

     The Fund intends to enter transactions involving Strategic Instruments only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Strategic Instrument or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Strategic Instrument without incurring substantial losses, if at all.

     Certain transactions in Strategic Instruments (e.g., forward foreign exchange transactions, futures transactions, sales of put options) may expose the Fund to potential losses which exceed the amount originally invested by the Fund in such instruments. When the Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss.

ADDITIONAL RISK FACTORS OF OTC TRANSACTIONS; LIMITATIONS ON THE USE OF OTC STRATEGIC INSTRUMENTS

     Certain Strategic Instruments traded in OTC markets, including OTC options, may be substantially less liquid than other instruments in which the Fund may invest. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold or
(ii) for which the Manager anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

     The staff of the Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. The Fund has therefore adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Fund, the market value of the securities underlying OTC call options currently outstanding which have been sold by the Fund and margin deposits on the Fund's outstanding OTC options exceeds 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund which are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a dealer in U.S. government securities recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price).

     Because Strategic Instruments traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparty the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Strategic Instruments traded in OTC markets only with financial institutions which have substantial capital or which have provided the Fund with a third-party guaranty or other credit enhancement.

ADDITIONAL LIMITATIONS ON THE USE OF STRATEGIC INSTRUMENTS

     The Fund may not use any Strategic Instrument to gain exposure to an asset or class of assets that it would be prohibited from purchasing directly by its investment restrictions.

   MERRILL LYNCH GLOBAL TECHNOLOGY FUND, INC. -- AUTHORIZATION FORM (PART 1)

--------------------------------------------------------------------------------
[NOTE: THIS FORM MAY NOT BE USED FOR PURCHASES THROUGH THE MERRILL LYNCH
       BLUEPRINT(SM) PROGRAM. YOU MAY REQUEST A MERRILL LYNCH BLUEPRINT(SM) PROGRAM APPLICATION BY CALLING TOLL FREE (800) 637-3766.]
--------------------------------------------------------------------------------

1. SHARE PURCHASE APPLICATION

    I, being of legal age, wish to purchase: (choose one)

[ ] Class A shares  [ ] Class B shares  [ ] Class C shares  [ ] Class D shares of Merrill Lynch Global Technology Fund, Inc. and establish an Investment Account as described in the Prospectus. In the event that I am not eligible to purchase Class A shares, I understand that Class D shares will be purchased.


Basis for establishing an Investment Account:


        A. I enclose a check for $....... payable to Merrill Lynch Financial
    Data Services, Inc., as an initial investment (minimum $1,000). I understand that this purchase will be executed at the applicable offering price next to be determined after this Application is received by you.


        B. I already own shares of the following Merrill Lynch mutual funds that would qualify for the right of accumulation as outlined in the Statement of Additional Information: (Please list all funds. Use a separate sheet of paper if necessary.)

1. ...................................   4. ...................................

2. ...................................   5. ...................................

3. ...................................   6. ...................................


Name ...........................................................................
     First Name                     Initial                    Last Name

Name of Co-Owner (if any) ......................................................
                 First Name               Initial              Last Name

Address ........................................................................
                                                                    (Zip Code)

Occupation ...........................    Name and Address of Employer .........

 ......................................    ......................................

          Signature of Owner                 Signature of Co-Owner (if any)

(In the case of co-owner, a joint tenancy with right of survivorship will be presumed unless otherwise specified.)
--------------------------------------------------------------------------------

2. DIVIDEND AND CAPITAL GAIN DISTRIBUTION OPTIONS

      Ordinary Income Dividends                    Long-Term Capital Gains
-------------------------------------      -------------------------------------

  SELECT  [ ]  Reinvest                           SELECT  [ ]  Reinvest
  ONE:   [ ]  Cash                                ONE:   [ ]  Cash

-------------------------------------      -------------------------------------

If no election is made, dividends and capital gains will be automatically reinvested at net asset value without a sales charge.

IF CASH, SPECIFY HOW YOU WOULD LIKE YOUR DISTRIBUTIONS PAID TO YOU:   [ ] CHECK
OR  [ ] DIRECT DEPOSIT TO BANK ACCOUNT

IF DIRECT DEPOSIT TO BANK ACCOUNT IS SELECTED, PLEASE COMPLETE BELOW:


I hereby authorize payment of dividend and capital gain distributions by direct deposit to my bank account and, if necessary, debit entries and adjustments for any credit entries made to my account in accordance with the terms I have selected on the Merrill Lynch Global Technology Fund, Inc. Authorization Form.



Specify type of account (check one):   [ ] checking    [ ] savings


Name on your Account ...........................................................

Bank Name ......................................................................

Bank Number .............................................  Account Number ......

Bank Address ...................................................................

I agree that this authorization will remain in effect until I provide written notification to Merrill Lynch Financial Data Services, Inc. amending or terminating this service.

Signature of Depositor .........................................................

Signature of
Depositor ..............................................  Date .................
(if joint account, both must sign)

NOTE: IF DIRECT DEPOSIT TO BANK ACCOUNT IS SELECTED, YOUR BLANK, UNSIGNED CHECK MARKED "VOID" OR A DEPOSIT SLIP FROM YOUR SAVINGS ACCOUNT SHOULD ACCOMPANY THIS APPLICATION.
--------------------------------------------------------------------------------

      MERRILL LYNCH GLOBAL TECHNOLOGY FUND, INC.--AUTHORIZATION FORM (PART
                                1)--(CONTINUED)

--------------------------------------------------------------------------------
3. SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER
             ------------------------------------------------------

             ------------------------------------------------------
            Social Security Number or Taxpayer Identification Number

    Under penalty of perjury, I certify (1) that the number set forth above is my correct Social Security Number or Taxpayer Identification Number and (2) that I am not subject to backup withholding (as discussed in the Prospectus under "Taxes") either because I have not been notified that I am subject thereto as a result of a failure to report all interest or dividends, or the Internal Revenue Service ("IRS") has notified me that I am no longer subject thereto.

    INSTRUCTION: YOU MUST STRIKE OUT LANGUAGE IN (2) ABOVE IF YOU HAVE BEEN NOTIFIED THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING DUE TO UNDERREPORTING AND IF YOU HAVE NOT RECEIVED A NOTICE FROM THE IRS THAT BACKUP WITHHOLDING HAS BEEN TERMINATED. THE UNDERSIGNED AUTHORIZES THE FURNISHING OF THIS CERTIFICATION TO OTHER MERRILL LYNCH SPONSORED MUTUAL FUNDS.

 ................................................................................
 ................................................................................

          SIGNATURE OF OWNER                  SIGNATURE OF CO-OWNER (IF ANY)
--------------------------------------------------------------------------------
4. LETTER OF INTENTION -- CLASS A AND D SHARES ONLY (SEE TERMS AND CONDITIONS IN THE STATEMENT OF ADDITIONAL INFORMATION)

                                         ............................. , 19.....
                                    Date of initial purchase
Dear Sir/Madam:


    Although I am not obligated to do so, I intend to purchase shares of Merrill Lynch Global Technology Fund, Inc. or any other investment company with an initial sales charge or deferred sales charge for which Merrill Lynch Funds Distributor, Inc. acts as distributor over the next 13 month period which will equal or exceed:


    [ ] $25,000    [ ] $50,000   [ ] $100,000   [ ] $250,000   [ ] $1,000,000


    Each purchase will be made at the then reduced offering price applicable to the amount checked above, as described in the Merrill Lynch Global Technology Fund, Inc. Prospectus.



    I agree to the terms and conditions of this Letter of Intention. I hereby irrevocably constitute and appoint Merrill Lynch Funds Distributor, Inc., my attorney, with full power of substitution, to surrender for redemption any or all shares of Merrill Lynch Global Technology Fund, Inc. held as security.


By:.............................................................................
                               Signature of Owner
 ................................................................................

             Signature of Co-Owner (If registered in joint name, both must sign)


    In making purchases under this letter, the following are the related accounts on which reduced offering prices are to apply:

(1) Name........................................................................

Account Number..................................................................
(2) Name........................................................................

Account Number..................................................................

--------------------------------------------------------------------------------
5. FOR DEALER ONLY

                         Branch Office, Address, Stamp


WE HEREBY AUTHORIZE MERRILL LYNCH FUNDS DISTRIBUTOR, INC. TO ACT AS OUR AGENT IN CONNECTION WITH TRANSACTIONS UNDER THIS AUTHORIZATION FORM AND AGREE TO NOTIFY THE DISTRIBUTOR OF ANY PURCHASES OR SALES MADE UNDER A LETTER OF INTENTION, AUTOMATIC INVESTMENT PLAN OR SYSTEMATIC WITHDRAWAL PLAN. WE GUARANTEE THE SHAREHOLDER'S SIGNATURE.

 ................................................................................

                            Dealer Name and Address

By .............................................................................
                          Authorized Signature of Dealer

[ ][ ]      [ ][ ][ ][ ]                       .................................
Branch-Code    F/C No.                                   F/C Last Name

[ ][ ]     [ ][ ][ ][ ]
Dealer's Customer A/C No.

   MERRILL LYNCH GLOBAL TECHNOLOGY FUND, INC. -- AUTHORIZATION FORM (PART 2)

--------------------------------------------------------------------------------

Note: This form is required to apply for the Systematic Withdrawal or Automatic Investment Plans only.
--------------------------------------------------------------------------------


                                                  ------------------------------

                                                  ------------------------------
                                                       Social Security No.
                                                  Or Taxpayer Identification No.
1. ACCOUNT REGISTRATION
(PLEASE PRINT)

Name of Owner ..................................................................
                        First Name          Initial         Last Name

Address ........................................................................


Name of Co-Owner (if any) ......................................................
                        First Name          Initial         Last Name

Address ........................................
                                      (Zip Code)


                                                  Account Number ...............

                                                  (if existing account)

--------------------------------------------------------------------------------
2. SYSTEMATIC WITHDRAWAL PLAN (SEE TERMS AND CONDITIONS IN THE STATEMENT OF ADDITIONAL INFORMATION)


MINIMUM REQUIREMENTS: $10,000 for monthly disbursements, $5,000 for quarterly, of [ ] Class A, [ ] Class B*, [ ] Class C*, or [ ] Class D shares in Merrill Lynch Global Technology Fund, Inc. at cost or current offering price. Withdrawals to be made either (check one) [ ] Monthly on the 24th day of each month, or [ ] Quarterly on the 24th day of March, June, September and December. If the 24th falls on a weekend or holiday, the next succeeding business day will be utilized. Begin systematic withdrawal on ........ or as soon as possible
thereafter.                                 (month)






SPECIFY THE AMOUNT OF THE WITHDRAWAL YOU WOULD LIKE PAID TO YOU: [ ] $ ........
of (check one) [ ] Class A, [ ] Class B*, [ ] Class C*, or [ ] Class D shares in the Account.


SPECIFY WITHDRAWAL METHOD: [ ] check or [ ] direct deposit to bank account (check one and complete part (a) or (b) below):

DRAW CHECKS PAYABLE (CHECK ONE)

(a) I hereby authorize payment by check

    [ ] as indicated in Item 1.
    [ ] to the order of ........................................................

Mail to (check one)

    [ ] the address indicated in Item 1.
    [ ] Name (please print) ....................................................

Address  .......................................................................

       ...

      Signature of
        Owner ................................................. Date ...........

      Signature of Co-Owner (if any) ...........................................

(b) I HEREBY AUTHORIZE PAYMENT BY DIRECT DEPOSIT TO MY BANK ACCOUNT AND, IF NECESSARY, DEBIT ENTRIES AND ADJUSTMENTS FOR ANY CREDIT ENTRIES MADE TO MY ACCOUNT. I AGREE THAT THIS AUTHORIZATION WILL REMAIN IN EFFECT UNTIL I PROVIDE WRITTEN NOTIFICATION TO MERRILL LYNCH FINANCIAL DATA SERVICES, INC. AMENDING OR TERMINATING THIS SERVICE.

Specify type of account (check one): [ ] checking [ ] savings

Name on your account ...........................................................

Bank Name ......................................................................

Bank Number ................................ Account Number ....................

Bank Address ...................................................................

Signature of
Depositor ..................................................... Date ...........

Signature of Depositor .........................................................
(if joint account, both must sign)

NOTE: IF DIRECT DEPOSIT IS ELECTED, YOUR BLANK, UNSIGNED CHECK MARKED "VOID" OR A DEPOSIT SLIP FROM YOUR SAVINGS ACCOUNT SHALL ACCOMPANY THIS APPLICATION.

---------------

*Annual withdrawal cannot exceed 10% of the value of shares of such class held in the account at the time the election to join the Systematic Withdrawal Plan is made.

MERRILL LYNCH GLOBAL TECHNOLOGY FUND, INC. -- AUTHORIZATION FORM
(PART 2) -- (CONTINUED)

--------------------------------------------------------------------------------

3. APPLICATION FOR AUTOMATIC INVESTMENT PLAN

     I hereby request that Merrill Lynch Financial Data Services, Inc. draw an automated clearing house ("ACH") debit on my checking account as described below each month to purchase: (choose one)

    [ ] Class A shares    [ ] Class B shares    [ ] Class C shares   [ ] Class D
shares


of Merrill Lynch Global Technology Fund, Inc., subject to the terms set forth below. In the event that I am not eligible to purchase Class A shares, I understand that Class D shares will be purchased.


     MERRILL LYNCH FINANCIAL DATA
            SERVICES, INC.

You are hereby authorized to draw an
ACH debit each month on my bank
account for investment in Merrill
Lynch Global Technology Fund, Inc. as
indicated below:

    Amount of each check or ACH debit
$.....................................

    Account Number....................


Please date and invest ACH debits on
the 20th of each month beginning .....
                                (month)


or as soon thereafter as possible.

I agree that you are preparing these
ACH debits voluntarily at my request
and that you shall not be liable for
any loss arising from any delay in
preparing or failure to prepare any
such debit. If I change banks or
desire to terminate or suspend this
program, I agree to notify you
promptly in writing. I hereby
authorize you to take any action to
correct erroneous ACH debits of my
bank account or purchases of Fund
shares including liquidating shares of
the Fund and crediting my bank
account. I further agree that if a
debit is not honored upon
presentation, Merrill Lynch Financial
Data Services, Inc. is authorized to
discontinue immediately the Automatic
Investment Plan and to liquidate
sufficient shares held in my account
to offset the purchase made with the
dishonored debit.

 ................    ..................

      Date     Signature of Depositor


                                            AUTHORIZATION TO HONOR ACH DEBITS


                                             DRAWN BY MERRILL LYNCH FINANCIAL

                                                   DATA SERVICES, INC.


                                          To
                               ............................................ Bank
                                              (Investor's Bank)


                                          Bank Address..........................



                         City......................... State...... Zip..........



                                        As a convenience to me, I hereby request and authorize you to pay and charge to my account ACH debits drawn on my account by and payable to Merrill
                                        Lynch Financial Data Services, Inc. I
                                        agree that your rights in respect to
                                        each such debit shall be the same as
                                        if it were a check drawn on you and
                                        signed personally by me. This
                                        authority is to remain in effect until
                                        revoked by me in writing. Until you
                                        receive such notice, you shall be
                                        fully protected in honoring any such
                                        debit. I further agree that if any
                                        such debit be dishonored, whether with
                                        or without cause and whether
                                        intentionally or inadvertently, you
                                        shall be under no liability.



                                          .....................   ..............

                                                Date      Signature of Depositor


                                   .........................  ................
                                    Bank Account Number   Signature of Depositor
                                              (If joint account, both must sign)




NOTE: IF AUTOMATIC INVESTMENT PLAN IS ELECTED, YOUR BLANK, UNSIGNED CHECK MARKED "VOID" SHOULD ACCOMPANY THIS APPLICATION.

                                    MANAGER

                         Merrill Lynch Asset Management
                            Administrative Offices:
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536

                                Mailing Address:
                                 P.O. Box 9011
                        Princeton, New Jersey 08543-9011

                                  DISTRIBUTOR

                     Merrill Lynch Funds Distributor, Inc.
                            Administrative Offices:
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536

                                Mailing Address:
                                 P.O. Box 9081
                        Princeton, New Jersey 08536-9081

                                   CUSTODIAN

                         Brown Brothers Harriman & Co.


                                40 Water Street


                          Boston, Massachusetts 02109


                                 TRANSFER AGENT

                  Merrill Lynch Financial Data Services, Inc.
                            Administrative Offices:
                           4800 Deer Lake Drive East
                        Jacksonville, Florida 32246-6484

                                Mailing Address:
                                 P.O. Box 45289
                        Jacksonville, Florida 32232-5289

                              INDEPENDENT AUDITORS


                             Deloitte & Touche, LLP


                                117 Campus Drive


                              Princeton, NJ 08543


                                    COUNSEL


                                Brown & Wood LLP

                             One World Trade Center
                         New York, New York 10048-0557

------

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE MANAGER OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                            ------------------------

                               TABLE OF CONTENTS


                                                PAGE
Fee Table....................................      2
Merrill Lynch Select Pricing(SM) System......      3
Risk Factors and Special Considerations......      8
Investment Objective and Policies............     12
  Description of Certain Investments.........     13
  Other Investment Policies and Practices....     15
  Investment Restrictions....................     19
Management of the Fund.......................     20
  Directors..................................     20
  Management and Advisory Arrangements.......     20
  Code of Ethics.............................     21
  Transfer Agency Services...................     22
Purchase of Shares...........................     22
  Subscription Offering......................     22
  Continuous Offering........................     23
  Initial Sales Charge Alternatives -- Class
    A and Class D Shares.....................     26
  Deferred Sales Charge Alternatives -- Class
    B and Class C Shares.....................     27
  Distribution Plans.........................     30
  Limitations on the Payment of Deferred
    Sales Charges............................     32
Redemption of Shares.........................     32
  Redemption.................................     32
  Repurchase.................................     33
  Reinstatement Privilege -- Class A and
    Class D Shares...........................     33
Shareholder Services.........................     34
  Investment Account.........................     34
  Exchange Privilege.........................     34
  Automatic Reinvestment of Dividends and
    Capital Gains Distributions..............     36
  Systematic Withdrawal Plans................     36
  Automatic Investment Plans.................     36
  Fee-Based Programs.........................     37
Taxes........................................     37
Performance Data.............................     40
Additional Information.......................     41
  Dividends and Distributions................     41
  Determination of Net Asset Value...........     41
  Organization of the Fund...................     42
  Year 2000 Issues...........................     43
  Shareholder Reports........................     43
  Shareholder Inquiries......................     44
Appendix.....................................     45
Authorization Form...........................     51
                                    Code #19027-0598


    YZa


    MERRILL LYNCH GLOBAL


    TECHNOLOGY FUND, INC.


                                                                [MLYNCH COMPASS]
    PROSPECTUS


    May 20, 1998


    Distributor:
    Merrill Lynch
    Funds Distributor, Inc.

    This Prospectus should be
    retained for future reference.

STATEMENT OF ADDITIONAL INFORMATION



                   MERRILL LYNCH GLOBAL TECHNOLOGY FUND, INC.

   P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011 - PHONE NO. (609) 282-2800

                            ------------------------


     Merrill Lynch Global Technology Fund, Inc. (the "Fund") is a diversified, open-end management investment company that seeks long-term capital appreciation through worldwide investment in equity securities of issuers that, in the opinion of Merrill Lynch Asset Management, L.P. (the "Manager"), derive a substantial portion of their income from products and services in technology related industries. The Fund will pursue this objective by investing primarily in a global portfolio of securities of issuers that are, and are expected to remain, leaders in their product or service niches as measured by market share and superiority in technology. In addition, part of the Fund's portfolio will be invested in issuers which management believes are likely to develop leadership positions. Although the Fund will not concentrate its investments in any one industry, it is contemplated that substantial investments will be made in issuers engaged in such technology related industries as telecommunications equipment, computers, semiconductors, networking, internet and on-line service companies, office automation, server hardware producers and software companies (e.g., design, consumer and industrial). The Fund should be considered as a means of diversifying an investment portfolio and not itself a balanced investment program. The Fund may employ a variety of techniques, including derivative investments, to hedge against market and currency risk or to gain exposure to equity markets. There can be no assurance that the Fund's investment objective will be achieved.


     Pursuant to the Merrill Lynch Select PricingSM System, the Fund offers four classes of shares each with a different combination of sales charges, ongoing fees and other features. The Merrill Lynch Select PricingSM System permits an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances.

                            ------------------------


     This Statement of Additional Information of the Fund is not a prospectus and should be read in conjunction with the prospectus of the Fund, dated May 20, 1998 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling or by writing the Fund at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.


                            ------------------------

                   MERRILL LYNCH ASSET MANAGEMENT -- MANAGER
              MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR
                            ------------------------

     The date of this Statement of Additional Information is May 20, 1998.

                       INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Fund is to seek long-term capital appreciation through worldwide investment in equity securities of issuers that, in the opinion of the Manager, derive a substantial portion of their income from technology related industries. The Fund will pursue this objective by investing in a global portfolio of securities of issuers that are, and are expected to remain, leaders in their product or service niches as measured by market share and superiority in technology. In addition, part of the Fund's portfolio will be invested in issuers which management believes are likely to develop leadership positions. Current income from dividends and interest will not be an important consideration in selecting portfolio securities. There can be no assurance that the Fund's investment objective will be achieved. Reference is made to "Investment Objective and Policies" in the Prospectus for a discussion of the investment objective and policies of the Fund.

     The securities markets of many countries at times in the past have moved relatively independently of one another due to different economic, financial, political and social factors. When such lack of correlation, or negative correlation, in movements of these securities markets occurs, it may reduce risk for the Fund's portfolio as a whole. This negative correlation also may offset unrealized gains the Fund has derived from movements in a particular market. To the extent the various markets move independently, total portfolio volatility is reduced when the various markets are combined into a single portfolio. Of course, movements in the various securities markets may be offset by changes in foreign currency exchange rates. Exchange rates frequently move independently of securities markets in a particular country. As a result, gains in a particular securities market may be affected by changes in exchange rates.

     While it is the policy of the Fund generally not to engage in trading for short-term gains, the Manager will effect portfolio transactions without regard to holding period, if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in the general market, economic or financial conditions. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of all securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. While the Fund anticipates that its annual portfolio turnover rate should not exceed 100% under normal conditions, it is impossible to predict portfolio turnover rates. Higher portfolio turnover may contribute to higher transactional costs and negative tax consequences, such as an increase in capital gain dividends or in ordinary income dividends of accrued market discount. See "Dividends, Distributions and Taxes."

     The Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Fund are redeemable on a daily basis on each day the Fund determines its net asset value in U.S. dollars, the Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. See "Redemption of Shares." Under present conditions, the Manager does not believe that these considerations will have any significant effect on its portfolio strategy, although there can be no assurance in this regard.

PORTFOLIO STRATEGIES INVOLVING OPTIONS, FUTURES AND FOREIGN EXCHANGE
TRANSACTIONS

     The Fund is authorized to engage in certain investment practices involving the use of options, futures and foreign exchange, which may expose the Fund to certain risks. These investment practices and the associated risks are described in detail in the Appendix to the Prospectus.

OTHER INVESTMENT POLICIES AND PRACTICES

     When-Issued Securities and Delayed Delivery Transactions. The Fund may purchase securities that it is entitled to receive on a when-issued basis, and it may purchase or sell securities for delayed delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. Although the Fund has not established any limit on the percentage of its assets that may be committed in connection with such transactions, the Fund will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other liquid securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the amount of its commitment in connection with such purchase transactions.

     There can be no assurance that a security purchased on a when-issued basis or purchased or sold through a forward commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. The Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

     Standby Commitment Agreements. The Fund, from time to time, may enter into standby commitment agreements. Such agreements commit the Fund, for a stated period of time, to purchase a stated amount of equity securities which may be issued and sold to the Fund at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued, which is typically approximately 0.50% of the aggregate purchase price of the security that the Fund has committed to purchase. The Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Fund. The Fund will not enter into a standby commitment with a remaining term in excess of 45 days and presently will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 15% of its net assets taken at the time of acquisition of such a commitment. The Fund at all times will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other liquid securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the purchase price of the securities underlying a commitment.

     There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

     The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of the Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

     Repurchase Agreements and Purchase and Sale Contracts. The Fund may invest in securities pursuant to repurchase agreements or purchase and sale contracts. Repurchase agreements and purchase and sale contracts may be entered into only with financial institutions which (i) have, in the opinion of the Manager, substantial capital relative to the Fund's exposure, or (ii) have provided the Fund with a third-party guaranty or other credit enhancement. Under a repurchase agreement or a purchase and sale contract, the seller agrees, upon entering into the contract with the Fund, to repurchase the security at a mutually agreed-upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period although it may be affected by currency fluctuations. In the case of repurchase agreements, the price at which the trades are conducted do not reflect accrued interest on the underlying obligation; whereas, in the case of purchase and sale contracts, the prices take into account accrued interest. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, as a purchaser, the Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement; the Fund does not have the right to seek additional collateral in the case of purchase and sale contracts. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. A purchase and sale contract differs from a repurchase agreement in that the contract arrangements stipulate that the securities are owned by the Fund. In the event of a default under such a repurchase agreement or under a purchase and sale contract, instead of the contractual fixed rate, the rate of return to the Fund shall be dependent upon intervening fluctuations of the market value of such securities and the accrued interest on the securities. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. While the substance of purchase and sale contracts is similar to repurchase agreements, because of the different treatment with respect to accrued interest and additional collateral, management believes that purchase and sale contracts are not repurchase agreements as such term is understood in the banking and brokerage community. The Fund may not invest more than 15% of its net assets in repurchase agreements or purchase and sale contracts maturing in more than seven days together with all other illiquid investments.

     Lending of Portfolio Securities. Subject to the investment restrictions set forth in the Prospectus and herein, the Fund may, from time to time, lend securities from its portfolio to approved borrowers and receive therefor collateral in cash or securities issued or guaranteed by the United States Government. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The purpose of such loans is to permit the borrower to use such securities for delivery to purchasers when such borrower has sold short. If cash collateral is received by the Fund, it is invested in short-term money market securities, and a portion of the yield received in respect of such investment is retained by the Fund. Alternatively, if securities are delivered to the Fund as collateral, the Fund and the borrower negotiate a rate for the loaned premium to be received by the Fund for lending its portfolio securities. In either event, the total yield on the Fund's portfolio is increased by loans of its portfolio securities. The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. Such loans are terminable at any time, and the borrower, after notice, will be required to return borrowed securities within five business days. The Fund may pay reasonable finder's, administrative and custodial fees in connection with such loans. With respect to the lending of portfolio securities, there is the risk of failure by the borrower to return the securities involved in such transactions.

INVESTMENT RESTRICTIONS

     In addition to the investment restrictions set forth in the Prospectus, the Fund has adopted a number of fundamental and non-fundamental restrictions and policies relating to the investment of its assets and its activities. The fundamental policies set forth below may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose and under the Investment Company Act of 1940, as amended (the "Investment Company Act") means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (ii) more than 50% of the Fund's outstanding shares). The Fund may not:

          1. Make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act.

          2. Invest more than 25% of its assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

          3. Make investments for the purpose of exercising control or management. Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed to be the making of investments for the purpose of exercising control or management.

          4. Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

          5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund's Prospectus and this Statement of Additional Information, as they may be amended from time to time.

          6. Issue senior securities to the extent such issuance would violate applicable law.

          7. Borrow money, except that the Fund (i) may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

          8. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in selling portfolio securities.

          9. Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

     Under the non-fundamental investment restrictions, which may be changed by the Board of Directors without shareholder approval, the Fund may not:

          a. Purchase securities of other investment companies except to the extent permitted by applicable law. Applicable law currently allows the Fund to purchase the securities of other investment companies if immediately thereafter, not more than (i) 3% of the total outstanding voting stock of such company is owned by the Fund; (ii) 5% of the Fund's total assets, taken at market value, would be invested in any one such company; (iii) 10% of the Fund's total assets, taken at market value, would be invested in such securities; and (iv) the Fund, together with other investment companies having the same investment adviser and companies controlled by such companies, owns not more than 10% of the total outstanding stock of any one closed-end investment company. Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time its shares are owned by another investment company that is part of the same group of investment companies as the Fund.

          b. Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. The Fund currently does not intend to engage in short sales, except short sales "against the box."

          c. Invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Directors of the Fund has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act and determined to be liquid by the Board of Directors are not subject to the limitations set forth in this investment restriction.

          d. Notwithstanding fundamental investment restriction (7) above, borrow money or pledge its assets, except that the Fund (a) may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemptions in amounts not exceeding 33 1/3% (taken at market value) of its total assets and pledge its assets to secure such borrowings, (b) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) may purchase securities on margin to the extent permitted by applicable law. However, at the present time, applicable law prohibits the Fund from purchasing securities on margin. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or options transactions is not considered to be the purchase of a security on margin. The purchase of securities while borrowings are outstanding will have the effect of leveraging the Fund. Such leveraging or borrowing increases the Fund's exposure to capital risk, and borrowed funds are subject to interest costs which will reduce net income. The Fund will not purchase securities while borrowings exceed 5% of its total assets.

     Portfolio securities of the Fund generally may not be purchased from, sold or loaned to the Manager or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.

     The staff of the Commission has taken the position that purchased over-the-counter ("OTC") options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an investment policy pursuant to which it will not purchase or sell OTC options if, as a result of any such transaction, the sum of the market value of OTC options currently outstanding that are held by the Fund, the market value of the underlying securities covered by OTC call options currently outstanding that were sold by the Fund and margin deposits on the Fund's existing OTC options on financial futures contracts exceeds 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund that are illiquid or are not otherwise readily marketable. However, if the OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of the Fund and may be amended by the Board of Directors of the Fund without the approval of the Fund's shareholders. However, the Fund will not change or modify this policy prior to the change or modification by the Commission staff of its position.


     In addition, as a non-fundamental policy which may be changed by the Board of Directors and to the extent required by the Commission or its staff, the Fund will, for purposes of fundamental investment restrictions (1) and (2), treat securities issued or guaranteed by the government of any one foreign country as the obligations of a single issuer.



     As another non-fundamental policy, the Fund will not invest in securities that are (a) subject to material legal restrictions on repatriation of assets or
(b) cannot be readily resold because of legal or contractual restrictions or which are not otherwise readily marketable, including repurchase agreements and purchase and sale contracts maturing in more than seven days, if, regarding all such securities, more than 15% of its net assets, taken at market value would be invested in such securities.


     Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with the Fund, the Fund is prohibited from engaging in certain transactions involving such firm or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions permitted pursuant to an exemptive order under the Investment

Company Act. See "Portfolio Transactions and Brokerage." Without such an exemptive order, the Fund is prohibited from engaging in portfolio transactions with Merrill Lynch or its affiliates acting as principal.

                             MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS

     Information about the Directors, executive officers and portfolio manager of the Fund, including their ages and their principal occupations for at least the last five years, is set forth below. Unless otherwise noted, the address of the portfolio manager and each executive officer and Director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

     ARTHUR ZEIKEL (65) -- President and Director(1)(2) -- Chairman of the Manager and of Fund Asset Management, L.P. ("FAM") (which terms as used herein include their corporate predecessors) since 1997; President of the Manager and FAM from 1977 to 1997; Chairman of Princeton Services, Inc. ("Princeton Services") since 1997 and Director thereof since 1993; President of Princeton Services from 1993 to 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.") since 1990.


     DONALD CECIL (71) -- Director(2) -- 1114 Avenue of the Americas, New York, New York, 10036. Special Limited Partner of Cumberland Partners (an investment partnership) since 1982; Member of Institute of Chartered Financial Analysts; Member and Chairman of Westchester County (N.Y.) Board of Transportation.



     EDWARD H. MEYER (71) -- Director(2) -- 777 Third Avenue, New York, New York 10017. President of Grey Advertising Inc. since 1968, Chief Executive Officer since 1970 and Chairman of the Board of Directors since 1972; Director of The May Department Stores Company, Bowne & Co., Inc. (financial printers), Ethan Allen Interiors Inc. and Harman International Industries, Inc.



     CHARLES C. REILLY (66) -- Director(2) -- 9 Hampton Harbor Road, Hampton Bays, N.Y. 11946. Self-employed financial consultant since 1990; President and Chief Investment Officer of Verus Capital, Inc. from 1979 to 1990; former Senior Vice President of Arnhold and S. Bleichroeder, Inc. from 1973 to 1990; Adjunct Professor, Columbia University Graduate School of Business from 1990 to 1991; Adjunct Professor, Wharton School, University of Pennsylvania from 1989 to 1990; Partner, Small Cities Cable Television since 1986.



     RICHARD R. WEST (60) -- Director(2) -- Box 604, Genoa, Nevada 89491. Professor of Finance since 1984, Dean from 1984 to 1993, and currently Dean Emeritus, New York University Leonard N. Stern School of Business Administration; Director of Bowne & Co., Inc. (financial printers), Vornado, Inc. (real estate holding company) and Alexander's Inc. (real estate company).



     EDWARD D. ZINBARG (63) -- Director(2) -- 5 Hardwell Road, Short Hills, New Jersey 07078-2117. Executive Vice President of The Prudential Insurance Company of America from 1988 to 1994; former Director of Prudential Reinsurance Company and former Trustee of the Prudential Foundation.



     TERRY K. GLENN (57) -- Executive Vice President(1)(2) -- Executive Vice President of the Manager and FAM since 1983; Executive Vice President and Director of Princeton Services since 1993; President of Merrill Lynch Funds Distributor, Inc. ("MLFD" or the "Distributor") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

     NORMAN R. HARVEY (64) -- Senior Vice President(1)(2) -- Senior Vice President of the Manager and FAM since 1982; Senior Vice President of Princeton Services since 1993.



     PAUL GERARD MEEKS (35) -- Senior Vice President and Portfolio
Manager(1) -- Portfolio Manager of the Manager since May 1998; various positions with Jurika & Voyles, L.P. from 1994 to 1998 including technology analyst (1994 to 1998), director of research (1995 to 1998), principal (1996 to 1998) and portfolio manager of the Jurika & Voyles Mini-Cap Fund (1997 to 1998); various positions with Strong/Corneliuson Capital Management, Inc., from 1992 to 1994 including equity analyst and marketer.



     DONALD C. BURKE (37) -- Vice President(1)(2) -- First Vice President of the Manager since 1997; Vice President of the Manager from 1990 to 1997; Director of Taxation of the Manager since 1990.



     GERALD M. RICHARD (48) -- Treasurer(1)(2) -- Senior Vice President and Treasurer of the Manager and FAM since 1984; Senior Vice President and Treasurer of Princeton Services since 1993; Vice President of the Distributor since 1981 and Treasurer thereof since 1984.



     PHILIP M. MANDEL (50) -- Secretary(1)(2) -- First Vice President of the Manager since 1997; Vice President and Assistant General Counsel of Merrill Lynch from 1989 to 1997.

---------------
(1) Interested person, as defined in the Investment Company Act, of the Fund.

(2) Such Director or officer is a trustee, director or officer of one or more additional investment companies for which the Manager or FAM acts as investment adviser or manager.


     At May 18, 1998, the officers and Directors of the Fund as a group (12 persons) owned an aggregate of less than 1% of the outstanding shares of the Fund. At such date, Mr. Zeikel, a Director and officer of the Fund, and the other officers of the Fund, owned less than 1% of the outstanding shares of common stock of ML & Co.


COMPENSATION OF DIRECTORS


     The Fund pays each Director who is not affiliated with the Manager (each a "non-affiliated Director") a fee of $3,500 per year plus $500 per Board meeting attended, together with such Director's actual out-of-pocket expenses relating to attendance at meetings. The Fund also compensates members of its Audit and Nominating Committee (the "Committee"), which consists of all the non-affiliated Directors, at a rate of $500 per Committee meeting attended. The Chairman of the Committee receives an additional fee of $250 per Committee meeting attended.



     The following table sets forth the estimated compensation to be paid by the Fund to the non-affiliated Directors projected through the Fund's first full fiscal year, assuming the Board and Committee each held four meetings and all Directors attended each meeting, and for the calendar year ended December 31, 1997, the aggregate compensation paid by all registered investment companies advised by the Manager and its affiliate, FAM ("MLAM/FAM Advised Funds") to the non-affiliated Directors.



                                               PENSION OR         AGGREGATE COMPENSATION
                                               RETIREMENT          FROM FUND AND OTHER
                                           BENEFITS ACCRUED AS       MLAM/FAM ADVISED
                           COMPENSATION       PART OF FUND            FUNDS PAID TO
    NAME OF DIRECTOR        FROM FUND           EXPENSES               DIRECTORS(1)
    ----------------       ------------    -------------------    ----------------------
Donald Cecil.............     $8,500              None                   $280,250
Edward H. Meyer..........     $7,500              None                   $222,100
Charles C. Reilly........     $7,500              None                   $313,000
Richard R. West..........     $7,500              None                   $299,000
Edward D. Zinbarg........     $7,500              None                   $133,500


---------------

(1) The Directors serve on the boards of MLAM/FAM Advised Funds as follows: Mr. Cecil (33 registered investment companies consisting of 33 portfolios); Mr. Meyer (33 registered investment companies consisting of 33 portfolios); Mr. Reilly (46 registered investment companies consisting of 59 portfolios); Mr. West (47 registered investment companies consisting of 69 portfolios); and Mr. Zinbarg (18 registered investment companies consisting of 18 portfolios).


MANAGEMENT AND ADVISORY ARRANGEMENTS

     Reference is made to "Management of the Fund -- Management and Advisory Arrangements" in the Prospectus for certain information concerning the management and advisory arrangements of the Fund.

     Securities may be held by, or be appropriate investments for, the Fund as well as other funds or investment advisory clients for which the Manager or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities by the Manager for the Fund or other funds for which it acts as investment adviser or for its advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


     The Fund has entered into a management agreement with the Manager (the "Management Agreement"). As discussed in the Prospectus, the Manager receives for its services to the Fund monthly compensation at the annual rate of 1.0% of the average daily net assets of the Fund.


     As described in the Prospectus, the Manager has also entered into a sub-advisory agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") pursuant to which MLAM U.K. provides investment advisory services to the Manager with respect to the Fund.

     The Management Agreement obligates the Manager to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Fund connected with investment and economic research, trading and investment management of the Fund, as well as the fees of all Directors of the Fund who are affiliated persons of the Manager. The Fund pays all other expenses incurred in the operation of the Fund, including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information (except to the extent paid by the Distributor), charges of the custodian, any sub-custodian and transfer agent, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or foreign laws, fees and expenses of non-affiliated Directors, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or nonrecurring expenses, and other expenses properly payable by the Fund. Accounting services are provided to the Fund by the Manager, and the Fund reimburses the Manager for its costs in connection with such services on a semi-annual basis. The Distributor will pay certain promotional expenses of the Fund incurred in connection with the offering of shares of the Fund. Certain expenses will be financed by the Fund pursuant to distribution plans in compliance with Rule 12b-1 under the Investment Company Act. See "Purchase of Shares -- Distribution Plans."

     The Manager is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of the Manager as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies. Similarly, the following entities may be considered "controlling persons" of MLAM U.K.: Merrill Lynch Europe Limited (MLAM U.K.'s parent), a subsidiary of ML International Holdings, a subsidiary of Merrill Lynch International, Inc., a subsidiary of ML & Co.

     Duration and Termination. Unless earlier terminated as described herein, the Management Agreement will continue in effect for a period of two years from the date of execution and will remain in effect from year to year thereafter if approved annually (a) by the Board of Directors or by a majority of the outstanding shares of the Fund and (b) by a majority of the Directors who are not parties to such contract or "interested persons" (as defined in the Investment Company Act) of any such party. Such contracts are not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

                               PURCHASE OF SHARES

     Reference is made to "Purchase of Shares" in the Prospectus for certain information as to the purchase of Fund shares.

     The Fund issues four classes of shares under the Merrill Lynch Select Pricing(SM) System; shares of Class A and Class D are sold to investors choosing the initial sales charge alternatives, and shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives. Each Class A, Class B, Class C and Class D share of the Fund represents an identical interest in the investment portfolio of the Fund and has the same rights except that Class B, Class C and Class D shares bear the expenses of the ongoing account maintenance fees, and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. Class B, Class C and Class D shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which account maintenance and/or distribution fees are paid (except that Class B shareholders may vote upon any material changes to expenses charged under the Class D Distribution Plan). Each class has different exchange privileges. See "Shareholder Services -- Exchange Privilege."

     The Merrill Lynch Select Pricing(SM) System is used by more than 50 registered investment companies advised by the Manager or its affiliate, FAM. Funds advised by the Manager or FAM that use the Merrill Lynch Select Pricing(SM) System are referred to herein as "MLAM-advised mutual funds."

     The Fund has entered into separate distribution agreements with the Distributor in connection with the continuous offering of each class of shares of the Fund (the "Distribution Agreements"). The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of each class of shares of the Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and prospective investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreements are subject to the same renewal requirements and termination provisions as the Management Agreement described under "Management of the Fund -- Management and Advisory Arrangements."

INITIAL SALES CHARGE ALTERNATIVES -- CLASS A AND CLASS D SHARES

     The term "purchase," as used in the Prospectus and this Statement of Additional Information in connection with an investment in Class A and Class D shares of the Fund, refers to a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his, her or their own account and single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary is involved. The term "purchase" also includes purchases by any "company," as that term is defined in the Investment Company Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of shares of the Fund or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser. The term "purchase" also includes purchases by employee benefit plans not qualified under Section 401 of the Code, including purchases of shares of the Fund by employees or by employers on behalf of employees, by means of a payroll deduction plan or otherwise. Purchases by such a company or non-qualified employee benefit plan will qualify for the above quantity discounts only if the Fund and the Distributor are able to realize economies of scale in sales effort and sales related expense by means of the company, employer or plan making the Fund's Prospectus available to individual investors or employees and forwarding investments by such persons to the Fund and by any such employer or plan bearing the expense of any payroll deduction plan.

     Closed-End Fund Investment Option. Class A shares of the Fund and other MLAM-advised mutual funds ("Eligible Class A shares") are offered at net asset value to shareholders of certain closed-end funds advised by the Manager or FAM who purchased such closed-end fund shares prior to October 21, 1994 (the date the Merrill Lynch Select Pricing(SM) System commenced operations) and wish to reinvest the net proceeds of a sale of their closed-end fund shares of common stock in Eligible Class A shares, if the conditions set forth below are satisfied. Alternatively, closed-end fund shareholders who purchased such shares on or after October 21, 1994 and wish to reinvest the net proceeds from a sale of their closed-end fund shares are offered Class A shares (if eligible to buy Class A shares) or Class D shares of the Fund and other MLAM-advised mutual funds ("Eligible Class D shares"), if the following conditions are met. First, the sale of closed-end fund shares must be made through Merrill Lynch and the net proceeds therefrom must be reinvested immediately in Eligible Class A or Class D shares. Second, the closed-end fund shares must either have been acquired in the initial public offering or be shares representing dividends from shares of common stock acquired in such offering. Third, the closed-end fund shares must have been continuously maintained in a Merrill Lynch securities account. Fourth, there must be a minimum purchase of $250 to be eligible for the investment option.

     Shareholders of certain MLAM-advised continuously offered closed-end funds may reinvest at net asset value the net proceeds from a sale of certain shares of common stock of such funds in shares of the Fund. Upon exercise of this investment option, shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. will receive Class A shares of the Fund and shareholders of Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch High Income Municipal Bond Fund, Inc. will receive Class D shares of the Fund, except that shareholders already owning Class A shares of the Fund will be eligible to purchase additional Class A shares pursuant to this option, if such additional Class A shares will be held in the same account as the existing Class A shares and other requirements pertaining to the reinvestment privilege are met. In order to exercise this investment option, a shareholder of one of the above-referenced continuously offered closed-end funds (an "eligible fund") must sell his or her shares of common stock of the eligible fund (the "eligible shares") back to the eligible fund in connection with a tender offer conducted by the eligible fund and reinvest the proceeds immediately in the designated class of shares of the Fund. This investment option is available only with respect to eligible shares as to which no Early Withdrawal Charge or CDSC (each as defined in the eligible fund's prospectus) is applicable. Purchase orders from eligible fund shareholders wishing to exercise this investment option will be accepted only on the day that the related tender offer terminates and will be effected at the net asset value of the designated class of the Fund on such day.

REDUCED INITIAL SALES CHARGES

     Right of Accumulation. Reduced sales charges are applicable through a right of accumulation under which eligible investors are permitted to purchase shares of the Fund subject to an initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of the purchaser's combined holdings of all classes of shares of the Fund and of other MLAM-advised mutual funds. For any such right of accumulation to be made available, the Distributor must be provided at the time of purchase, by the purchaser or the purchaser's securities dealer, with sufficient information to permit confirmation of qualification. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit-sharing, or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.

     Letter of Intention. Reduced sales charges are applicable to purchases aggregating $25,000 or more of the Class A or Class D shares of the Fund or of any other MLAM-advised mutual funds made within a 13-month period starting with the first purchase pursuant to a Letter of Intention in the form provided in the Prospectus. The Letter of Intention is available only to investors whose accounts are maintained at Merrill Lynch Financial Data Services, Inc., the Fund's transfer agent (the "Transfer Agent"). The Letter of Intention is not available to employee benefit plans for which Merrill Lynch provides plan participant recordkeeping services. The Letter of Intention is not a binding obligation to purchase any amount of Class A or Class D shares but its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intention may be included under a subsequent Letter of Intention executed within 90 days of such purchase if the Distributor is informed in writing of this intent within such 90-day period. The value of Class A and Class D shares of the Fund and of other MLAM-advised mutual funds presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the Letter of Intention, may be included as a credit toward the completion of such Letter, but the reduced sales charge applicable to the amount covered by such Letter will be applied only to new purchases. If the total amount of shares purchased does not equal the amount stated in the Letter of Intention (minimum of $25,000), the investor will be notified and must pay, within 20 days of the expiration of such Letter, the difference between the sales charge on the Class A or Class D shares purchased at the reduced rate and the sales charge applicable to the sales actually purchased through the Letter. Class A or Class D shares equal to five percent of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intention must be at least five percent of the dollar amount of such Letter. If a purchase during the term of such Letter otherwise would be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to the reduced percentage sales charge which would be applicable to a single purchase equal to the total dollar value of the Class A or Class D shares then being purchased under such Letter, but there will be no retroactive reduction of the sales charges on any previous purchase. The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the Letter of Intention will be deducted from the total purchases made under such Letter. An exchange from a MLAM-advised money market fund into the Fund that creates a sales charge will count toward completing a new or existing Letter of Intention from the Fund.

     Merrill Lynch Blueprint(SM) Program. Class D shares of the Fund are offered to participants in the Merrill Lynch Blueprint(SM) Program ("Blueprint"). In addition, participants in Blueprint who own Class A shares of the Fund may purchase additional Class A shares of the Fund through Blueprint. Blueprint is directed to small investors, group Individual Retirement Accounts ("IRAs") and participants in certain affinity groups such as credit unions, trade associations and benefit plans. Investors placing orders to purchase Class A or Class D shares of the Fund through Blueprint will acquire the Class A or Class D shares at net asset value plus a sales charge calculated in accordance with the Blueprint sales charge schedule (i.e., up to $5,000 at 3.50% and $5,000.01 or more at the standard sales charge rates disclosed in the Prospectus). In addition, Class A and Class D shares of the Fund are being offered at net asset value plus a sales charge of .50% for corporate or group IRA programs placing orders to purchase their Class A or Class D shares through Blueprint. Services available to Class A and Class D investors through Blueprint, including exchange privileges, may differ from those available to other investors in Class A or Class D shares.

     Class A and Class D shares are offered at net asset value to Blueprint participants through the Merrill Lynch Directed IRA Rollover Program ("IRA Rollover Program") available from Merrill Lynch Business Financial Services, a business unit of Merrill Lynch. The IRA Rollover Program is available to custodian rollover assets from Employer Sponsored Retirement or Savings Plans (as defined below) whose trustee and/or plan sponsor has entered into the Merrill Lynch Directed IRA Rollover Program Service Agreement.

     Orders for purchases and redemptions of Class A or Class D shares of the Fund may be grouped for execution purposes which, in some circumstances, may involve the execution of such orders two business days following the day such orders are placed. The minimum initial purchase price is $100, with a $50 minimum for subsequent purchases through Blueprint. There are no minimum initial or subsequent purchase requirements for participants who are part of an automatic investment plan. Additional information concerning purchases through Blueprint, including any annual fees and transaction charges, is available from Merrill Lynch, Pierce, Fenner & Smith Incorporated, The Blueprint(SM) Program, P.O. Box 30441, New Brunswick, New Jersey 08989-0441.

     Employee Access(SM) Accounts. Provided applicable threshold requirements are met, either Class A or Class D shares are offered at net asset value to Employee Access(SM) Accounts available through authorized employers. The initial minimum for such accounts is $500, except that the initial minimum for shares purchased for such accounts pursuant to the Automatic Investment Program is $50.

     Purchase Privilege of Certain Persons. Directors of the Fund, directors and trustees of other MLAM-advised mutual funds, ML & Co. and its subsidiaries (the term "subsidiaries," when used herein with respect to ML & Co., includes the Manager, FAM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.) and their directors and employees, and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase Class A shares of the Fund at net asset value.

     Class D shares of the Fund are offered at net asset value, without a sales charge, to an investor who has a business relationship with a financial consultant who joined Merrill Lynch from another investment firm within six months prior to the date of purchase by such investor, if the following conditions are satisfied: first, the investor must advise Merrill Lynch that it will purchase Class D shares of the Fund with proceeds from a redemption of a mutual fund that was sponsored by the financial consultant's previous firm and was subject to a sales charge either at the time of purchase or on a deferred basis; and second, the investor also must establish that such redemption had been made within 60 days prior to the investment in the Fund, and the proceeds from the redemption had been maintained in the interim in cash or a money market fund.

     Class D shares of the Fund are also offered at net asset value, without a sales charge, to an investor who has a business relationship with a Merrill Lynch Financial Consultant and who has invested in a mutual fund sponsored by a non-Merrill Lynch company for which Merrill Lynch has served as a selected dealer and where Merrill Lynch has either received or given notice that such arrangement will be terminated ("notice"), if the following conditions are satisfied: first, the investor must purchase Class D shares of the Fund with proceeds from a redemption of shares of such other mutual fund and the shares of such other fund were subject to a sales charge either at the time of purchase or on a deferred basis; and second, such purchase of Class D shares must be made within 90 days after such notice.

     Class D shares of the Fund are also offered at net asset value, without a sales charge, to an investor who has a business relationship with a Merrill Lynch Financial Consultant and who has invested in a mutual fund for which Merrill Lynch has not served as a selected dealer if the following conditions are satisfied: first, the investor must advise Merrill Lynch that it will purchase Class D shares of the Fund with proceeds from the redemption of shares of such other mutual fund and that such shares have been outstanding for a period of no less than six months; and second, such purchase of Class D shares must be made within 60 days after the redemption and the proceeds from the redemption must be maintained in the interim in cash or a money market fund.

     TMA(SM) Managed Trusts. Class A shares are offered to TMA(SM) Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services at net asset value.

     Acquisition of Certain Investment Companies. The public offering price of Class D shares of the Fund may be reduced to the net asset value per Class D share in connection with the acquisition of the assets of or merger or consolidation with a public or private investment company. The value of the assets or company acquired in a tax-free transaction may be adjusted in appropriate cases to reduce possible adverse tax consequences to the Fund that might result from an acquisition of assets having net unrealized appreciation that is disproportionately higher at the time of acquisition than the realized or unrealized appreciation of the Fund. The issuance of Class D shares for consideration other than cash is limited to bona fide reorganizations, statutory mergers or other acquisitions of portfolio securities that (i) meet the investment objective and policies of the Fund; (ii) are acquired for investment and not for resale (subject to the understanding that the disposition of the Fund's portfolio securities shall at all times remain within its control); and
(iii) are liquid securities, the value of which is readily ascertainable, that are not restricted as to transfer either by law or liquidity of market (except that the Fund may acquire through such transactions restricted or illiquid securities to the extent the Fund does not exceed the applicable limits on acquisition of such securities set forth under "Investment Objective and Policies" herein).

     Reductions in or exemptions from the imposition of a sales load are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.

EMPLOYER-SPONSORED RETIREMENT OR SAVINGS PLANS AND CERTAIN OTHER ARRANGEMENTS

     Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class A or Class D shares at net asset value, based on the number of employees or number of employees eligible to participate in the plan, the aggregate amount invested by the plan in specified investments and/or the services provided by Merrill Lynch to the plan. Certain other plans may purchase Class B shares with a waiver of the contingent deferred sales charge ("CDSC") upon redemption, based on similar criteria. Such Class B shares will convert into Class D shares approximately ten years after the plan purchases the first share of any MLAM-advised mutual fund. Minimum purchase requirements may be waived or varied for such plans. Additional information regarding purchases by employer-sponsored retirement or savings plans and certain other arrangements is available toll-free from Merrill Lynch Business Financial Services at (800) 237-7777.

DISTRIBUTION PLANS

     Reference is made to "Purchase of Shares -- Distribution Plans" in the Prospectus for certain information with respect to the separate distribution plans for Class B, Class C and Class D shares pursuant to Rule 12b-1 under the Investment Company Act (each a "Distribution Plan") with respect to the account maintenance and/or distribution fees paid by the Fund to the Distributor with respect to such classes.

     Payments of the account maintenance fees and/or distribution fees are subject to the provisions of Rule 12b-1 under the Investment Company Act. Among other things, each Distribution Plan provides that the Distributor shall provide and the Directors shall review quarterly reports of the disbursement of the account maintenance fees and/or distribution fees paid to the Distributor. In their consideration of each Distribution Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the Fund and its related class of shareholders. Each Distribution Plan further provides that so long as the Distribution Plan remains in effect, the selection and nomination of Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act (the "Independent Directors"), shall be committed to the discretion of the Independent Directors then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the Independent Directors concluded that there is a reasonable likelihood that such Distribution Plan will benefit the Fund and its related class of shareholders. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or by the vote of the holders of a majority of the outstanding related class of voting securities of the Fund. A Distribution Plan cannot be amended to increase materially the amount to be spent by the Fund without the approval of the related class of shareholders, and all material amendments are required to be approved by the vote of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserve copies of each Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of such Distribution Plan or such report, the first two years in an easily accessible place.

LIMITATIONS ON THE PAYMENT OF DEFERRED SALES CHARGES

     The maximum sales charge rule in the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") imposes a limitation on certain asset-based sales charges such as the distribution fee and the CDSC borne by the Class B and Class C shares but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to the Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by the Fund to (1) 6.25% of eligible gross sales of Class B shares and Class C shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC). In connection with the Class B shares, the Distributor has voluntarily agreed to waive interest charges on the unpaid balance in excess of 0.50% of eligible gross sales. Consequently, the maximum amount payable to the Distributor (referred to as the "voluntary maximum") in connection with the Class B shares is 6.75% of eligible gross sales. The Distributor retains the right to stop waiving the interest charges at any time. To the extent payments would exceed the voluntary maximum, the Fund will not make further payments of the distribution fee with respect to Class B shares, and any CDSCs will be paid to the Fund rather than to the Distributor; however, the Fund will continue to make payments of the account maintenance fee. In certain circumstances the amount payable pursuant to the voluntary maximum may exceed the amount payable under the NASD formula. In such circumstances payment in excess of the amount payable under the NASD formula will not be made.

                              REDEMPTION OF SHARES

     Reference is made to "Redemption of Shares" in the Prospectus for certain information as to the redemption and repurchase of Fund shares.

     The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days after the tender of such shares only for periods during which trading on the New York Stock Exchange (the "NYSE") is restricted as determined by the Commission or such Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of the Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

     The value of shares at the time of redemption may be more or less than the shareholder's cost depending in part on the market value of the securities held by the Fund at such time.

DEFERRED SALES CHARGES -- CLASS B AND CLASS C SHARES

     As discussed in the Prospectus under "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class B and Class C Shares," while Class B shares redeemed within four years of purchase are subject to a CDSC under most circumstances, the charge is waived on redemptions of Class B shares in certain instances, including in connection with certain post-retirement withdrawals from an IRA or other retirement plan or following the death or disability of a Class B shareholder. Redemptions for which the waiver applies in the case of such withdrawals are: (a) any partial or complete redemption in connection with a tax-free distribution following retirement under a tax-deferred retirement plan or attaining age 59 1/2 in the case of an IRA or other retirement plan, or part of a series of equal periodic payments (not less frequently than annually) made for the life (or life expectancy) or any redemption resulting from the tax-free return of an excess contribution to an IRA; or (b) any partial or complete redemption following the death or disability (as defined in the Code) of a Class B shareholder (including one who owns the Class B shares as joint tenant with his or her spouse), provided the redemption is requested within one year of the death or initial determination of disability.

     Merrill Lynch Blueprint(SM) Program. Class B shares are offered to certain participants in the Blueprint(SM) Program. Blueprint is directed to small investors, group IRAs and participants in certain affinity groups such as trade associations and credit unions. Class B shares of the Fund are offered through Blueprint only to members of certain affinity groups. The CDSC is waived in connection with purchase orders placed through Blueprint. Services, including the exchange privilege, available to Class B investors through Blueprint, however, may differ from those available to other Class B investors. Orders for purchases and redemptions of Class B shares of the Fund will be grouped for execution purposes which, in some circumstances, may involve the execution of such orders two business days following the day such orders are placed. The minimum initial purchase price is $100, with a $50 minimum for subsequent purchases through Blueprint. There is no minimum initial or subsequent purchase requirement for investors who are part of a Blueprint automatic investment plan. Additional information concerning these Blueprint programs, including any annual fees or transaction charges, is available from Merrill Lynch, Pierce, Fenner & Smith Incorporated, The Blueprint(SM)Program, P.O. Box 30441, New Brunswick, New Jersey 08989-0441.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Directors of the Fund, the Manager is primarily responsible for the execution of the Fund's portfolio transactions and the allocation of brokerage. The Fund has no obligation to deal with any broker or group of brokers in execution of transactions in portfolio securities and does not use any particular broker or dealer. In executing transactions with brokers and dealers, the Manager seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Manager generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available. In addition, consistent with the Conduct Rules of the NASD and policies established by the Board of Directors of the Fund, the Manager may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund; however, whether or not a particular broker or dealer sells shares of the Fund neither qualifies nor disqualifies such broker or dealer to execute transactions for the Fund.

     Subject to obtaining the best price and execution, brokers who provide supplemental investment research services to the Manager may receive orders for transactions by the Fund. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry or economic sector. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager under the Management Agreement, and the expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information. If in the judgment of the Manager the Fund will benefit from supplemental research services, the Manager is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction. Certain supplemental research services may primarily benefit one or more other investment companies or other accounts for which the Manager exercises investment discretion. Conversely, the Fund may be the primary beneficiary of the supplemental research services received as a result of portfolio transactions effected for such other accounts or investment companies.

     The Fund may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with the Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with dealers acting as principal for their own accounts, the Fund will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. However, an affiliated person of the Fund may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Board of Directors of the Fund that either comply with Rules adopted by the Commission or with interpretations of the Commission staff. See "Investment Objective and Policies -- Investment Restrictions."

     Foreign equity securities may be held by the Fund in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into foreign equity securities. ADRs, EDRs and GDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The Fund's ability and decisions to purchase or sell portfolio securities of foreign issuers may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Fund are redeemable on a daily basis in United States dollars, the Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain United States dollars to the extent necessary to meet anticipated redemptions.

Under present conditions, it is not believed that these considerations will have any significant effect on its portfolio strategy.

     Section 11(a) of the Securities Exchange Act of 1934, as amended, generally prohibits members of the United States national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for the Fund in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Fund and annual statements as to aggregate compensation will be provided to the Fund.

     The Board of Directors of the Fund has considered the possibility of seeking to recapture for the benefit of the Fund brokerage commissions and other expenses of possible portfolio transactions by conducting portfolio transactions through affiliated entities. For example, brokerage commissions received by affiliated brokers could be offset against the advisory fee paid by the Fund to the Manager. After considering all factors deemed relevant, the Board of Directors made a determination not to seek such recapture. The Board will reconsider this matter from time to time.

                        DETERMINATION OF NET ASSET VALUE


     The net asset value of the shares of the Fund will be determined by the Manager once daily Monday through Friday, as of 15 minutes after the close of business on the NYSE (generally, 4:00 p.m., New York time), on each day during which the NYSE is open for trading. The NYSE is not open on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. Net asset value is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the management fee and any account maintenance and/or distribution fees, are accrued daily. The per share net asset value of Class B, Class C and Class D shares generally will be lower than the per share net asset value of Class A shares, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Class B and Class C shares and the daily expense accruals of the account maintenance fees applicable with respect to Class D shares; moreover, the per share net asset value of Class B and Class C shares generally will be lower than the per share net asset value of Class D shares, reflecting the daily expense accruals of the distribution fees and higher transfer agency fees applicable with respect to Class B and Class C shares of the Fund. It is expected, however, that the per share net asset value of the four classes will tend to converge (although not necessarily meet) immediately after the payment of dividends or distributions, which will differ by approximately the amount of the expense accrual differentials between the classes.


     Portfolio securities including ADRs, EDRs or GDRs that are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Long positions in securities traded in the OTC market are valued at the last available bid price in the OTC market prior to the time of valuation. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. When the Fund writes an option, the amount of the premium received is recorded on the books of the Fund as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased by the Fund are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options, are valued at market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund. Such valuations and procedures will be reviewed periodically by the Board of Directors.

     Generally, trading in foreign securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Directors.

SHAREHOLDER SERVICES

     The Fund offers a number of shareholder services described below which are designed to facilitate investment in its shares. Full details as to each of such services and copies of the various plans described below can be obtained from the Fund, the Distributor or Merrill Lynch. Certain of these services are available only to U.S. investors.

INVESTMENT ACCOUNT

     Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. The statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of ordinary income dividends and capital gain distributions. The statements also will show any other activity in the account since the preceding statement. Shareholders will receive separate transaction confirmations for each purchase or sale transaction other than automatic investment purchases, the reinvestment of ordinary income dividends and long-term capital gain distributions. A shareholder may make additions to his or her Investment Account at any time by mailing a check directly to the Fund's Transfer Agent.

     Share certificates are issued only for full shares and only upon the specific request of the shareholder. Issuance of certificates representing all or only part of the full shares in an Investment Account may be requested by shareholders directly from the Transfer Agent.

     Shareholders considering transferring their Class A or Class D shares from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the Class A or Class D shares are to be transferred will not take delivery of shares of the Fund, a shareholder either must redeem the Class A or Class D shares so that the cash proceeds can be transferred to the account at the new firm or such shareholder must continue to maintain an Investment Account at the Transfer Agent for those Class A or Class D shares. Shareholders interested in transferring their Class B or Class C shares from Merrill Lynch and who do not wish to have an Investment Account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder. If the new brokerage firm is willing to accommodate the shareholder in this manner, the shareholder must request that he or she be issued certificates for the shares and then must turn the certificates over to the new firm for re-registration as described in the preceding sentence. Shareholders considering transferring a tax-deferred retirement account such as an IRA from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of the Fund, a shareholder must either redeem the shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at Merrill Lynch for those shares. A shareholder may make additions to his or her Investment Account at any time by mailing a check directly to the Transfer Agent.

AUTOMATIC INVESTMENT PLANS

     A U.S. shareholder may make additions to an Investment Account at any time by purchasing Class A shares (if an eligible Class A investor as described in the Prospectus) or Class B, Class C or Class D shares at the applicable public offering price either through the shareholder's securities dealer, or by mail directly to the Transfer Agent, acting as agent for such securities dealer. Voluntary accumulation also can be made through a service known as the Fund's Automatic Investment Plan whereby the Fund is authorized through pre-authorized checks or automated clearing house debits of $50 or more to charge the regular bank account of the shareholder on a regular basis to provide systematic additions to the Investment Account of such shareholder. An investor whose shares of the Fund are held within a CMA(R) or CBA(R) account may arrange to have periodic investments made in the Fund in amounts of $100 or more ($1 for retirement accounts) through the CMA(R) or CBA(R) Automated Investment Program.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

     Unless specific instructions to the contrary are given as to the method of payment of dividends and capital gains distributions, dividends and distributions will be automatically reinvested in additional shares of the Fund. Such reinvestment will be at the net asset value of shares of the Fund, without a sales charge, as of the close of business on the ex-dividend date of the dividend or distribution. Shareholders may elect in writing to receive either their dividends or capital gains distributions, or both, in cash, in which event payment will be mailed on or about the payment date. Cash payments also can be directly deposited to the shareholder's bank account. The Fund is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed distribution or redemption checks.


     Shareholders, at any time, may notify Merrill Lynch in writing if the shareholder's account is maintained with Merrill Lynch, or notify the Transfer Agent in writing or by telephone (1-800-MER-FUND) if the shareholder's account is maintained with the Transfer Agent that they no longer wish to have their dividends and/or capital gains distributions reinvested in shares of the Fund or vice versa and, commencing ten days after the receipt by the Transfer Agent of such notice, those instructions will be effected. The Fund is not responsible for any failure of delivery to the shareholder's address of record and no interest shall accrue on amounts represented by uncashed distribution or redemption checks.


SYSTEMATIC WITHDRAWAL PLANS

     A shareholder may elect to make systematic withdrawals from an Investment Account of Class A, Class B, Class C or Class D shares in the form of payments by check or through automatic payment by direct deposit to such shareholder's bank account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders who have acquired shares of the Fund having a value, based on cost or the current offering price, of $5,000 or more, and monthly withdrawals are available for shareholders with shares having a value of $10,000 or more.

     At the time of each withdrawal payment, sufficient shares are redeemed from those on deposit in the shareholder's account to provide the withdrawal payment specified by the shareholder. The shareholder may specify the dollar amount and class of shares to be redeemed. Redemptions will be made at net asset value as determined as of 15 minutes after the close of business on the NYSE (generally, 4:00 p.m., New York time) on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. If the NYSE is not open for business on such date, the shares will be redeemed at the close of business on the following business day. The check for the withdrawal payment will be mailed, or the direct deposit for the withdrawal payment will be made, on the next business day following redemption. When a shareholder is making systematic withdrawals, dividends on all shares in the Investment Account are reinvested automatically in shares of the Fund. A shareholder's Systematic Withdrawal Plan may be terminated at any time, without charge or penalty, by the shareholder, the Fund, the Transfer Agent or the Distributor.

     Withdrawal payments should not be considered as dividends, yield or income. Each withdrawal is a taxable event. If periodic withdrawals continuously exceed reinvested dividends, the shareholder's original investment may be reduced correspondingly. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. The Fund will not knowingly accept purchase orders for shares of the Fund from investors who maintain a Systematic Withdrawal Plan unless such purchase is equal to at least one year's scheduled withdrawals or $1,200, whichever is greater. Periodic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.

     A shareholder whose shares are held within a CMA(R), CBA(R) or Retirement Account may elect to have shares redeemed on a monthly, bimonthly, quarterly, semiannual or annual basis through the CMA(R) or CBA(R) Systematic Redemption Program. The minimum fixed dollar amount redeemable is $50. The proceeds of systematic redemptions will be posted to a shareholder's account three business days after the date the shares are redeemed. All redemptions are made at net asset value. A shareholder may elect to have his or her shares redeemed on the first, second, third or fourth Monday of each month, in the case of monthly redemptions, or of every other month, in the case of bimonthly redemptions. For quarterly, semiannual or annual redemptions, the shareholder may select the month in which the shares are to be redeemed and may designate whether the redemption is to be made on the first, second, third or fourth Monday of the month. If the Monday selected is not a business day, the redemption will be processed at net asset value on the next business day. The CMA(R) or CBA(R) Systematic Redemption Program is not available if Fund shares are being purchased within the account pursuant to the Automatic Investment Program. For more information on the CMA(R) or CBA(R) Systematic Redemption Program, eligible shareholders should contact their Merrill Lynch Financial Consultant.

     With respect to redemptions of Class B and Class C shares pursuant to a systematic withdrawal plan, the maximum number of Class B or Class C shares that can be redeemed from an account annually shall not exceed 10% of the value of shares of such class in that account at the time the election to join the systematic withdrawal plan was made. Any CDSC that otherwise might be due on such redemption of Class B or Class C shares will be waived. Shares redeemed pursuant to a systematic withdrawal plan will be redeemed in the same order as Class B or Class C shares are otherwise redeemed. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class B and Class C
Shares -- Contingent Deferred Sales Charges -- Class B Shares" and
"-- Contingent Deferred Sales Charges -- Class C Shares" in the Prospectus. Where the systematic withdrawal plan is applied to Class B shares, upon conversion of the last Class B shares in an account to Class D shares, the systematic withdrawal plan will automatically be applied thereafter to Class D Shares. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class B and Class C Shares -- Conversion of Class B Shares to Class D Shares" in the Prospectus; if an investor wishes to change the amount being withdrawn in a systematic withdrawal plan, the investor should contact his or her Financial Consultant.

EXCHANGE PRIVILEGE

     U.S. shareholders of each class of shares of the Fund have an exchange privilege with certain other MLAM-advised mutual funds. Under the Merrill Lynch Select Pricing(TM) System, Class A shareholders may exchange Class A shares of the Fund for Class A shares of a second MLAM-advised mutual fund if the shareholder holds any Class A shares of the second fund in the account in which the exchange is made at the time of the exchange or is otherwise eligible to purchase Class A shares of the second fund. If the Class A shareholder wants to exchange Class A shares for shares of a second MLAM-advised mutual fund, but does not hold Class A shares of the second fund in his or her account at the time of the exchange and is not otherwise eligible to acquire Class A shares of the second fund, the shareholder will receive Class D shares of the second fund as a result of the exchange. Class D shares also may be exchanged for Class A shares of a second MLAM-advised mutual fund at any time as long as, at the time of the exchange, the shareholder holds Class A shares of the second fund in the account in which the exchange is made or is otherwise eligible to purchase Class A shares of the second fund. Class B, Class C and Class D shares are exchangeable with shares of the same class of other MLAM-advised mutual funds. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the Fund is "tacked" to the holding period of the newly acquired shares of the other fund as more fully described below. Class A, Class B, Class C and Class D shares also are exchangeable for shares of certain MLAM-advised money market funds as follows: Class A shares may be exchanged for shares of Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Reserves Money Fund (available only for exchanges within certain retirement plans), Merrill Lynch U.S.A. Government Reserves and Merrill Lynch U.S. Treasury Money Fund; Class B, Class C and Class D shares may be exchanged for shares of Merrill Lynch Government Fund, Merrill Lynch Institutional Fund, Merrill Lynch Institutional Tax-Exempt Fund and Merrill Lynch Treasury Fund. Shares with a net asset value of at least $100 are required to qualify for the exchange privilege, and any shares utilized in an exchange must have been held by the shareholder for 15 days. It is contemplated that the exchange privilege may be applicable to other new mutual funds whose shares may be distributed by the Distributor.

     Exchanges of Class A or Class D shares outstanding ("outstanding Class A or Class D shares") for Class A or Class D shares of another MLAM-advised mutual fund ("new Class A or Class D shares") are transacted on the basis of relative net asset value per Class A or Class D share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A or Class D shares and the sales charge payable at the time of the exchange on the new Class A or Class D shares. With respect to outstanding Class A or Class D shares as to which previous exchanges have taken place, the "sales charge previously paid" shall include the aggregate of the sales charges paid with respect to such Class A or Class D shares in the initial purchase and any subsequent exchange. Class A or Class D shares issued pursuant to dividend reinvestment are sold on a no-load basis in each of the funds offering Class A or Class D shares. For purposes of the exchange privilege, Class A and Class D shares acquired through dividend reinvestment shall be deemed to have been sold with a sales charge equal to the sales charge previously paid on the Class A or Class D shares on which the dividend was paid. Based on this formula, Class A and Class D shares of the Fund generally will be exchanged into the Class A or Class D shares of the other funds or into shares of certain money market funds without a sales charge.

     In addition, each of the funds with Class B and Class C shares outstanding ("outstanding Class B or Class C shares") offers to exchange its Class B or Class C shares for Class B or Class C shares, respectively, of another MLAM-advised mutual fund ("new Class B or Class C shares") on the basis of relative net asset value per Class B or Class C share, without the payment of any CDSC that might otherwise be due on redemption of the outstanding Class B or Class C shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the new Class B shares acquired through use of the exchange privilege. In addition, Class B or Class C shares of the Fund acquired through use of the exchange privilege will be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B or Class C shares of the fund from which the exchange has been made. For purposes of computing the sales load that may be payable on a disposition of the new Class B or Class C shares, the holding period for the outstanding Class B or Class C shares is "tacked" to the holding period of the new Class B or Class C shares. For example, an investor may exchange Class B or Class C shares of the Fund for those of Merrill Lynch Special Value Fund, Inc. ("Special Value Fund") after having held the Fund's Class B shares for two and a half years. The 2% CDSC that generally would apply to a redemption would not apply to the exchange. Three years later the investor may decide to redeem the Class B shares of Special Value Fund and receive cash. There will be no CDSC due on this redemption, since by "tacking" the two and a half year holding period of the Fund Class B shares to the three year holding period for the Special Value Fund Class B shares, the investor will be deemed to have held the Special Value Fund Class B shares for more than five years.

     Shareholders also may exchange shares of the Fund into shares of certain money market funds advised by the Manager or its affiliates, but the period of time that Class B or Class C shares are held in a money market fund will not count towards satisfaction of the holding period requirement for purposes of reducing the CDSC or, with respect to Class B shares, towards satisfaction of the conversion period. However, shares of a money market fund which were acquired as a result of an exchange for Class B or Class C shares of the Fund may, in turn, be exchanged back into Class B or Class C shares, respectively, of any fund offering such shares, in which event the holding period for Class B or Class C shares of the newly acquired fund will be aggregated with previous holding periods for purposes of reducing the CDSC. Thus, for example, an investor may exchange Class B shares of the Fund for shares of Merrill Lynch Institutional Fund ("Institutional Fund") after having held the Fund Class B shares for two and a half years and three years later decide to redeem the shares of Institutional Fund for cash. At the time of this redemption, the 2% CDSC that would have been due had the Class B shares of the Fund been redeemed for cash rather than exchanged for shares of Institutional Fund will be payable. If, instead of such redemption the shareholder exchanged such shares for Class B shares of a fund which the shareholder continued to hold for an additional two and a half years, any subsequent redemption would not incur a CDSC.

     Before effecting an exchange, shareholders should obtain a currently effective prospectus of the fund into which the exchange is to be made.

     To exercise the exchange privilege, a shareholder should contact his or her Merrill Lynch Financial Consultant, who will advise the Fund of the exchange. Shareholders of the Fund, and shareholders of other MLAM-advised mutual funds with shares for which certificates have not been issued, may exercise the exchange privilege by wire through their securities dealers. The Fund reserves the right to require a properly completed Exchange Application. This exchange privilege may be modified or terminated in accordance with the rules of the Commission. The Fund reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain funds may suspend the offering of their shares to the general public at any time and thereafter may resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to distribute substantially all its net investment income, if any. Dividends from such net investment income will be paid at least annually. All net realized capital gains, if any, will be distributed to the Fund's shareholders at least annually. From time to time, the Fund may declare a special distribution at or about the end of the calendar year in order to comply with Federal tax requirements that certain percentages of its ordinary income and capital gains be distributed during the year. If in any fiscal year, the Fund has net income from certain foreign currency transactions, such income will be distributed at least annually.

     See "Shareholder Services -- Automatic Reinvestment of Dividends and Capital Gains Distributions" for information concerning the manner in which dividends and distributions may be reinvested automatically in shares of the Fund. A shareholder whose account is maintained at the Transfer Agent or whose account is maintained through Merrill Lynch may elect in writing to receive any such dividends or distributions, or both, in cash. Dividends and distributions are taxable to shareholders, as discussed below, whether they are reinvested in shares of the Fund or received in cash. The per share dividends on each class of shares will be reduced as a result of any account maintenance, distribution and transfer agency fees applicable with respect to such class of shares. See "Determination of Net Asset Value."

TAXES

     The Fund intends to elect and to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Code. As long as it so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to Class A, Class B, Class C and Class D shareholders (together, the "shareholders"). The Fund intends to distribute substantially all of such income.

     Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses (including gains or losses from certain transactions in warrants, futures and options) ("capital gain dividends") are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividend received by the shareholder. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Recent legislation creates additional categories of capital gains taxable at different rates. Generally not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends, as well as the amount of capital gain dividends in the different categories of capital gain referred to above.


     Dividends are taxable to shareholders even though they are reinvested in additional shares of the Fund. A portion of the Fund's ordinary income dividends may be eligible for the dividends received deduction allowed to corporations under the Code, if certain requirements are met. For this purpose, the Fund will allocate dividends eligible for the dividends received deduction among the Class A, Class B, Class C and Class D shareholders according to a method (which it believes is consistent with the Commission rule permitting the issuance and sale of multiple classes of stock) that is based on the gross income allocable to Class A, Class B, Class C and Class D shareholders during the taxable year, or such other method as the Internal Revenue Service may prescribe. If the Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.


     Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

     Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.


     Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Shareholders may be able to claim United States foreign tax credits with respect to such taxes, subject to certain conditions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held in the Fund. In addition, recent legislation permits a foreign tax credit to be claimed with respect to withholding tax on a dividend only if the shareholder meets certain holding period requirements. If more than 50% in value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate shares of such withholding taxes in their United States income tax returns as gross income, treat such proportionate shares as taxes paid by them, and deduct such proportionate shares in computing their taxable incomes or, alternatively, use them as foreign tax credits against their United States income taxes. In the case of foreign taxes passed through by a RIC, the holding period requirements referred to above must be met by both the shareholder and the RIC. No deductions for foreign taxes, moreover, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to United States withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such United States tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to its shareholders the amount per share of such withholding taxes and other information needed to claim the foreign tax credit. For this purpose, the Fund will allocate foreign source income among the Class A, Class B, Class C and Class D shareholders according to a method similar to that described above for the allocation of dividends eligible for the dividends received deduction.


     No gain or loss will be recognized by Class B shareholders on the conversion of their Class B shares into Class D shares. A shareholder's basis in the Class D shares acquired will be the same as such shareholder's basis in the Class B shares converted, and the holding period of the acquired Class D shares will include the holding period for the converted Class B shares.

     If a shareholder exercises an exchange privilege within 90 days of acquiring the shares, then the loss the shareholder can recognize on the exchange will be reduced (or the gain increased) to the extent any sales charge paid to the Fund on the exchanged shares reduces any sales charge the shareholder would have owed upon the purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

     A loss realized on a sale or exchange of shares of the Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. While the Fund intends to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.



     The Fund may invest up to 10% of its total assets in securities of other investment companies. If the Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, the Fund will be treated as owning shares in a passive foreign investment company ("PFIC") for U.S. Federal income tax purposes. The Fund may be subject to U.S. Federal income tax, and an additional tax in the nature of interest (the "interest charge"), on a portion of the distributions from such a company and on gain from the disposition of the shares of such a company (collectively referred to as "excess distributions"), even if such excess distributions are paid by the Fund as a dividend to its shareholders. The Fund may be eligible to make an election with respect to certain PFICs in which it owns shares that will allow it to avoid the taxes on excess distributions. However, such election may cause the Fund to recognize income in a particular year in excess of the distributions received from such PFICs. Alternatively, under recent legislation, the Fund could elect to "mark to market" at the end of each taxable year all shares that it holds in PFICs. If it made this election, the Fund would recognize as ordinary income any increase in the value of such shares over their adjusted basis and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. By making the mark-to-market election, the Fund could avoid imposition of the interest charge with respect to its distributions from PFICs, but in any particular year might be required to recognize income in excess of the distributions it received from PFICs and its proceeds from dispositions of PFIC stock.


TAX TREATMENT OF OPTIONS AND FUTURES TRANSACTIONS

     The Fund may write, purchase or sell options, futures and forward foreign exchange contracts. Options and futures contracts that are "Section 1256 contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year, i.e., each such option or futures contract will be treated as sold for its fair market value on the last day of the taxable year. Unless such contract is a forward foreign exchange contract, or is a non-equity option or a regulated futures contract for a non-U.S. currency for which the Fund elects to have gain or loss treated as ordinary gain or loss under Code Section 988 (as described below), gain or loss from Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss. Application of these rules to
Section 1256 contracts held by the Fund may alter the timing and character of distributions to shareholders. The mark-to-market rules outlined above, however, will not apply to certain transactions entered into by the Fund solely to reduce the risk of changes in price or interest or currency exchange rates with respect to its investments.

     A forward foreign exchange contract that is a Section 1256 contract will be marked to market, as described above. However, the character of gain or loss from such a contract will generally be ordinary under Code Section 988. The Fund may, nonetheless, elect to treat the gain or loss from certain forward foreign exchange contracts as capital. In this case, gain or loss realized in connection with a forward foreign exchange contract that is a Section 1256 contract will be characterized as 60% long-term and 40% short-term capital gain or loss.


     Code Section 1092, which applies to certain "straddles," may affect the taxation of the Fund's swaps, sales of securities and transactions in options, futures and forward foreign exchange contracts. Under Section 1092, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain swaps, sales of securities and certain closing transactions in options, futures and forward foreign exchange contracts.


SPECIAL RULES FOR CERTAIN FOREIGN CURRENCY TRANSACTIONS

     In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stocks, securities or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures, or forward foreign exchange contracts will be valued for purposes of the RIC diversification requirements applicable to the Fund.

     Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from certain debt instruments, from certain forward contracts, from futures contracts that are not "regulated futures contracts" and from unlisted options will be treated as ordinary income or loss under Code Section 988. In certain circumstances, the Fund may elect capital gain or loss treatment for such transactions. Regulated futures contracts, as described above, will be taxed under Code Section 1256 unless application of Section 988 is elected by the Fund. In general, however, Code
Section 988 gains or losses will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary income dividend distributions, and all or a portion of distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing the basis of each shareholder's Fund shares and resulting in a capital gain for any shareholder who received a distribution greater than such shareholder's basis in Fund shares (assuming the shares were held as a capital asset). These rules and the mark-to-market rules described above, however, will not apply to certain transactions entered into by the Fund solely to reduce the risk of currency fluctuations with respect to its investments.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

     Ordinary income and capital gain dividends may also be subject to state and local taxes.

     Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on U.S. Government obligations. State law varies as to whether dividend income attributable to U.S. Government obligations is exempt from state income tax.

     Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

                                PERFORMANCE DATA

     From time to time the Fund may include its average annual total return and other total return data in advertisements or information furnished to present or prospective shareholders. Total return figures are based on the Fund's historical performance and are not intended to indicate future performance. Average annual total return is determined separately for Class A, Class B, Class C and Class D shares in accordance with formulas specified by the Commission.

     Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class A and Class D shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Class B and Class C shares.

     The Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $1,000 investment, for various periods. Such data will be computed as described above, except that (i) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and (ii) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

     In order to reflect the reduced sales charges in the case of Class A or Class D shares or the waiver of the CDSC in the case of Class B or Class C shares applicable to certain investors, as described under "Purchase of Shares" and "Redemption of Shares," respectively, the total return data quoted by the Fund in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may not take into account the CDSC and therefore may reflect greater total return since, due to the reduced sales charges or the waiver of sales charges, a lower amount of expenses is deducted.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES


     The Fund was incorporated under Maryland law on March 24, 1998. It has an authorized capital of 500,000,000 shares of Common Stock, par value $.10 per share, divided into four classes designated Class A, Class C and Class D Common Stock, each consisting of 100,000,000 shares and Class B Common Stock consisting of 200,000,000 shares. Shares of Class A, Class B, Class C and Class D Common Stock represent an interest in the same assets of the Fund and are identical in all respects except that the Class B, Class C and Class D shares bear certain expenses related to the account maintenance and/or distribution of such shares and have exclusive voting rights with respect to matters relating to such expenditures. The Fund may issue additional classes or shares if the Board of Directors deems such issuance to be in the best interests of the Fund. Upon liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders, except for any expenses which may be attributable only to one class. Shares have no preemptive or conversion rights. The rights of redemption and exchange are described elsewhere herein and in the Prospectus. Shares are fully paid and nonassessable by the Fund.

     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Directors and any other matter submitted to a shareholder vote. The Fund does not intend to hold annual meetings of shareholders in any year in which the Investment Company Act does not require shareholders to act upon any of the following matters: (i) election of Directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent accountants. Also, the by-laws of the Fund require that a special meeting of shareholders be held upon the written request of at least a majority of the outstanding shares of the Fund entitled to vote at such meeting, if they comply with applicable Maryland law. Voting rights for Directors are not cumulative. Shares issued are fully paid and non-assessable and have no preemptive rights. Redemption and conversion rights are discussed elsewhere herein and in the Prospectus. Each share of Class B, Class C and Class D Common Stock is entitled to participate equally in dividends and distributions declared by the Fund and in the net assets of the Fund upon liquidation or dissolution after satisfaction of outstanding liabilities. Stock certificates will be issued by the Transfer Agent only on specific request. Certificates for fractional shares are not issued in any case.


     The Manager provided the initial capital for the Fund by purchasing 10,000 shares of common stock of the Fund for $100,000. Such shares were acquired for investment and can only be disposed of by redemption. The organizational expenses of the Fund (estimated at approximately $159,000) will be paid by the Fund and will be amortized over a period not exceeding five years. The proceeds realized by the Manager upon the redemption of any of the shares initially purchased by it will be reduced by the proportional amount of the unamortized organizational expenses which the number of such initial shares being redeemed bears to the number of shares initially purchased. As of the date of this Statement of Additional Information, the Manager owned 100% of the outstanding shares of Common Stock of the Fund. The Manager may be deemed to control the Fund until such time as it owns less than 25% of the outstanding shares of the Fund.

COMPUTATION OF OFFERING PRICE PER SHARE

     An illustration of the computation of the offering price for Class A, Class B, Class C and Class D shares of the Fund based on the projected value of the Fund's estimated net assets and projected number of shares outstanding on the date its shares first are offered for sale to public investors is as follows:


                                                      CLASS A    CLASS B    CLASS C    CLASS D
                                                      -------    -------    -------    -------
Net Assets........................................    $25,000    $25,000    $25,000    $25,000
                                                      =======    =======    =======    =======
Number of Shares Outstanding......................      2,500      2,500      2,500      2,500
                                                      =======    =======    =======    =======
Net Asset Value Per Share (net assets divided by
  number of shares outstanding)...................    $ 10.00    $ 10.00    $ 10.00    $ 10.00
Sales Charge (for Class A and Class D Shares:
  5.25% of offering price (5.54% of net amount
  invested))*.....................................        .55         **         **        .55
                                                      -------    -------    -------    -------
Offering Price....................................    $ 10.55    $ 10.00    $ 10.00    $ 10.55
                                                      =======    =======    =======    =======


---------------

* Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.

** Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class B and Class C Shares" in the Prospectus and "Redemption of Shares -- Deferred Sales Charges -- Class B and Class C Shares" herein.

INDEPENDENT AUDITORS


     Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, has been selected as the independent auditors of the Fund. The selection of independent auditors is subject to approval by the Independent Directors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.


CUSTODIAN


     Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as the Custodian of the Fund's assets. Under its contract with the Fund, the Custodian is authorized, among other things, to establish separate accounts in foreign currencies and to cause foreign securities owned by the Fund to be held in its offices outside of the United States and with certain foreign banks and securities depositories. The Custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments.


TRANSFER AGENT


     Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as the Fund's Transfer Agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "Management of the Fund -- Transfer Agency Services" in the Prospectus.

LEGAL COUNSEL

     Brown & Wood LLP, One World Trade Center, New York New York 10048-0557, is counsel for the Fund.

REPORTS TO SHAREHOLDERS


     The fiscal year of the Fund ends on March 31 of each year. The Fund sends to its shareholders at least semi-annually reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends and capital gains distributions.


ADDITIONAL INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.
                         ------------------------------


     Under a separate agreement, ML & Co. has granted the Fund the right to use the "Merrill Lynch" name and has reserved the right to withdraw its consent to the use of such name by the Fund at any time or to grant the use of such name to any other company, and the Fund has granted ML & Co., under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by ML & Co.

INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholder,


Merrill Lynch Global Technology Fund, Inc.:



We have audited the accompanying statement of assets and liabilities of Merrill Lynch Global Technology Fund, Inc, as of May 18, 1998. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.



We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Merrill Lynch Global Technology Fund, Inc. as of May 18, 1998 in conformity with generally accepted accounting principles.



Deloitte & Touche LLP

Princeton, New Jersey

May 18, 1998

                   MERRILL LYNCH GLOBAL TECHNOLOGY FUND, INC.


                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 18, 1998



Assets:
  Cash in Bank..............................................    $100,000
  Prepaid registration fees (Note 3)........................     124,040
  Deferred organization expenses (Note 4)...................     159,000
                                                                --------
Total Assets................................................     383,040
Liabilities -- accrued expenses.............................     283,040
                                                                --------
Net Assets (equivalent to $10.00 per share on 2,500 Class A
  shares of Common Stock (par value $0.10), 2,500 Class B
  shares of Common Stock (par value $0.10), 2,500 Class C
  shares of Common Stock (par value $0.10) and 2,500 Class D shares of Common Stock (par value $0.10) outstanding with
  500,000,000 shares authorized) (Note 1)...................    $100,000
                                                                ========


---------------

Notes to Statement of Assets and Liabilities.


(1) Merrill Lynch Global Technology Fund, Inc. (the "Fund") was organized as a Maryland corporation on March 24, 1998. The Fund is registered under the Investment Company Act of 1940 as an open-end management investment company. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 2,500 Class A shares, 2,500 Class B shares, 2,500 Class C shares and 2,500 Class D shares of Common Stock to Merrill Lynch Asset Management, L.P. (the "Manager").


(2) The Fund has entered into a management agreement (the "Management Agreement") with the Manager, and distribution agreements (the "Distribution Agreements") with Merrill Lynch Funds Distributor, Inc. (the "Distributor"). (See "Management of the Fund -- Management and Advisory Arrangements" in the Statement of Additional Information.) Certain officers and/or directors of the Fund are officers and/or directors of the Manager and the Distributor.

(3) Prepaid registration fees are charged to income as the related shares are issued.

(4) Deferred organization expenses will be amortized over a period from the date the Fund commences operations not exceeding five years. In the event that the Manager (or any subsequent holder) redeems any of its original shares prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that the Fund is liquidated prior to the end of the five-year period, the Manager (or any subsequent holder) shall bear the unamortized deferred organization expenses.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

------

                               TABLE OF CONTENTS


                                           PAGE
Investment Objective and Policies.......     2
  Portfolio Strategies Involving
    Options, Futures and Foreign
    Exchange Transactions...............     3
  Other Investment Policies and
    Practices...........................     3
  Investment Restrictions...............     5
Management of the Fund..................     8
  Directors and Officers................     8
  Compensation of Directors.............     9
  Management and Advisory Arrangements..    10
Purchase of Shares......................    11
  Initial Sales Charge Alternatives --
    Class A and Class D Shares..........    12
  Reduced Initial Sales Charges.........    13
  Employer-Sponsored Retirement or
    Savings Plans and Certain Other
    Arrangements........................    16
  Distribution Plans....................    16
  Limitations on the Payment of Deferred
    Sales Charges.......................    17
Redemption of Shares....................    17
  Deferred Sales Charges -- Class B and
    Class C Shares......................    18
Portfolio Transactions And Brokerage....    18
Determination Of Net Asset Value........    20
  Shareholder Services..................    21
  Investment Account....................    21
  Automatic Investment Plans............    22
  Automatic Reinvestment of Dividends
    and Capital Gains Distributions.....    22
  Systematic Withdrawal Plans...........    23
  Exchange Privilege....................    24
Dividends, Distributions and Taxes......    26
  Dividends and Distributions...........    26
  Taxes.................................    27
  Tax Treatment of Options and Futures
    Transactions........................    29
  Special Rules for Certain Foreign
    Currency Transactions...............    30
Performance Data........................    31
General Information.....................    31
  Description of Shares.................    31
  Computation of Offering Price Per
    Share...............................    33
  Independent Auditors..................    33
  Custodian.............................    33
  Transfer Agent........................    34
  Legal Counsel.........................    34
  Reports to Shareholders...............    34
  Additional Information................    34
Independent Auditors' Report............    35
Statement Of Assets and Liabilities.....    36
                               Code #19028-0598


    YZa


    MERRILL LYNCH GLOBAL


    TECHNOLOGY FUND, INC.


                                                                [MLYNCH COMPASS]
    STATEMENT OF
    ADDITIONAL
    INFORMATION


    May 20, 1998


    Distributor:
    Merrill Lynch
    Funds Distributor, Inc.

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

     (a) FINANCIAL STATEMENTS

        Contained in Part B:

           Independent Auditors' Report


           Statement of Assets and Liabilities as of May 18, 1998.


     EXHIBITS


EXHIBIT
NUMBER                                 DESCRIPTION
-------                                -----------
 1(a)     --   Articles of Incorporation of the Registrant, dated March 24,
               1998.(a)
  (b)     --   Articles of Amendment to Articles of Incorporation of the
               Registrant, dated May 6, 1998.
 2        --   Amended and Restated By-Laws of the Registrant
 3        --   None.
 4        --   Portions of the Articles of Incorporation and the By-Laws of
               the Registrant defining the rights of holders of shares of the Registrant.(b)
 5(a)     --   Form of Management Agreement between the Registrant and
               Merrill Lynch Asset Management, L.P. (the "Manager").
  (b)     --   Form of Sub-Advisory Agreement between the Manager and
               Merrill Lynch Asset Management U.K. Limited.
 6(a)     --   Form of Class A Shares Distribution Agreement between the
               Registrant and Merrill Lynch Funds Distributor, Inc. (the
               "Distributor").
  (b)     --   Form of Class B Shares Distribution Agreement between the
               Registrant and the Distributor.
  (c)     --   Form of Class C Shares Distribution Agreement between the
               Registrant and the Distributor.
  (d)     --   Form of Class D Shares Distribution Agreement between the
               Registrant and the Distributor.
 7        --   None.
 8        --   Form of Custody Agreement between the Registrant and Brown
               Brothers Harriman & Co.
 9(a)     --   Form of Transfer Agency, Dividend Disbursing Agency and
               Shareholder Servicing Agency Agreement between the
               Registrant and Merrill Lynch Financial Data Services, Inc.
               (the "Transfer Agent").
  (b)     --   Form of Agreement relating to use of name between the
               Registrant and Merrill Lynch & Co., Inc.
 10       --   Opinion of Brown & Wood LLP, counsel for the Registrant.
 11       --   Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
 12       --   None.
 13       --   Certificate of the Manager.
 14       --   None.

EXHIBIT
NUMBER                                 DESCRIPTION
-------                                -----------
 15(a)    --   Form of Class B Shares Distribution Plan and Class B Shares
               Distribution Plan Sub-Agreement of the Registrant.
   (b)    --   Form of Class C Shares Distribution Plan and Class C Shares
               Distribution Plan Sub-Agreement of the Registrant.
   (c)    --   Form of Class D Shares Distribution Plan and Class D Shares
               Distribution Plan Sub-Agreement of the Registrant.
 16       --   None
 17(a)    --   Financial Data Schedule for Class A Shares.
  (b)     --   Financial Data Schedule for Class B Shares.
  (c)     --   Financial Data Schedule for Class C Shares.
  (d)     --   Financial Data Schedule for Class D Shares.
 18       --   Merrill Lynch Select Pricing(SM) System Plan Pursuant to
               Rule 18f-3.(c)


---------------

(a) Filed on March 31, 1998 as an Exhibit to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 333-48929) (the "Registration Statement").



(b) Reference is made to Articles IV, V (Sections 3, 5, 6 and 7), VI, VII and IX of the Registrant's Articles of Incorporation, filed herewith as Exhibit 1 to this Registration Statement on Form N-1A; and to Articles II, III (Sections 1, 3, 5 and 6), VI, VII, XIII and XIV of the Registrant's By-Laws, filed herewith as Exhibit 2 to this Registration Statement on Form N-1A.



(c) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A under the Securities Act of 1933, as amended, filed on January 25, 1996 relating to shares of Merrill Lynch New York Municipal Bond Fund series of Merrill Lynch Multi-State Municipal Series Trust (File No. 2-99473).


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT


     The Registrant has sold 2,500 Class A shares of its Common Stock, 2,500 Class B shares of its Common Stock, 2,500 Class C shares of its Common Stock and 2,500 Class D shares of its Common Stock to the Manager for an aggregate of $100,000.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


                                                              NUMBER OF
                                                              HOLDERS AT
                                                               MAY 19,
                       TITLE OF CLASS                            1998
                       --------------                         ----------
Class A shares of Common Stock, par value $0.10 per share...         1
Class B shares of Common Stock, par value $0.10 per share...         1
Class C shares of Common Stock, par value $0.10 per share...         1
Class D shares of Common Stock, par value $0.10 per share...         1


---------------
* The number of holders includes holders of record plus beneficial owners, whose shares are held of record by Merrill Lynch, Pierce, Fenner & Smith Incorporated.

ITEM 27. INDEMNIFICATION


     Reference is made to Article VI of Registrant's Articles of Incorporation,
Article VI of Registrant's Bylaws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.


     Article VI of the By-Laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Each officer and director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland; provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his activities as officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or director of the Registrant.

     In Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF MANAGER


     (a) Merrill Lynch Asset Management, L.P. ("MLAM" or the "Manager") acts as the investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch

Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc., and Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Portfolio, two investment portfolios of EQ Advisors Trust.


     Fund Asset Management, L.P. ("FAM"), an affiliate of the Manager, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Debt Strategies Fund, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Insured Fund, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc. and Worldwide DollarVest Fund, Inc.


     The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2646. The address of the Manager, FAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators L.P. is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds Distributor, Inc. ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch and ML & Co. is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281. The address of the Transfer Agent, Merrill Lynch Financial Data Services, Inc. is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

     Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since January 1, 1996 for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President, Mr. Richard is Treasurer and Mr. Glenn is Executive Vice President of substantially all of the investment companies described in the first two paragraphs of this Item 28 and Messrs. Giordano, Harvey, Kirstein and Monagle are directors, trustees or officers of one or more of such companies.


     Officers and Partners of MLAM are set forth as follows:

                                                            OTHER SUBSTANTIAL BUSINESS,
         NAME            POSITION WITH THE MANAGER      PROFESSION, VOCATION OR EMPLOYMENT
         ----            -------------------------      ----------------------------------
ML & Co.                 Limited Partner            Financial Services Holding Company; Limited
                                                      Partner of FAM
Princeton Services       General Partner            General Partner of FAM
Arthur Zeikel            Chairman                   Chairman of FAM; President of the Manager
                                                      and FAM from 1977 to 1997; Chairman and
                                                      Director of Princeton Services; President
                                                      of Princeton Services from 1993 to 1997;
                                                      Executive Vice President of ML & Co.
Jeffrey M. Peek          President                  President of FAM; President and Director of
                                                      Princeton Services; Executive Vice
                                                      President of ML & Co.
Terry K. Glenn           Executive Vice President   Executive Vice President of FAM; Executive
                                                      Vice President and Director of Princeton
                                                      Services; President and Director of MLFD;
                                                      Director of MLFDS; President of Princeton
                                                      Administrators, L.P.
Linda L. Federici        Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                      President of Princeton Services
Vincent R. Giordano      Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                      President of Princeton Services
Elizabeth A. Griffin     Senior Vice President      Senior Vice President of FAM
Norman R. Harvey         Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                      President of Princeton Services
Michael J. Hennewinkel   Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                      President of Princeton Services
Philip L. Kirstein       Senior Vice President,     Senior Vice President, General Counsel and
                           General Counsel and        Secretary of FAM; Senior Vice President,
                           Secretary                  General Counsel, Director and Secretary
                                                      of Princeton Services
Ronald M. Kloss          Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                      President of Princeton Services

                                                            OTHER SUBSTANTIAL BUSINESS,
         NAME            POSITION WITH THE MANAGER      PROFESSION, VOCATION OR EMPLOYMENT
         ----            -------------------------      ----------------------------------
Debra W. Landsman Yaros  Senior Vice President      Senior Vice President of FAM; Vice
                                                      President of MLFD; Senior Vice President
                                                      of Princeton Services
Stephen M.M. Miller      Senior Vice President      Executive Vice President of Princeton
                                                      Administrators, L.P.; Senior Vice
                                                      President of Princeton Services
Joseph T. Monagle, Jr.   Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                      President of Princeton Services
Michael L. Quinn         Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                      President of Princeton Services; Managing
                                                      Director and First Vice President of
                                                      Merrill Lynch from 1989 to 1995
Richard L. Reller        Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                      President of Princeton Services; Director
                                                      of MLFD
Gerald M. Richard        Senior Vice President and  Senior Vice President and Treasurer of FAM;
                           Treasurer                  Senior Vice President and Treasurer of
                                                      Princeton Services; Vice President and
                                                      Treasurer of MLFD
Gregory D. Upah          Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                      President of Princeton Services
Ronald L. Welburn        Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                      President of Princeton Services



     (b) Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") acts as sub-adviser for the following registered investment companies: The Corporate Fund Accumulation Program, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Americas Income Fund Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Consults International Portfolio, Merrill Lynch Convertible Fund, Inc., Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Developing Capital Markets, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund Inc., Merrill Lynch Fund for Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Pacific Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable

Series Funds, Inc., Merrill Lynch World Income Fund, Inc., The Municipal Fund Accumulation Program, Inc. and Worldwide DollarVest Fund, Inc. The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM U.K. is Milton Gate, 1 Moor Lane, London EC2Y 9HA, England.



     Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since January 1, 1996, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Zeikel, Albert and Richard are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 28.



                                                         OTHER SUBSTANTIAL BUSINESS,
NAME                 POSITION WITH MLAM U.K.          PROFESSION, VOCATION OR EMPLOYMENT
----                 -----------------------          ----------------------------------
Arthur Zeikel        Director and Chairman    Chairman of the Manager and FAM; President of the
                                                Manager and FAM from 1977 to 1997; Chairman and
                                                Director of Princeton Services; President of
                                                Princeton Services from 1973 to 1997; Executive
                                                Vice President of ML & Co.
Alan J. Albert       Senior Managing          Vice President of the Manager
                       Director
Nicholas C.D. Hall   Director                 Director of Merrill Lynch Europe PLC.; General
                                                Counsel of Merrill Lynch International Private
                                                Banking Group
Gerald M. Richard    Senior Vice President    Senior Vice President and Treasurer of the Manager
                                                and FAM; Senior Vice President and Treasurer of
                                                Princeton Services; Vice President and Treasurer
                                                of MLFD
Carol Ann Langham    Company Secretary        None
Debra Anne Searle    Assistant Company        None
                       Secretary


ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) MLFD acts as the principal underwriter for the Registrant. MLFD acts as the principal underwriter for each of the open-end registered investment companies referred to in the first two paragraphs of Item 28 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., MuniAssets Fund, Inc. and The Municipal Fund Accumulation Program, Inc., and MLFD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.

     (b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Messrs. Aldrich, Breen, Crook, Fatseas, and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2646.

                                               POSITIONS AND OFFICES       POSITIONS AND OFFICES
                   NAME                              WITH MLFD                WITH REGISTRANT
                   ----                        ---------------------       ---------------------
Terry K. Glenn............................  President and Director        Executive Vice President
Richard L. Reller.........................  Director                                None
Thomas J. Verage..........................  Director                                None
William E. Aldrich........................  Senior Vice President                   None
Robert W. Crook...........................  Senior Vice President                   None
Michael J. Brady..........................  Vice President                          None
William M. Breen..........................  Vice President                          None
Michael G. Clark..........................  Vice President                          None
James T. Fatseas..........................  Vice President                          None
Debra W. Landsman-Yaros...................  Vice President                          None
Michelle T. Lau...........................  Vice President                          None
Gerald M. Richard.........................  Vice President and Treasurer         Treasurer
Salvatore Venezia.........................  Vice President                          None
William Wasel.............................  Vice President                          None
Robert Harris.............................  Secretary                               None

     (c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31 (a) of the Investment Company Act of 1940, as amended, (the "1940 Act"), and the rules thereunder are maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its transfer agent, Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

ITEM 31.  MANAGEMENT SERVICES

     Other than as set forth under the caption "Management of the Fund -- Management and Advisory Arrangements" in the Prospectus constituting Part A of the Registration Statement and under the caption "Management of the Fund -- Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 32.  UNDERTAKINGS

     (a) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the Registrant's registration statement under the 1933 Act.

     (b) The Fund, if requested to do so by the holders of at least 10% of the Fund's outstanding shares, will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and will assist communications with other shareholders as required by Section 16(c) of the 1940 Act.

                                   SIGNATURES


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS AMENDMENT TO ITS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE TOWNSHIP OF PLAINSBORO, AND STATE OF NEW JERSEY, ON THE 18TH DAY OF MAY, 1998.



                                         MERRILL LYNCH GLOBAL TECHNOLOGY FUND,
                                         INC.

                                                      (REGISTRANT)


                                          By:       /s/ ARTHUR ZEIKEL

                                            ------------------------------------

                                                 (ARTHUR ZEIKEL, PRESIDENT)



     EACH PERSON WHOSE SIGNATURE APPEARS BELOW HEREBY AUTHORIZES ARTHUR ZEIKEL, TERRY K. GLENN OR GERALD M. RICHARD, OR ANY OF THEM, AS ATTORNEY-IN-FACT, TO SIGN ON HIS BEHALF, INDIVIDUALLY AND IN EACH CAPACITY STATED BELOW, ANY AMENDMENTS TO THE REGISTRATION STATEMENT (INCLUDING POST-EFFECTIVE AMENDMENTS) AND TO FILE THE SAME, WITH ALL EXHIBITS THERETO, WITH THE SECURITIES AND EXCHANGE COMMISSION.


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.


                       SIGNATURES                                     TITLE                 DATE(S)
                       ----------                                     -----                 -------

                   /s/ ARTHUR ZEIKEL                      President and Director           May 18, 1998
--------------------------------------------------------    (Principal Executive
                    (ARTHUR ZEIKEL)                         Officer)

                 /s/ GERALD M. RICHARD                    Treasurer (Principal             May 18, 1998
--------------------------------------------------------    Financial and Accounting
                  (GERALD M. RICHARD)                       Officer)

                    /s/ DONALD CECIL                      Director                         May 18, 1998
--------------------------------------------------------
                     (DONALD CECIL)
                                                          Director
--------------------------------------------------------
                   (EDWARD H. MEYER)

                 /s/ CHARLES C. REILLY                    Director                         May 18, 1998
--------------------------------------------------------
                  (CHARLES C. REILLY)
                                                          Director
--------------------------------------------------------
                   (RICHARD R. WEST)

                 /s/ EDWARD D. ZINBARG                    Director                         May 18, 1998
--------------------------------------------------------
                  (EDWARD D. ZINBARG)

                                 EXHIBIT INDEX


EXHIBIT
NUMBER
-------
 1(b)     --   Articles of Amendment to Articles of Incorporation of the
               Registrant, dated May 6, 1998.
 2        --   Amended and Restated By-Laws of the Registrant.
 5(a)     --   Form of Management Agreement between the Registrant and
               Merrill Lynch Asset Management, L.P. (the "Manager").
  (b)     --   Form of Sub-Advisory Agreement between the Manager and
               Merrill Lynch Asset Management U.K. Limited.
 6(a)     --   Form of Class A Shares Distribution Agreement between the
               Registrant and Merrill Lynch Funds Distributor, Inc. (the
               "Distributor").
  (b)     --   Form of Class B Shares Distribution Agreement between the
               Registrant and the Distributor.
  (c)     --   Form of Class C Shares Distribution Agreement between the
               Registrant and the Distributor.
  (d)     --   Form of Class D Shares Distribution Agreement between the
               Registrant and the Distributor.
 8        --   Form of Custody Agreement between the Registrant and Brown
               Brothers Harriman & Co.
 9(a)     --   Form of Transfer Agency, Dividend Disbursing Agency and
               Shareholder Servicing Agency Agreement between the
               Registrant and Merrill Lynch Financial Data Services, Inc.
  (b)     --   Form of Agreement relating to use of name between Registrant and Merrill Lynch & Co., Inc.
10        --   Opinion of Brown & Wood LLP, counsel for the Registrant.
11        --   Consent of Deloitte & Touche LLP., independent auditors for the Registrant.
13        --   Certificate of the Manager.
15(a)     --   Form of Class B Shares Distribution Plan and Class B Shares
               Distribution Plan Sub-Agreement of the Registrant.
  (b)     --   Form of Class C Shares Distribution Plan and Class C Shares
               Distribution Plan Sub-Agreement of the Registrant.
  (c)     --   Form of Class D Shares Distribution Plan and Class D Shares
               Distribution Plan Sub-Agreement of the Registrant.
17(a)     --   Financial Data Schedule for Class A Shares.
  (b)     --   Financial Data Schedule for Class B Shares.
  (c)     --   Financial Data Schedule for Class C Shares.
  (d)     --   Financial Data Schedule for Class D Shares.